   As filed with the Securities and Exchange Commission on April 15, 2005

                                           1933 Act Registration No. 333-115839
                                            1940 Act Registration No. 811-08559
                                                             CIK No. 0001051629
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-6
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 2


                             REGISTRATION STATEMENT
                                      UNDER
                           THE INVESTMENT ACT OF 1940


                                 Amendment No. 2


                                   ----------

              LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE
                                    ACCOUNT M
                           (Exact Name of Registrant)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                            (Exact Name of Depositor)

                                   ----------

                100 Madison Street Suite 1860 Syracuse, NY 13202
              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                 (315) 428-8400

                                   ----------

       Robert O. Sheppard, Esquire                      Copy To:
    Lincoln Life & Annuity Company of        Lawrence A. Samplatsky, Esquire
                New York                        The Lincoln National Life
           100 Madison Street                       Insurance Company
               Suite 1860                           350 Church Street
           Syracuse, NY 13202                    Hartford, CT 06103-1106
 (Name and Address of Agent for Service)

            Approximate date of proposed public offering: Continuous Indefinite Number of Units of Interest in Variable Life Insurance Contracts
                     (Title of Securities Being Registered)

                                   ----------


     An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2004 was filed March 24, 2005.


     It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)


     [X]  on May 1, 2005 pursuant to paragraph (b)

     [ ]  80 days after filing pursuant to paragraph (a)(1)


     [ ]  on 5/1/04 pursuant to paragraph (a) (1) of Rule 485.

   This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

================================================================================

                                  Prospectus 1

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Lincoln Life & Annuity Company of New York

Home Office Location:
100 Madison Street
Suite 1860
Syracuse, NY 13202
(888) 223-1860

Administrative Office:
Client Service Center
350 Church Street - MVL1
Hartford, CT 06103-1106
(800) 444-2363

--------------------------------------------------------------------------------
               A Flexible Premium Variable Life Insurance Policy
--------------------------------------------------------------------------------
     This prospectus describes Lincoln Momentum VULONE, a flexible premium variable life insurance contract (the "policy"), offered by Lincoln Life & Annuity Company of New York ("Lincoln Life", "the Company", "we", "us", "our"). The policy provides for death benefits and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.


     The policy described in this prospectus is distributed exclusively by registered representatives of M Holdings Securities, Inc. and registered representatives affiliated with M Holdings Incorporated and is available only in New York.


     You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account M ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features funds from the Elite Series of funds and M Fund, Inc. (the "funds"), offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.
                  M Fund, Inc

                  Elite Series

                      o AllianceBernstein Variable Products Series Fund, Inc.


                      o American Century Investments Variable Portfolios, Inc.


                      o American Funds Insurance Series

                      o Delaware VIP Trust

                      o Fidelity Variable Insurance Products

                      o Franklin Templeton Variable Insurance Products Trust

                      o Janus Aspen Series

                      o Lincoln Variable Insurance Products Trust

                      o MFS (Reg. TM) Variable Insurance Trust

                      o Neuberger Berman Advisers Management Trust

                      o Scudder Investments VIT Funds



Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.



To be valid, this prospectus must have the current funds' prospectuses with it. Keep all prospectuses for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.





                         Prospectus Dated: May 1, 2005


                                 Table of Contents





Contents                                                   Page
----------------------------------------------------      -----
POLICY SUMMARY .....................................         3
    Benefits of Your Policy ........................         3
    Risks of Your Policy ...........................         3
    Charges and Fees ...............................         4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
  THE GENERAL ACCOUNT ..............................         7
    Principal Underwriter ..........................         7
    Fund Participation Agreements ..................         7
    Distribution of the Policies and
      Compensation .................................         8
    Funds ..........................................         8
    Fund Withdrawal and Substitution ...............        12
    Voting Rights ..................................        12
POLICY CHARGES AND FEES ............................        12
    Premium Load; Net Premium Payment ..............        13
    Surrender Charges ..............................        13
    Partial Surrender Fee ..........................        14
    Fund Transfer Fee ..............................        14
    Mortality and Expense Risk Charge ..............        14
    Fixed Account Asset Charge .....................        14
    Cost of Insurance Charge .......................        14
    Administrative Fee .............................        15
    Policy Loan Interest ...........................        15
    Rider Charges ..................................        15
    Case Exceptions ................................        15
YOUR INSURANCE POLICY ..............................        15
    Application ....................................        16
    Owner ..........................................        16
    Right-to-Examine Period ........................        17
    Initial Specified Amount .......................        17
    Transfers ......................................        17
    Market Timing ..................................        17
    Optional Sub-Account Allocation Programs .......        19


Contents                                                   Page
----------------------------------------------------      -----
    Riders .........................................        19
    Continuation of Coverage .......................        21
    Termination of Coverage ........................        21
    State Regulation ...............................        21
PREMIUMS ...........................................        21
    Allocation of Net Premium Payments .............        22
    Planned Premiums; Additional Premiums ..........        22
    Policy Values ..................................        22
DEATH BENEFITS .....................................        23
    Death Benefit Options ..........................        23
    Changes to the Initial Specified Amount and
      Death Benefit Options ........................        24
    Death Benefit Proceeds .........................        25
POLICY SURRENDERS ..................................        25
    Partial Surrender ..............................        25
POLICY LOANS .......................................        26
LAPSE AND REINSTATEMENT ............................        26
    No-Lapse Protection ............................        27
    Reinstatement of a Lapsed Policy ...............        27
TAX ISSUES .........................................        27
    Taxation of Life Insurance Contracts in
      General ......................................        27
    Policies Which Are MECs ........................        28
    Policies Which Are Not MECs ....................        29
    Other Considerations ...........................        29
    Fair Value of Your Policy ......................        30
    Tax Status of Lincoln Life .....................        30
RESTRICTIONS ON FINANCIAL
  TRANSACTIONS .....................................        30
LEGAL PROCEEDINGS ..................................        31
FINANCIAL STATEMENTS ...............................        31
CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION ...........................        32


2

POLICY SUMMARY


Benefits of Your Policy
Death Benefit Protection. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

Tax Deferred Accumulation. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

Access to Your Policy Values. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

Flexibility. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.



Risks of Your Policy

Fluctuating Investment Performance. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

Unsuitable for Short-Term Investment. This policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your policy is not designed to serve as a vehicle for frequent trading.

Policy Lapse. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. Outstanding policy loans increase the risk of lapse.

Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.


Adverse Consequences of Early Surrender. There are surrender charges assessed if you surrender your policy within the first 10-15 policy years, and fees assessed for partial surrenders in all policy years. Full or partial surrenders may result in tax consequences. Depending on the amount of premium paid, or any reduction in specified amount, there may be little or no surrender value available. Partial surrenders may reduce the policy value and death benefit, and may increase the risk of lapse.


Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.


                                                                               3

Charges and Fees

This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.


Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.




                                                Table I: Transaction Fees
                                           When Charge                                        Amount
          Charge                           is Deducted                                       Deducted
 Maximum sales charge           When you pay a premium.                8.0% of each premium payment.1
 imposed on premiums
     (load)
 Surrender Charge*              Upon full surrender of your
                                policy (years 1-15). When you
                                make certain specified amount
                                decreases (years 1-10).
  Minimum and                                                          The surrender charge ranges from a minimum
  Maximum Charge                                                       of $0.00 to a maximum of $49.12 per $1,000 of
                                                                       specified amount.
  Charge for a                                                         For a male, age 45, nonsmoker, in year one, the
  Representative Insured                                               maximum surrender charge is $33.11 per
                                                                       $1,000 of specified amount.

                                                                       For a female, age 45, nonsmoker, in year one the
                                                                       maximum surrender charge is $28.11 per
                                                                       $1,000 of specified amount.
 Partial Surrender Fee          When you take a partial                The lesser of $25 or 2% of the amount
                                surrender of your policy.              surrendered.
 Fund Transfer Fee              Applied to any transfer request        $ 25
                                in excess of 24 made during
                                any policy year.
 Estate Tax Repeal Rider        One-time charge at issue (if           $250
 (optional)                     elected).


1 8% of each premium payment in years 1-20 and 4% in years 21 and later.

4

Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.




                           Table II: Periodic Charges Other Than Fund Operating Expenses
                                        When Charge                                     Amount
          Charge                        is Deducted                                    Deducted
 Cost of Insurance*             Monthly
  Minimum and                                                    The monthly cost of insurance rates for standard
  Maximum Charge                                                 issue individuals ranges from a guaranteed
                                                                 minimum of $0.00 per $1,000 per month to a
                                                                 guaranteed maximum of $83.33 per $1,000 per
                                                                 month of net amount at risk.

                                                                 Individuals with a higher mortality risk than
                                                                 standard issue individuals can be charged from
                                                                 125% to 800% of the standard rate.
  Charge for a                                                   For a male, age 45, nonsmoker, the guaranteed
  Representative Insured                                         maximum monthly cost of insurance rate is
                                                                 $0.38 per $1,000 of net amount at risk.

                                                                 For a female, age 45, nonsmoker, the guaranteed
                                                                 maximum monthly cost of insurance rate is
                                                                 $0.30 per $1,000 of net amount at risk.
 Mortality and Expense          Daily (at the end of each        Daily charge as a percentage of the value of the
 Risk Charge ("M&E")            valuation day).                  Separate Account, guaranteed at an effective
                                                                 annual rate of 0.50%.2
 Fixed Account Asset            Daily                            Daily charge as a percentage of the value of the
 Charge                                                          Fixed Account, guaranteed at an effective annual
                                                                 rate of 0.50%.
 Administrative Fee*            Monthly                          A flat fee of $10 per month in all years.
  Minimum and                                                    For the first ten policy years from issue date or
  Maximum Charge                                                 increase in specified amount, there is an
                                                                 additional charge. The monthly charge ranges
                                                                 from a minimum of $0.01 per $1,000 of initial
                                                                 specified amount or increase in specified
                                                                 amount to a maximum of $0.54 per $1,000 of
                                                                 initial specified amount or increase in specified
                                                                 amount.
  Charge for a                                                   For a male or female age 45, the maximum
  Representative Insured                                         additional monthly charge is $0.05 per $1,000 of
                                                                 specified amount.
 Policy Loan Interest           Annually                         5.5% annually of the amount held in the loan
                                                                 account.3


2 Guaranteed at an effective annual rate of 0.50% in policy years 1-10 and 0.20% in policy years 11 and beyond.

3 Annual interest rate of 5.5% in years 1-10 and 4.5% in years 11 and later.

                                                                               5


             Table II: Periodic Charges Other Than Fund Operating Expenses (continued)
                                 When Charge                             Amount
          Charge                 is Deducted                            Deducted
 Rider Charges                  Annually           Individualized based on optional Rider(s)
                                                   selected.
 Waiver of Monthly              Monthly
 Deduction Rider *
  Minimum and                                      The waiver of monthly deduction rate factor
  Maximum Charge                                   ranges from a minimum of 2% of all other
                                                   covered monthly charges to a maximum of 12%
                                                   of all other covered monthly charges.
  Charge for a                                     For a male, age 45, nonsmoker, the maximum
  Representative Insured                           rate factor is 3.5% of all other covered monthly
                                                   charges.

                                                   For a female, age 45, nonsmoker, the maximum
                                                   rate factor is 5% of all other covered monthly
                                                   charges.
 No-Lapse Enhancement           N/A                There is no charge for this rider.
 Rider
 Accounting Value Rider         N/A                There is no charge for this rider.
 Change of Insured Rider        N/A                There is no charge for this rider.

* These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial adviser.


Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.




 Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund
                                     assets)
            Total Annual Operating Expense                  Minimum        Maximum
 Total management fees, distribution and/or service         0.29%         3.88% 4
 (12b-1) fees, and other expenses.



4 Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 2.77%. These waivers and reductions generally extend through April 30, 2006 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.



6

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

Lincoln Life & Annuity Company of New York (Lincoln Life) (EIN 16-1505436) is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company (LNLIC), an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. LNLIC is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.

Lincoln Life & Annuity Flexible Premium Variable Life Account M (Separate Account) is a separate account of the Company which was established on November 24, 1997. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the New York Insurance Department.

Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.



Principal Underwriter


Lincoln Financial Advisors (LFA) is the principal underwriter for the policies, which are offered continuously. The principal underwriter has overall responsibility for establishing a selling plan for the policies. LFA received $587,280 in 2004, $839,466 in 2003 and $1,182,531 in 2002 for the sale of policies offered through the Separate Account. LFA retains no underwriting commissions from the sale of the policies.



Fund Participation Agreements

In order to make the funds available, Lincoln Life and LFA have entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between 0.10% and 0.36% of the assets attributable to the policies. These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. We (or our affiliates) may profit from these fees or use these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. The compensation may come from 12b-1 fees, or be paid by the advisers or distributors. The funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs:
American Funds Insurance Series, Fidelity Variable Insurance Products and Janus Aspen Series.

Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not



                                                                               7


predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us (or our affiliates) would decrease.




Distribution of the Policies and Compensation

The policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers is M Holdings Securities, Inc. and its registered representatives as well as registered representatives affiliated with M Holdings Incorporated. Registered representatives may receive commission and service fees up to 55% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on accumulation value. Registered representatives are also eligible for cash bonuses and "non cash compensation." The latter [as defined in NASD conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share their commission or expense reimbursement allowance with the registered representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices. All compensation is paid from our resources, which include fees and charges imposed on your policy.


These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.


We do not anticipate that the surrender charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which we will incur in connection with your policy. Any such shortfall would be available for recovery from the Company's General Account, which supports insurance and annuity obligations.



Funds


The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.

We select the funds offered through the policies based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment adviser, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant policy owner assets. Finally, when we develop a variable life insurance product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



8

A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.

Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.

The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.


AllianceBernstein Variable Products Series Fund, Inc., advised by Alliance
     Capital Management, L.P.


   o AllianceBernstein Global Technology Portfolio (Class A): Maximum capital appreciation.
     (formerly AllianceBernstein Technology Portfolio)

   o AllianceBernstein Growth and Income Portfolio (Class A): Growth and income.

   o AllianceBernstein Large Cap Growth Portfolio (Class A): Maximum capital appreciation.
     (formerly AllianceBernstein Premier Growth Portfolio)
     This fund will be available only to existing policy owners as of May 16, 2005. Consult your financial adviser.

   o AllianceBernstein Small/Mid Cap Value Portfolio (Class A): Long-term growth.
     (formerly AllianceBernstein Small Cap Value Portfolio)


American Century Investments Variable Portfolios, Inc., advised by American Century Investment Management, Inc.


   o Inflation Protection Fund (Class I): Inflation protection.



American Funds Insurance Series, advised by Capital Research and Management Company.


   o Global Growth Fund (Class 2): Long-term growth.

   o Global Small Capitalization Fund (Class 2): Long-term growth.

   o Growth Fund (Class 2): Long-term growth.

   o Growth-Income Fund (Class 2): Growth and income.

   o International Fund (Class 2): Long-term growth.



Delaware VIP Trust, advised by Delaware Management Company.

   o Capital Reserves Series (Standard Class): Current income.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Diversified Income Series (Standard Class): Total return.

   o Emerging Markets Series (Standard Class): Capital appreciation. (Subadvised by Mondrian Investment Partners Limited)


   o High Yield Series (Standard Class): Total return.

   o REIT Series (Standard Class): Total return.

   o Small Cap Value Series (Standard Class): Capital appreciation.


   o Trend Series (Standard Class): Capital appreciation.


                                                                               9


   o U. S. Growth Series (Standard Class): Capital appreciation.
     This fund will be available only to existing policy owners as of May 16, 2005. Consult your financial adviser.

   o Value Series (Standard Class): Capital appreciation.
     (formerly Large Cap Value Series)


Fidelity Variable Insurance Products, advised by Fidelity Management & Research
     Company.

   o Contrafund Portfolio (Service Class): Long-term capital appreciation.

   o Equity-Income Portfolio (Service Class): Reasonable income.
     This fund will be available only to existing policy owners as of May 16, 2005. Consult your financial adviser.


   o Growth Portfolio (Service Class): Capital appreciation.


   o Mid Cap Portfolio (Service Class): Long-term growth.
     This fund will be available as of May 16, 2005. Consult your financial adviser.


   o Overseas Portfolio (Service Class): Long-term growth.



Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Small-Mid Cap Growth Securities Fund and the Templeton Global Income Securities Fund, and by Templeton Global Advisors Limited for the Templeton Growth Securities Fund.

   o Franklin Small-Mid Cap Growth Securities Fund (Class 1): Long-term growth.

     (formerly Franklin Small Cap Fund)

   o Templeton Global Income Securities Fund (Class 1): Total return.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Templeton Growth Securities Fund (Class 1): Long-term growth. (Subadvised by Templeton Asset Management Ltd.)


Janus Aspen Series, advised by Janus Capital Management LLC.

   o Balanced Portfolio (Service Shares): Long-term growth and current income. This fund will be available only to existing policy owners as of May 16,
2005. Consult your financial adviser.

   o Mid Cap Growth Portfolio (Service Shares): Long-term growth.
     This fund will be available only to existing policy owners as of May 16, 2005. Consult your financial adviser.


Lincoln Variable Insurance Products Trust, advised by Delaware Management
     Company.

   o Aggressive Growth Fund (Standard Class): Maximum capital appreciation. (Subadvised by T. Rowe Price Associates, Inc.)

   o Bond Fund (Standard Class): Current income.

   o Capital Appreciation Fund (Standard Class): Long-term growth. (Subadvised by Janus Capital Management LLC)

   o Core Fund (Standard Class): Capital appreciation.
     (Subadvised by Salomon Brothers Asset Management Inc., a wholly-owned subsidiary of Citigroup Inc.)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Equity-Income Fund (Standard Class): Income.
     (Subadvised by Fidelity Management & Research Company)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Global Asset Allocation Fund (Standard Class): Total return.
     (Subadvised by UBS Global Asset Management (Americas) Inc. (UBS Global
AM))

   o Growth Fund (Standard Class): Long-term growth.
     (Subadvised by Mercury Advisors, a division of Merrill Lynch Investment Managers)
     This fund will be available as of May 16, 2005. Consult your financial adviser.


10


   o Growth and Income Fund (Standard Class): Capital appreciation.
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Growth Opportunities Fund (Standard Class): Long-term growth. (Subadvised by Mercury Advisors, a division of Merrill Lynch Investment
Managers)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o International Fund (Standard Class): Capital appreciation.
     (Subadvised by Mondrian Investment Partners Limited)


   o Money Market Fund (Standard Class): Preservation of capital.

   o Social Awareness Fund (Standard Class): Capital appreciation.


   o Aggressive Profile Fund (Standard Class): Capital appreciation. (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Conservative Profile Fund (Standard Class): Current income.
     (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Moderate Profile Fund (Standard Class): Total return.
     (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.

   o Moderately Aggressive Profile Fund (Standard Class): Growth and income. (Subadvised by Wilshire Associates Incorporated)
     This fund will be available as of May 16, 2005. Consult your financial adviser.


M Fund, Inc., advised by M Financial Investment Advisers, Inc. (MFIA)

   o Brandes International Equity Fund: Long-term capital appreciation. (Subadvised by Brandes Investment Partners LLC)

   o Business Opportunity Value Fund: Long-term capital appreciation. (Subadvised by Iridian Asset Management LLC)

   o Frontier Capital Appreciation Fund: Maximum capital appreciation. (Subadvised by Frontier Capital Management Company LLC)

   o Turner Core Growth Fund: Long-term capital appreciation.
     (Subadvised by Turner Investment Partners)



MFS (Reg. TM) Variable Insurance Trust, advised by Massachusetts Financial
     Services Company


   o Capital Opportunities Series (Initial Class): Capital appreciation.
     This fund will be available only to existing policy owners as of May 16, 2005. Consult your financial adviser.

   o Emerging Growth Series (Initial Class): Long-term growth.
     This fund will be available only to existing policy owners as of May 16, 2005. Consult your financial adviser.


   o Total Return Series (Initial Class): Growth and income.

   o Utilities Series (Initial Class): Growth and income.


Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC

   o Mid-Cap Growth Portfolio (I Class): Capital appreciation.

   o Regency Portfolio (I Class): Long-term growth.

                                                                              11

Scudder Investments VIT Funds, advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.


   o EAFE (Reg. TM) Equity Index Fund (Class A): Capital appreciation.
     This fund will be available only to existing policy owners as of May 16, 2005. Consult your financial adviser.


   o Equity 500 Index Fund (Class A): Capital appreciation.

   o Small Cap Index Fund (Class A): Capital appreciation.



Fund Withdrawal and Substitution

Lincoln Life may withdraw funds and substitute shares of other funds if:

1) the shares of any fund should no longer be available for investment by the Separate Account; or

2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.



Voting Rights

The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.


POLICY CHARGES AND FEES
Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses). Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.

The monthly deductions, including the cost of insurance charges, will be deducted proportionately from the net accumulation value of each underlying investment option subject to the charge.

The monthly deductions are made on the "monthly anniversary day," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly anniversary day is non-existent for that month, or is not a valuation day, then the monthly anniversary day is the next valuation day.


12

If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.



Premium Load; Net Premium Payment

We make a deduction from each premium payment. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. We deduct 8% from each premium payment in policy years 1-20 and 4% in policy years 21 and later. The premium payment, net of the premium load, is called the "net premium payment."



Surrender Charges

A surrender charge may apply if the policy is totally surrendered or has a decrease in the specified amount of death benefit. The surrender charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of surrender charges is included in each policy.

The surrender charge varies by age of the insured, the number of years since the date of issue or the date of an increase in specified amount, and the specified amount. The surrender charge will never exceed $49.12 per $1,000 of specified amount. A personalized schedule of surrender charges is included in each policy. You may obtain more information about the surrender charges that would apply to your policy by requesting a personalized illustration from your insurance representative.

The duration of the surrender charge is 15 years for full surrenders and 10 years for decreases in specified amount.

Surrender charges are assessed by withdrawing value from the Sub-Accounts and the Fixed Account proportionately. The surrender charge will not exceed the policy value. All surrender charges decline to zero within 15 years following policy issue, or any increase in specified amount.

Upon either a full surrender of the policy or a decrease in specified amount, the charge will be subject to the following conditions:

A. For decreases in specified amount, excluding full surrender of the policy, no surrender charge will be applied where the decrease:

     1) occurs after the tenth policy anniversary following issue of the initial specified amount; or

     2) is directly caused by a death benefit option change; or

     3) is caused by a partial surrender; or

     4) when added to the sum of all prior decreases, does not exceed 25% of the initial specified amount.

B. For all other decreases, the charge will be calculated as 1) minus 2), then divided by 3) and then multiplied by 4), where:

     1) is the amount of this decrease plus any prior decreases;

     2) is the greater of an amount equal to 25% of the initial specified amount or the sum of all prior decreases;

     3) is the initial specified amount; and

     4) is the then applicable surrender charge from the schedule in the policy.

We may limit requests for decreases in specified amount, to the extent there is insufficient value to cover the necessary surrender charges.

If you increase the specified amount, a new surrender charge will be applicable to each increase. This charge is in addition to any surrender charge on the existing specified amount. Upon an increase in specified amount, we will send you supplemental policy specifications reflecting the maximum additional surrender charge.


                                                                              13

Upon full surrender of your policy following a policy decrease, the surrender charge will be calculated as the entire amount shown in the policy specifications, multiplied by one minus the percentage of the initial specified amount for which a surrender charge was previously assessed. The charge assessed upon a full surrender will not exceed the policy's value.

If your policy includes the Estate Tax Repeal Rider, and if you satisfy its special conditions, you will have a one-time right to cancel your policy without being subject to surrender charges. This is a limited benefit and is subject to our specific definition of Estate Tax Repeal.

Any surrender may have tax implications. Consult your financial adviser before initiating a surrender.



Partial Surrender Fee

No surrender charge is imposed on a partial surrender, but an administrative fee of 2% of the amount withdrawn, not to exceed $25, is imposed. This fee is allocated pro rata among the Sub-Accounts and the Fixed Account from which the partial surrender proceeds are taken.




Fund Transfer Fee

For each transfer request in excess of 24 made during any policy year, we reserve the right to charge you an administrative fee of $25.




Mortality and Expense Risk Charge

We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the insured may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated. The current charge is the guaranteed effective annual rate of 0.50% in policy years 1-10 and 0.20% in policy years 11 and beyond.



Fixed Account Asset Charge

We assess a daily Fixed Account asset charge, which is calculated as a percentage of the value of the Fixed Account. The charge is guaranteed at an effective annual rate of 0.50% of the Fixed Account's value in all years. The current charge is 0.50% in years 1-10 and 0.20% in years 11 and beyond.



Cost of Insurance Charge

A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).

The cost of insurance charge depends on the policy duration, the age, underwriting category and gender of the insured, and the current net amount at risk. The net amount at risk is the death benefit minus the greater of zero or the policy value, and may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each policy year as the insured ages. Cost of insurance rates are generally lower for healthy individuals.

The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.


14

The current cost of insurance charge may be less than the guaranteed cost of insurance charge, but it will never exceed the maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.



Administrative Fee

There is a flat monthly deduction of $10 in all years.

For the first ten policy years from issue date or increase in specified amount, there is an additional charge that varies with the insured's age. A table of these expense charges is included in each policy. This charge will never exceed $0.54 per $1000 of initial specified amount or increase in specified amount. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.



Policy Loan Interest

If you borrow against your policy, interest will be charged to the Loan Account value. The annual effective interest rate is 5.5% in years 1-10, 4.5% in years 11 and beyond. We will credit 4.5% interest on the Loan Account value in all years.



Rider Charges

Waiver of Monthly Deductions. The monthly charge for this benefit is equal to the sum of all other covered monthly charges for the policy and all riders, multiplied by a rate factor. The rate factor depends on the age, underwriting category and gender of the insured. The maximum rate factor is 12%. If you have elected this rider, a table of rate factors appears on the rider pages in your policy.

Estate Tax Repeal Rider. There is a $250 one-time charge at issue for this rider.



Case Exceptions

Charges and fees may be reduced in some circumstances where policies are purchased by corporations and other groups or sponsoring organizations on a multiple-life case basis.


YOUR INSURANCE POLICY
Your policy is a life insurance contract that provides for a death benefit payable on the death of the insured. The policy and the application constitute the entire contract between you and Lincoln Life.

We may add, change or eliminate any funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new fund for one that is no longer available for investment, or is no longer suitable for the policy. We will obtain any required approvals from policy owners, the SEC, and state insurance regulators before substituting any funds.

We may choose to add or remove Sub-Accounts as investment options under the policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any funds, we will make appropriate endorsements to the policies.

If we obtain appropriate approvals from policy owners and securities regulators, we may:

o change the investment objective of the Separate Account;

o operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws;


                                                                              15


o deregister the Separate Account; or

o combine the Separate Account with another separate account.


We will notify you of any change that is made.

The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the insured and owner; date of issue; the initial specified amount; the death benefit option selected; issue age; named beneficiary; initial premium payment; surrender charges; expense charges and fees; and guaranteed maximum cost of insurance rates.

When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The insured will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and age are determined.


Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

We allow telephone or other electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

Any telephone or other electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.



Application

If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed insured and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed insured. Based on our review of medical information about the proposed insured, we may decline to provide insurance, or we may place the proposed insured in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the age, gender and underwriting category of the insured.

A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the insured is at least age 18 and at most age
85. Age will be determined by the nearest birthday of the insured.



Owner

The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

1) initial death benefit amount and death benefit option;

2) optional riders;

3) the amount and frequency of premium payments; and

16

4) the amount of net premium payment to be placed in the selected Sub-Accounts or the Fixed Account.

You are entitled to exercise rights and privileges of your policy as long as the insured is living. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.



Right-to-Examine Period

You may return your policy to us for cancellation within 45 days of the date the application is signed or 10 days after you receive the policy (60 days for policies issued in replacement of other insurance). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, we will refund to you all premium payments. If a premium payment was made by check, there may be a delay until the check clears.


Any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. If the policy is returned for cancellation within the right-to-examine period, we will return the full amount of any premium payments made.



Initial Specified Amount

You will select the initial specified amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.



Transfers

You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

During the first policy year, transfers from the Fixed Account to the Sub-Accounts may be made only as provided for in the dollar cost averaging program described below. The amount of all transfers from the Fixed Account in any other policy year may not exceed the greater of:

1) 25% of the Fixed Account value as of the immediately preceding policy anniversary, or

2) the total dollar amount transferred from the Fixed Account in the immediately preceding policy year.

Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any policy year without charge. We may limit transfers from the Fixed Account at any time.

Requests for transfers must be made in writing, or electronically, if you have previously authorized telephone or other electronic transfers in writing.


Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.



Market Timing

Frequent, large, or short-term transfers among Sub-Accounts and the Fixed Account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and



                                                                              17


administrative costs of the funds. As an effort to protect our policy owners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Sub-Accounts and the Fixed Account that may affect other policy owners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Sub-Accounts. Policy owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by policy owners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Sub-Accounts to Sub-Accounts to comply with specific fund policies and procedures.

We may increase our monitoring of policy owners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same policy owner if that policy owner has been identified as a market timer. For each policy owner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a policy owner has been identified as a "market timer" under our Market Timing Procedures, we will notify the policy owner via overnight mail service that future transfers (among the Sub-Accounts and/or the Fixed Account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the policy year. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a policy owner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 to 2 business days. We will impose this "original signature" restriction on that policy owner even if we cannot identify, in the particular circumstances, any harmful effect from that policy owner's particular transfers.

Policy owners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of policy owners determined to be engaged in such transfer activity that may adversely affect other policy owners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all policy owners. An exception for any policy owner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Sub-Accounts and the Fixed Accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage



18


limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.




Optional Sub-Account Allocation Programs

You may elect to participate in programs for dollar cost averaging or automatic rebalancing. There is currently no charge for these programs. You may participate in only one program at any time.

Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly basis. These transfers do not count against the free transfers available. Dollar cost averaging can only be elected at the time your policy is issued. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar cost averaging will not assure a profit or protect against a declining market.

If the owner elects Dollar Cost Averaging from either the Money Market Sub-Account or the Fixed Account the value in that account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.


If dollar cost averaging is desired, it must be elected at issue on your application.


Dollar cost averaging terminates automatically:

1) if the value in the Money Market Sub-Account or the Fixed Account is insufficient to complete the next transfer;

2) one week after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;

3) on the first policy anniversary; or

4) if your policy is surrendered.

Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to the Fixed Account and each each Sub-Account. The pre-determined level is the allocation initially selected on the application, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts and Fixed Account will be subject to automatic rebalancing.

Automatic rebalancing is available only on a quarterly basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.



Riders

We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.

Waiver of Monthly Deduction Rider: If desired, you must select this rider when you initially apply for insurance. Lincoln Life will maintain the death benefit by paying covered monthly deductions during periods of disability. Charges for this rider, if elected, are part of the monthly deductions.


                                                                              19

Accounting Value Rider: If desired, you must select this rider when you initially apply for insurance. You must meet the underwriting and minimum premium requirements for this rider. If your policy is fully surrendered in the first five policy years, this rider provides enhanced cash surrender values by using a table of alternate surrender charges. The rider does not provide for enhanced cash surrender value for partial surrenders and loans. There is no charge for this rider.


Change of Insured Rider. With this rider, you may name a new insured in place of the current insured. Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current insured's 65th birthday. There is no separate charge for this rider, however policy charges applicable to the new insured may differ from charges applicable to the current insured. Exercising the Change of Insured Rider is a fully taxable event.


Estate Tax Repeal Rider: If desired, you must select this rider when you initially apply for insurance. In the event of federal estate tax repeal as set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R.
1836) being extended, this rider allows you to cancel your policy for an amount equal to the surrender value of the policy plus the applicable surrender charge. There is a one-time $250 charge at issue for this rider.

For purposes of this rider, estate tax repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010. The start date for this rider (the date that begins the 12-month "window" for you to exercise the rider) is the later of January 1, 2010, or the date in 2010 upon which legislation is enacted that triggers estate tax repeal, but no later than December 31, 2010.

This rider terminates on the earliest of:

1) one year from the start date;

2) December 31, 2010, provided no estate tax repeal, as defined above, has been enacted;

3) the date you request termination of the rider;

4) termination of your policy; or

5) full surrender of your policy prior to the start date.

If your policy lapses but is reinstated, the rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

No-Lapse Enhancement Rider: This rider provides you with additional protection to prevent a lapse in your policy. If you meet the requirements of this rider, your policy will not lapse, even if the net accumulation value under the policy is insufficient to cover the monthly deductions. It is a limited benefit in that it does not provide any additional death benefit amount or any increase in your cash value. Also, it does not provide any type of market performance guarantee.

Under this rider, your policy will not lapse as long as the rider no-lapse value, less any indebtedness, is greater than zero.

The rider no-lapse value is a reference value only and is not used in determining the actual cash value or death benefit provided by the policy. We calculate the rider no-lapse value in a fashion similar to the accumulation value, but use unique no-lapse interest rates, no-lapse cost of insurance rates, and no-lapse administrative fees. We fix these unique no-lapse variables at issue for the life of the policy. Refer to the No-Lapse Enhancement Rider form issued with your policy for detailed information about the actual variables applicable to your policy.


On each anniversary, it is possible for investment performance to increase the rider no-lapse value. Refer to the No-Lapse Value Reset Provision of the No-Lapse Enhancement Rider attached to your policy.


We will automatically issue this rider with your policy.

This rider requires that automatic rebalancing be maintained to remain in effect.

20

Under this rider, we reserve the right to restrict your allocation to certain Sub-Accounts to a maximum of 40% of the policy accumulation value. If such a restriction is put in place in the future, you will be notified in writing, and advised of the steps you will need to take, if any, in order to keep the rider in effect.

The duration of the lapse protection provided by this rider may be reduced if:

1) premiums or other deposits are not received on or before their due date; or

2) you initiate any policy change that decreases the no-lapse value under the policy. These changes include, but are not limited to, partial surrenders, loans, increases in specified amount, changes in death benefit option, electing to cancel automatic rebalancing, and changes in asset allocation.

This rider and all rights provided under it will terminate automatically upon the earliest of the following:

1) the insured reaches age 100; or

2) surrender or termination of the policy; or

3) automatic rebalancing is discontinued; or

4) an allocation restriction requirement is not met within 61 days of notification to you of such a requirement.

If your policy is reinstated, this rider cannot be reinstated. If this rider terminates, it cannot be reinstated.



Continuation of Coverage

If the insured is still living at age 100, and the policy has not been surrendered, the policy will remain in force until surrender or death of the insured. There are certain changes that will take place:

1) we will no longer accept premium payments;

2) we will make no further deductions;

3) policy values held in the Separate Account will be transferred to the Fixed Account; and

4) we will no longer transfer amounts to the Sub-Accounts.



Termination of Coverage

All policy coverage terminates on the earliest of:

1) surrender of the policy;

2) death of the insured; or

3) failure to pay the necessary amount of premium to keep your policy in force.



State Regulation

New York regulations will govern whether or not certain features, riders, charges and fees will be allowed in your policy.


PREMIUMS
You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required, except to keep the policy in force. Premiums may be paid any time before the insured attains age 100.

The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.


                                                                              21

Allocation of Net Premium Payments

Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.

You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The amount of net premium payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 P.M., Eastern Time, unless the New York Stock Exchange closes earlier.

The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.



Planned Premiums; Additional Premiums

Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, or quarterly. You may arrange for monthly pre-authorized automatic premium payments at any time.

In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

Unless you specifically direct otherwise, any payment received (other than any premium payment necessary to prevent, or cure, policy lapse) will be applied as premium and will not repay any outstanding loans. There is no premium load on any payment which you specifically direct as repayment of an outstanding loan.

You may increase planned premiums, or pay additional premiums, subject to the certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.

We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. Our test for whether or not your policy exceeds the limit is referred to as the guideline premium test. The excess amount of premium will be returned to you.



Policy Values

Policy value in a variable life insurance policy is also called the accumulation value.

The accumulation value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Account value. At any point in time, the accumulation value reflects:

1) net premium payments made;

2) the amount of any partial surrenders;

3) any increases or decreases as a result of market performance of the Sub-Accounts;

4) interest credited to the Fixed Account or the Loan Account; and

5) all charges and fees deducted.

22

The Separate Account value, if any, is the portion of the accumulation value attributable to the Separate Account. The value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. This is also referred to as the variable accumulation value.

A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus

2) the liabilities of the Sub-Account at the end of the valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and

3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. Interest is credited daily on the Fixed Account value at the greater of a rate of 0.012217% (equivalent to a compounded annual rate of 4.5%) or a higher rate determined by the Company.

The Loan Account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. We do not guarantee the Loan Account value. Interest is credited on the Loan Account at an effective annual rate of 4.5% in all years.

The "net" accumulation value is the accumulation value less the Loan Account value. It represents the net value of your policy and is the basis for calculating the surrender value.

We will tell you at least annually the accumulation value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.


DEATH BENEFITS
The death benefit proceeds is the amount payable to the beneficiary upon the death of the insured, based upon the death benefit option in effect. Loans, loan interest, partial surrenders, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.



Death Benefit Options

Two different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

1) the amount determined by the death benefit option in effect on the date of the death of the insured, less any indebtedness; or


                                                                              23

2) a percentage of the accumulation value equal to that required by the Internal Revenue Code to maintain the policy as a life insurance policy. A schedule of these percentages is in your policy.

The following table provides more information about the death benefit options.



 Option                       Death Benefit Proceeds Equal to the                                Variability
    1         Specified amount (a minimum of $100,000)                                 None; level death benefit
    2         Sum of the specified amount plus the net accumulation value as of        May increase or decrease over
              the date of the insured's death.                                         time, depending on the amount
                                                                                       of premium paid and the
                                                                                       investment performance of the
                                                                                       underlying Sub-Accounts or the
                                                                                       Fixed Account.

If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.



Changes to the Initial Specified Amount and Death Benefit Options

Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $100,000.

The death benefit option may be changed by the owner, subject to our consent, as long as the policy is in force.

You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. The minimum increase in specified amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.



 Option change                                                   Impact
     1 to 2          The specified amount will be reduced by the accumulation value as of the effective date of change.
     2 to 1          The specified amount will be increased by the accumulation value as of the effective date of change.


A surrender charge may apply to a decrease in specified amount. A schedule of surrender charges is included in each policy.


Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Any increase in the specified amount will increase the amount of the surrender charge applicable to your policy. Changes in specified amount do not affect the premium load as a percentage of premium.

We may decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law according to the guideline premium test.

The guideline premium test provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, we may increase the policy's death benefit above the specified amount in order to satisfy the guideline premium test. If the increase in the policy's death benefit causes an increase in the net amount at risk, charges for the cost of insurance will increase as well.

Any change is effective on the first monthly anniversary day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the changes will be effective


24

on the first monthly anniversary day on which the accumulation value is equal to, or greater than, the monthly deduction amount.



Death Benefit Proceeds

Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

After receipt at our Administrative Office of proof of death of the insured, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.


POLICY SURRENDERS
You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

The surrender value of your policy is the amount you can receive by surrendering the policy. The surrender value is the net accumulation value less any applicable surrender charge, less any accrued loan interest not yet charged.

Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.

At any time, you may transfer all of the Separate Account value to the Fixed Account and then surrender the policy for reduced guaranteed nonparticipating paid-up insurance. No monthly administrative fees will apply to such paid-up insurance. The amount of paid-up insurance will be that which the surrender value will purchase as a net single premium at the insured's then attained age, using the guaranteed interest and mortality basis of the original policy. The paid-up insurance will not include any additional benefits provided by rider under the original policy.



Partial Surrender

You may make a partial surrender, withdrawing a portion of your policy values. You may request a partial surrender in writing or electronically, if previously authorized. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

Partial surrenders may reduce the accumulation value and the specified amount. The amount of the partial surrender and our administrative fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.



   Death Benefit
 Option in Effect                           Impact of Partial Surrender
         1              Will reduce the accumulation value and the specified amount.
         2              Will reduce the accumulation value, but not the specified amount.

Partial surrender proceeds will generally be paid within seven days of our receipt of your request.

                                                                              25

We may at our discretion decline any request for a partial surrender.


POLICY LOANS
You may borrow against the surrender value of your policy. The loan may be for any amount up to 100% of the current surrender value. However, we reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the accumulation value less surrender charge. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and accumulation value.

The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid. Interest on policy loans accrues at an effective annual rate of 5.5% in years 1-10 and 4.5% thereafter, and is payable once a year in arrears on each policy anniversary, or earlier upon full surrender or other payment of proceeds of your policy.

The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the Loan Account value. Lincoln Life credits interest to the loan account value at a rate of 4.5% in all years, so the net cost of your policy loan is 1% in years 1-10 and 0% thereafter.

Your outstanding loan balance may be repaid at any time during the lifetime of the insured. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated, unless you instruct otherwise.

If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current accumulation value less surrender charges, the policy will terminate subject to the conditions in the grace period provision, unless the provisions of the No-Lapse Enhancement Rider are preventing policy termination. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.


LAPSE AND REINSTATEMENT
If at any time the net accumulation value is insufficient to pay the monthly deduction, unless the provisions of the No-Lapse Enhancement Rider are preventing policy termination, all policy coverage will terminate. This is referred to as policy lapse. The net accumulation value may be insufficient:

1) because it has been exhausted by earlier deductions;

2) as a result of poor investment performance;

3) due to partial surrenders;

4) due to indebtedness for policy loans; or

5) because of a combination of any of these factors.

If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the net accumulation value of your policy is sufficient to pay the monthly deduction amount on a monthly anniversary day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.

If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the monthly anniversary day on which


26

the monthly deduction could not be paid. If the insured dies during the grace period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the policy.



No-Lapse Protection

Your policy includes the No-Lapse Enhancement Rider. This means that your policy will not lapse as long as the rider no-lapse value, less any indebtedness, is greater than zero.

There is no difference in the calculation of policy values and death benefit between a policy that has the No-Lapse Enhancement Rider, and a policy that does not. This is true whether or not the No-Lapse Enhancement Rider is active and keeping the policy from lapsing.

There is no charge for this feature.



Reinstatement of a Lapsed Policy

If your policy has lapsed, you may reinstate your policy within five years of the policy lapse date, provided:

1) it has not been surrendered;

2) there is an application for reinstatement in writing;

3) satisfactory evidence of insurability of the insured is furnished to us and we agree to accept the risk for the insured;

4) we receive a payment sufficient to keep your policy in force for at least two months; and

5) any accrued loan interest is paid.

The reinstated policy will be effective as of the monthly anniversary day after the date on which we approve your application for reinstatement. Surrender charges will be reinstated as of the policy year in which your policy lapsed. Your accumulation value at reinstatement will be the net premium payment then made less all monthly deductions due.


TAX ISSUES
The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.



Taxation of Life Insurance Contracts in General

Tax Status of the Policy. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under the guideline premium test, which provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if
(1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.


                                                                              27

The Code also recognizes a cash value accumulation test, which does not limit premiums paid, but requires the policy to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. We do not apply this test to the policy.

Investments in the Separate Account Must be Diversified. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restriction on Investment Options. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

No Guarantees Regarding Tax Treatment. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includable in the beneficiary's income.

Tax Deferral During Accumulation Period. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.



Policies Which Are MECs


Characterization of a Policy as a MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by the "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years following the last material change.



28

Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

Penalty Taxes Payable on Withdrawals. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special Rules if You Own More than One MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.



Policies Which Are Not MECs

Tax Treatment of Withdrawals. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

Certain Distributions Required by the Tax Law in the First 15 Policy
Years. Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.



Tax Treatment of Loans. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the Loan Account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.




Other Considerations


Insured Lives Past Age 100. If the insured survives beyond the end of the mortality table, which is used to measure charges for the policy and which ends at age 100, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.


Compliance with the Tax Law. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund


                                                                              29

the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

Disallowance of Interest Deductions. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20% owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

Federal Income Tax Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Changes in the Policy or Changes in the Law. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Fair Value of Your Policy

It is sometimes necessary for tax and other reasons to determine the "value" of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair market value of the policy.



Tax Status of Lincoln Life

Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


RESTRICTIONS ON FINANCIAL TRANSACTIONS
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator.


30

LEGAL PROCEEDINGS
Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the Separate Account or the Principal Underwriter.


FINANCIAL STATEMENTS
Financial statements of the Separate Account and financial statements of the Company are located in the SAI.

                                                                              31

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).


                              Contents of the SAI




GENERAL INFORMATION
   Lincoln Life
   Registration Statement
   Changes of Investment Policy
   Principal Underwriter
   Disaster Plan
   Advertising
SERVICES
   Independent Registered Public Accounting
      Firm
   Accounting Services
   Checkbook Service for Disbursements
   Administrative Services


POLICY INFORMATION
   Case Exceptions
   Assignment
   Change of Ownership
   Beneficiary
   Change of Plan
   Settlement Options
   Deferral of Payments
   Incontestability
   Misstatement of Age or Gender
   Suicide
ADDITIONAL INFORMATION ABOUT CHARGES
   Surrender Charges
PERFORMANCE DATA
FINANCIAL STATEMENTS
   Separate Account
   Company

The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

This prospectus, the funds prospectus, and the SAI are also available on our internet site, www.LFG.com/mfinancial

Lincoln Life & Annuity Flexible Premium Variable Life Account M
1933 Act Registration No. 333-115839
1940 Act Registration No. 811-08559

                               End of Prospectus

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)



                               Dated May 1, 2005
                  Relating to Prospectus Dated May 1, 2005 for



                        Lincoln Momentum VULONE product



  Lincoln Life & Annuity Flexible Premium Variable Life Account M, Registrant



             Lincoln Life & Annuity Company of New York, Depositor



The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:

Client Service Center
350 Church Street - MVL1
Hartford, CT 06103-1106

or by telephoning (800) 444-2363, and requesting a copy of the Lincoln NY Momentum VULONE product prospectus.


                          TABLE OF CONTENTS OF THE SAI




Contents                                                   Page
-------------------------------------------------       ----------
GENERAL INFORMATION .............................             2
    Lincoln Life ................................             2
    Registration Statement ......................             2
    Changes of Investment Policy ................             2
    Principal Underwriter .......................             2
    Disaster Plan ...............................             3
    Advertising .................................             3
SERVICES ........................................             3
    Independent Registered Public Accounting
      Firm ......................................             3
    Accounting Services .........................             3
    Checkbook Service for Disbursements .........             3
    Administrative Services .....................             4


Contents                                                   Page
-------------------------------------------------       ----------
POLICY INFORMATION ..............................             4
    Case Exceptions .............................             4
    Assignment ..................................             4
    Change of Ownership .........................             4
    Beneficiary .................................             4
    Change of Plan ..............................             5
    Settlement Options ..........................             5
    Deferral of Payments ........................             5
    Incontestability ............................             5
    Misstatement of Age or Gender ...............             6
    Suicide .....................................             6
ADDITIONAL INFORMATION ABOUT
CHARGES .........................................             6
    Surrender Charges ...........................             6
PERFORMANCE DATA ................................             6
FINANCIAL STATEMENTS ............................             8
    Separate Account ............................           M-1
    Company .....................................           S-1

                                                                               1

GENERAL INFORMATION


Lincoln Life

Lincoln Life & Annuity Company of New York ("Lincoln Life", "the Company", "we", "us", "our") (EIN 16-1505436) is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company (LNLIC), an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. LNLIC is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.


Lincoln Life is subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.


A blanket bond with a per event limit of $50 million and an annual policy aggregate limit of $100 million covers all of the officers and employees of the Company.




Registration Statement

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.



Changes of Investment Policy

Lincoln Life may materially change the investment policy of the Separate Account. If this decision is made, we must inform the owners and obtain all necessary regulatory approvals. Any change must be submitted to the Insurance Department. The Insurance Department would not approve the change in investment policy if found to be detrimental to the interests of the owners of the policies or the end result would render our operations hazardous to the public.


In the event of a material change in the investment strategy of any Sub-Account, you may transfer the amount in that Sub-Account to any other Sub-Account or the Fixed Account, without a transfer charge, even if the 24 free transfers have already been used. You must exercise this option to transfer within 60 days after the effective date of such a change in the investment strategy of the Sub-Account.



Principal Underwriter

Lincoln Financial Advisors Corporation ("LFA"), 1300 S. Clinton Street, Fort Wayne, IN 46802, an affiliate of Lincoln Life, is the principal underwriter for the policies, which are offered continuously. LFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a


2

member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies.




Disaster Plan

Lincoln's business continuity and disaster recovery strategy employs system and telecommunication accessibility, system back-up and recovery, and employee safety and communication. The plan includes documented and tested procedures that will assist in ensuring the availability of critical resources and in maintaining continuity of operations during an emergency situation.




Advertising

Lincoln Life is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


SERVICES


Independent Registered Public Accounting Firm

The financial statements of the Separate Account and the financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.




Accounting Services

We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the Separate Account. Lincoln Life makes no separate charge against the assets of the Separate Account for this service.



Checkbook Service for Disbursements

We offer a checkbook service in which the death benefit proceeds are transferred into an interest-bearing account, in the beneficiary's name as owner of the account. Your beneficiary has quick access to the proceeds and is the only one authorized to transfer proceeds from the account. This service allows the beneficiary additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened.

We also offer this same checkbook service for surrenders of your policy of $500,000 or more. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately-even a check for the entire amount.


                                                                               3

Administrative Services


Lincoln Life & Annuity Company of New York is an affiliate of The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802, which provides administrative services for the policies. The Lincoln National Life Insurance Company receives no compensation from the Separate Account for these services.



POLICY INFORMATION


Case Exceptions
This policy is available for purchase by corporations and other groups or sponsoring organizations on a multiple-life case basis. We reserve the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, the expected persistency of the individual policies and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.



Assignment

While the insured is living, you may assign your rights in the policy, including the right to change the beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.

Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the owner will not be permitted to take any action with respect to the policy without the consent of the assignee in writing.



Change of Ownership

As long as the insured is living, you may name a new owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer or the date we record it. We may require that the policy be submitted to us for endorsement before making a change.



Beneficiary

The beneficiary is initially designated on the application and is the person who will receive the death benefit proceeds payable. Multiple beneficiaries will be paid in equal shares, unless otherwise specified to the Company.

You may change the beneficiary at any time while the insured is living, except when we have recorded an assignment of your policy or an agreement not to change the beneficiary. Any request for a change in the beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the owner has not reserved the right to change the beneficiary, such a request requires the consent of the beneficiary. The change will be effective as of the date of signature or, if there is no such date, the date recorded.


4

If any beneficiary dies before the insured, the beneficiary's potential interest shall pass to any surviving beneficiaries, unless otherwise specified to the Company. If no named beneficiary survives the insured, any death benefit proceeds will be paid to you, as the owner, or to your executor, administrator or assignee.



Change of Plan

Within 18 months of the date we issue your policy, you may exchange your policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, date of issue and age of the insured as the original policy.



Settlement Options

You may elect or change a settlement option while the insured is alive. If you have not irrevocably selected a settlement option, the beneficiary may elect to change the settlement option within 90 days after the insured dies. If no settlement option is selected, the death benefit proceeds will be paid in a lump sum.

If you assign your policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay any remaining death benefit proceeds as elected.

Your written request to elect, change, or revoke a settlement option must be received in our Administrative Office before payment of the lump sum or any settlement option is initiated. The first payment of the settlement option selected will become payable on the date proceeds are settled. Payments after the first payment will be made on the first day of each month. Once payments have begun, the policy cannot be surrendered and neither the payee nor the settlement option may be changed.

You have at least four settlement options:

1) an annuity for the lifetime of the payee;

2) an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months;

3) monthly payments for a stated number of years, at least five but no more than thirty; or

4) payment of a maximum of 3% interest annually on the sum left on deposit.

We may offer you or your beneficiary additional settlement options in the future.



Deferral of Payments

Amounts payable as a result of loans, surrenders or partial surrenders will generally be made within seven days of our receipt of such a request. In the event of a deferral of a surrender, loan or payment of the death benefit proceeds beyond ten days from receipt of the request, interest will accrue and be paid as required by law. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment.



Incontestability

The Company will not contest your policy or payment of the death benefit proceeds based on the initial specified amount, or an increase in the specified amount requiring evidence of insurability, after your policy or increase has been in force for two years from date of issue or increase.


                                                                               5

Misstatement of Age or Gender

If the age or gender of the insured has been misstated, benefits will be adjusted based on the following values:

1) the net amount at risk at the time of the insured's death;

2) the ratio of the monthly cost of insurance applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age and gender in the policy month of death; and

3) the accumulation value at the time of the insured's death.

The amount of death benefit proceeds will be 1. multiplied by 2. and then the result added to 3.



Suicide

If the insured dies by suicide, while sane or insane, within two years from the date of issue, the Company will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount.


ADDITIONAL INFORMATION ABOUT CHARGES


Surrender Charges
The initial maximum surrender charge is calculated as (a) plus (b), with that result not to exceed (c), minus (d), where

(a) is 1.25 times the curtate net level premium for the specified amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;

(b) is $10 per $1000 of specified amount;

(c) is $50 per $1000 of specified amount; and


(d) is the excess of the first policy year per thousand monthly deductions over the average of the per thousand monthly deductions in policy years 2 through 20.


Algebraically, this formula is equivalent to Mina+b,c -d.

The maximum surrender charge decreases from its initial amount during the first 15 years. In general terms, the initial maximum surrender charge is amortized in proportion to a 15 year life contingent annuity due. In formulas, the maximum surrender charge at a point in time "t" years after issue is (a) times
(b), where

(a) is the initial maximum surrender charge; and

(b) is the ratio of a life contingent annuity due beginning at time t and ending 15 years after issue, divided by a life contingent annuity due beginning at issue and ending 15 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.

The actual surrender charge may be less than the maximum surrender charge, and is included in each policy. No surrender charge is applied in the 16th policy year or beyond.


PERFORMANCE DATA
Performance data may appear in sales literature or reports to owners or prospective buyers.

6

Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your policy's expenses.

Data reflects:

o an annual reduction for fund management fees and expenses, and

o a policy level mortality and expense charge applied on a daily equivalent basis, but

o no deductions for additional policy expenses (i.e., premium loads, administrative fees, and cost of insurance charges), which, if included, would have resulted in lower performance.

These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.

Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.

The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.

Money Market Sub-Account:

The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Money Market Sub-Account's return is determined by:

a) calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then

b) dividing this figure by the account value at the beginning of the period;
   then

c) annualizing this result by the factor of 365/7.

Other Sub-Accounts:

The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

     P(1 + T)n = ERV


Where:        P = a hypothetical initial purchase payment of $1,000
              T = average annual total return for the period in question
              N = number of years
              ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:

(1) all recurring fees have been charged to the policy owner's accounts; and

(2) there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an "N/A".


                                                                               7

FINANCIAL STATEMENTS

The December 31, 2004 financial statements of the Separate Account and financial statements of the Company follow.

                                  Prospectus 2

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Lincoln Life & Annuity Company of New York

Home Office Location:
100 Madison Street
Suite 1860
Syracuse, NY 13202
(888) 223-1860

Administrative Office:
Client Service Center
350 Church Street - MVL1
Hartford, CT 06103-1106
(800) 444-2363

--------------------------------------------------------------------------------
               A Flexible Premium Variable Life Insurance Policy
--------------------------------------------------------------------------------
     This prospectus describes Lincoln Momentum VULONE2005, a flexible premium variable life insurance contract (the "policy"), offered by Lincoln Life & Annuity Company of New York ("Lincoln Life", "the Company", "we", "us", "our"). The policy provides for death benefits and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.


     The policy described in this prospectus is distributed exclusively by registered representatives of M Holdings Securities, Inc. and registered representatives affiliated with M Holdings Incorporated and is available only in New York.


     You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account M ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features funds from the Elite Series of funds and M Fund, Inc. (the "funds"), offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.
                  M Fund, Inc

                  Elite Series

                      o AllianceBernstein Variable Products Series Fund, Inc.


                      o American Century Investments Variable Portfolios, Inc.


                      o American Funds Insurance Series

                      o Delaware VIP Trust

                      o Fidelity Variable Insurance Products


                      o Franklin Templeton Variable Insurance Products Trust


                      o Lincoln Variable Insurance Products Trust

                      o MFS (Reg. TM) Variable Insurance Trust

                      o Neuberger Berman Advisers Management Trust

                      o Scudder Investments VIT Funds



Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.



To be valid, this prospectus must have the current funds' prospectuses with it. Keep all prospectuses for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.





                         Prospectus Dated: May 1, 2005


                                 Table of Contents




Contents                                                   Page
----------------------------------------------------      -----
POLICY SUMMARY .....................................         3
    Benefits of Your Policy ........................         3
    Risks of Your Policy ...........................         3
    Charges and Fees ...............................         4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
  THE GENERAL ACCOUNT ..............................         7
    Principal Underwriter ..........................         7
    Fund Participation Agreements ..................         7
    Distribution of the Policies and
      Compensation .................................         8
    Funds ..........................................         8
    Fund Withdrawal and Substitution ...............        11
    Voting Rights ..................................        11
POLICY CHARGES AND FEES ............................        12
    Premium Load; Net Premium Payment ..............        12
    Surrender Charges ..............................        12
    Partial Surrender Fee ..........................        13
    Fund Transfer Fee ..............................        13
    Mortality and Expense Risk Charge ..............        13
    Fixed Account Asset Charge .....................        13
    Cost of Insurance Charge .......................        14
    Administrative Fee .............................        14
    Policy Loan Interest ...........................        14
    Rider Charges ..................................        14
    Case Exceptions ................................        14
YOUR INSURANCE POLICY ..............................        15
    Application ....................................        16
    Owner ..........................................        16
    Right-to-Examine Period ........................        16
    Initial Specified Amount .......................        16
    Transfers ......................................        16
    Market Timing ..................................        17
    Optional Sub-Account Allocation Programs .......        18


Contents                                                   Page
----------------------------------------------------      -----
    Riders .........................................        19
    Continuation of Coverage .......................        21
    Termination of Coverage ........................        21
    State Regulation ...............................        21
PREMIUMS ...........................................        21
    Allocation of Net Premium Payments .............        21
    Planned Premiums; Additional Premiums ..........        22
    Policy Values ..................................        22
DEATH BENEFITS .....................................        23
    Death Benefit Options ..........................        23
    Changes to the Initial Specified Amount and
      Death Benefit Options ........................        24
    Death Benefit Proceeds .........................        25
POLICY SURRENDERS ..................................        25
    Partial Surrender ..............................        25
POLICY LOANS .......................................        26
LAPSE AND REINSTATEMENT ............................        26
    No-Lapse Protection ............................        27
    Reinstatement of a Lapsed Policy ...............        27
TAX ISSUES .........................................        27
    Taxation of Life Insurance Contracts in
      General ......................................        27
    Policies Which Are MECs ........................        28
    Policies Which Are Not MECs ....................        29
    Other Considerations ...........................        29
    Fair Value of Your Policy ......................        30
    Tax Status of Lincoln Life .....................        30
RESTRICTIONS ON FINANCIAL
  TRANSACTIONS .....................................        30
LEGAL PROCEEDINGS ..................................        31
FINANCIAL STATEMENTS ...............................        31
CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION ...........................        32

2

POLICY SUMMARY


Benefits of Your Policy
Death Benefit Protection. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

Tax Deferred Accumulation. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

Access to Your Policy Values. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

Flexibility. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.



Risks of Your Policy

Fluctuating Investment Performance. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

Unsuitable for Short-Term Investment. This policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your policy is not designed to serve as a vehicle for frequent trading.

Policy Lapse. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. Outstanding policy loans increase the risk of lapse.

Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.


Adverse Consequences of Early Surrender. There are surrender charges assessed if you surrender your policy within the first 10-15 policy years, and fees assessed for partial surrenders in all policy years. Full or partial surrenders may result in tax consequences. Depending on the amount of premium paid, or any reduction in specified amount, there may be little or no surrender value available. Partial surrenders may reduce the policy value and death benefit, and may increase the risk of lapse.


Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.


                                                                               3

Charges and Fees

This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.


Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.




                                                Table I: Transaction Fees
                                           When Charge                                        Amount
          Charge                           is Deducted                                       Deducted
 Maximum sales charge           When you pay a premium.                7.0% of each premium payment.
 imposed on premiums
     (load)
 Surrender Charge*              Upon full surrender of your
                                policy (years 1-15). When you
                                make certain specified amount
                                decreases (years 1-10).
  Minimum and                                                          The surrender charge ranges from a minimum
  Maximum Charge                                                       of $0.00 to a maximum of $60.00 per $1,000 of
                                                                       specified amount.
  Charge for a                                                         For a male, age 45, nonsmoker, in year one, the
  Representative Insured                                               maximum surrender charge is $32.97 per
                                                                       $1,000 of specified amount.

                                                                       For a female, age 45, nonsmoker, in year one the
                                                                       maximum surrender charge is $27.97 per
                                                                       $1,000 of specified amount.
 Partial Surrender Fee          When you take a partial                The lesser of $25 or 2% of the amount
                                surrender of your policy.              surrendered.
 Fund Transfer Fee              Applied to any transfer request        $ 25
                                in excess of 24 made during
                                any policy year.
 Estate Tax Repeal Rider        One-time charge at issue (if           $250
 (optional)                     elected).


4

Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.




                           Table II: Periodic Charges Other Than Fund Operating Expenses
                                        When Charge                                     Amount
          Charge                        is Deducted                                    Deducted
 Cost of Insurance*             Monthly
  Minimum and                                                    The monthly cost of insurance rates for standard
  Maximum Charge                                                 issue individuals ranges from a guaranteed
                                                                 minimum of $0.00 per $1,000 per month to a
                                                                 guaranteed maximum of $83.33 per $1,000 per
                                                                 month of net amount at risk.

                                                                 Individuals with a higher mortality risk than
                                                                 standard issue individuals can be charged from
                                                                 125% to 800% of the standard rate.
  Charge for a                                                   For a male, age 45, nonsmoker, the guaranteed
  Representative Insured                                         maximum monthly cost of insurance rate is
                                                                 $0.38 per $1,000 of net amount at risk.

                                                                 For a female, age 45, nonsmoker, the guaranteed
                                                                 maximum monthly cost of insurance rate is
                                                                 $0.30 per $1,000 of net amount at risk.
 Mortality and Expense          Daily (at the end of each        Daily charge as a percentage of the value of the
 Risk Charge ("M&E")            valuation day).                  Separate Account, guaranteed at an effective
                                                                 annual rate of 0.50%.1
 Fixed Account Asset            Daily                            Daily charge as a percentage of the value of the
 Charge                                                          Fixed Account, guaranteed at an effective annual
                                                                 rate of 0.50%.
 Administrative Fee*            Monthly                          A flat fee of $10 per month in all years.
  Minimum and                                                    For the first ten policy years from issue date or
  Maximum Charge                                                 increase in specified amount, there is an
                                                                 additional charge. The monthly charge ranges
                                                                 from a minimum of $0.01 per $1,000 of initial
                                                                 specified amount or increase in specified
                                                                 amount to a maximum of $1.25 per $1,000 of
                                                                 initial specified amount or increase in specified
                                                                 amount.
  Charge for a                                                   For a male or female age 45, the maximum
  Representative Insured                                         additional monthly charge is $0.08 per $1,000 of
                                                                 specified amount.
 Policy Loan Interest           Annually                         5.5% annually of the amount held in the loan
                                                                 account.2


1 Guaranteed at an effective annual rate of 0.50% in policy years 1-10 and 0.20% in policy years 11 and beyond.

2 Annual interest rate of 5.5% in years 1-10 and 4.5% in years 11 and later.

                                                                               5


             Table II: Periodic Charges Other Than Fund Operating Expenses (continued)
                                 When Charge                             Amount
          Charge                 is Deducted                            Deducted
 Rider Charges                  Annually           Individualized based on optional Rider(s)
                                                   selected.
 Waiver of Monthly              Monthly
 Deduction Rider *
  Minimum and                                      The waiver of monthly deduction rate factor
  Maximum Charge                                   ranges from a minimum of 2% of all other
                                                   covered monthly charges to a maximum of 12%
                                                   of all other covered monthly charges.
  Charge for a                                     For a male, age 45, nonsmoker, the maximum
  Representative Insured                           rate factor is 3.5% of all other covered monthly
                                                   charges.

                                                   For a female, age 45, nonsmoker, the maximum
                                                   rate factor is 5% of all other covered monthly
                                                   charges.
 No-Lapse Enhancement           N/A                There is no charge for this rider.
 Rider
 Accounting Value Rider         N/A                There is no charge for this rider.
 Change of Insured Rider        N/A                There is no charge for this rider.

* These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial adviser.


Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.




 Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund
                                     assets)
            Total Annual Operating Expense                  Minimum        Maximum
 Total management fees, distribution and/or service         0.29%         3.88% 3
 (12b-1) fees, and other expenses.



3 Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 2.77%. These waivers and reductions generally extend through April 30, 2006 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.



6

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

Lincoln Life & Annuity Company of New York (Lincoln Life) (EIN 16-1505436) is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company (LNLIC), an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. LNLIC is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.

Lincoln Life & Annuity Flexible Premium Variable Life Account M (Separate Account) is a separate account of the Company which was established on November 24, 1997. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the New York Insurance Department.

Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.



Principal Underwriter


Lincoln Financial Advisors (LFA) is the principal underwriter for the policies, which are offered continuously. The principal underwriter has overall responsibility for establishing a selling plan for the policies. LFA received $587,280 in 2004, $839,466 in 2003 and $1,182,531 in 2002 for the sale of policies offered through the Separate Account. LFA retains no underwriting commissions from the sale of the policies.



Fund Participation Agreements

In order to make the funds available, Lincoln Life and LFA have entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between 0.10% and 0.36% of the assets attributable to the policies. These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. We (or our affiliates) may profit from these fees or use these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. The compensation may come from 12b-1 fees, or be paid by the advisers or distributors. The funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs:
American Funds Insurance Series and Fidelity Variable Insurance Products.

Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not



                                                                               7


predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us (or our affiliates) would decrease.




Distribution of the Policies and Compensation

The policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers is M Holdings Securities, Inc. and its registered representatives as well as registered representatives affiliated with M Holdings Incorporated. Registered representatives may receive commission and service fees up to 55% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on accumulation value. Registered representatives are also eligible for cash bonuses and "non cash compensation." The latter [as defined in NASD conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share their commission or expense reimbursement allowance with the registered representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices. All compensation is paid from our resources, which include fees and charges imposed on your policy.


These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.


We do not anticipate that the surrender charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which we will incur in connection with your policy. Any such shortfall would be available for recovery from the Company's General Account, which supports insurance and annuity obligations.



Funds


The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.

We select the funds offered through the policies based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment adviser, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant policy owner assets. Finally, when we develop a variable life insurance product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



8

A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.

Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.

The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.


AllianceBernstein Variable Products Series Fund, Inc., advised by Alliance Capital Management, L.P.


   o AllianceBernstein Global Technology Portfolio (Class A): Maximum capital appreciation.

   o AllianceBernstein Growth and Income Portfolio (Class A): Growth and income.

   o AllianceBernstein Small/Mid Cap Value Portfolio (Class A): Long-term growth.


American Century Investments Variable Portfolios, Inc., advised by American Century Investment Management, Inc.


   o Inflation Protection Fund (Class I): Inflation protection.



American Funds Insurance Series, advised by Capital Research and Management Company.


   o Global Growth Fund (Class 2): Long-term growth.

   o Global Small Capitalization Fund (Class 2): Long-term growth.

   o Growth Fund (Class 2): Long-term growth.

   o Growth-Income Fund (Class 2): Growth and income.

   o International Fund (Class 2): Long-term growth.



Delaware VIP Trust, advised by Delaware Management Company.

   o Capital Reserves Series (Standard Class): Current income.

   o Diversified Income Series (Standard Class): Total return.

   o Emerging Markets Series (Standard Class): Capital appreciation. (Subadvised by Mondrian Investment Partners Limited)


   o High Yield Series (Standard Class): Total return.

   o REIT Series (Standard Class): Total return.

   o Small Cap Value Series (Standard Class): Capital appreciation.


   o Trend Series (Standard Class): Capital appreciation.

   o Value Series (Standard Class): Capital appreciation.


Fidelity Variable Insurance Products, advised by Fidelity Management & Research Company.

   o Contrafund Portfolio (Service Class): Long-term capital appreciation.

   o Growth Portfolio (Service Class): Capital appreciation.


                                                                               9


   o Mid Cap Portfolio (Service Class): Long-term growth.


   o Overseas Portfolio (Service Class): Long-term growth.



Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Small-Mid Cap Growth Securities Fund and the Templeton Global Income Securities Fund, and by Templeton Global Advisors Limited for the Templeton Growth Securities Fund.

   o Franklin Small-Mid Cap Growth Securities Fund (Class 1): Long-term growth.

   o Templeton Global Income Securities Fund (Class 1): Total return.

   o Templeton Growth Securities Fund (Class 1): Long-term growth. (Subadvised by Templeton Asset Management Ltd.)


Lincoln Variable Insurance Products Trust, advised by Delaware Management
     Company.

   o Aggressive Growth Fund (Standard Class): Maximum capital appreciation. (Subadvised by T. Rowe Price Associates, Inc.)

   o Bond Fund (Standard Class): Current income.

   o Capital Appreciation Fund (Standard Class): Long-term growth. (Subadvised by Janus Capital Management LLC)

   o Core Fund (Standard Class): Capital appreciation.
     (Subadvised by Salomon Brothers Asset Management Inc., a wholly-owned subsidiary of Citigroup Inc.)

   o Equity-Income Fund (Standard Class): Income.
     (Subadvised by Fidelity Management & Research Company)

   o Global Asset Allocation Fund (Standard Class): Total return.
     (Subadvised by UBS Global Asset Management (Americas) Inc. (UBS Global
AM))

   o Growth Fund (Standard Class): Long-term growth.
     (Subadvised by Mercury Advisors, a division of Merrill Lynch Investment Managers)

   o Growth and Income Fund (Standard Class): Capital appreciation.

   o Growth Opportunities Fund (Standard Class): Long-term growth. (Subadvised by Mercury Advisors, a division of Merrill Lynch Investment
Managers)

   o International Fund (Standard Class): Capital appreciation.
     (Subadvised by Mondrian Investment Partners Limited)


   o Money Market Fund (Standard Class): Preservation of capital.


   o Social Awareness Fund (Standard Class): Capital appreciation.

   o Aggressive Profile Fund (Standard Class): Capital appreciation. (Subadvised by Wilshire Associates Incorporated)

   o Conservative Profile Fund (Standard Class): Current income.
     (Subadvised by Wilshire Associates Incorporated)

   o Moderate Profile Fund (Standard Class): Total return.
     (Subadvised by Wilshire Associates Incorporated)

   o Moderately Aggressive Profile Fund (Standard Class): Growth and income. (Subadvised by Wilshire Associates Incorporated)


M Fund, Inc., advised by M Financial Investment Advisers, Inc. (MFIA)

   o Brandes International Equity Fund: Long-term capital appreciation. (Subadvised by Brandes Investment Partners LLC)


10


   o Business Opportunity Value Fund: Long-term capital appreciation. (Subadvised by Iridian Asset Management LLC)

   o Frontier Capital Appreciation Fund: Maximum capital appreciation. (Subadvised by Frontier Capital Management Company LLC)

   o Turner Core Growth Fund: Long-term capital appreciation.
     (Subadvised by Turner Investment Partners)


MFS (Reg. TM) Variable Insurance Trust, advised by Massachusetts Financial
     Services Company


   o Total Return Series (Initial Class): Growth and income.

   o Utilities Series (Initial Class): Growth and income.


Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC

   o Mid-Cap Growth Portfolio (I Class): Capital appreciation.

   o Regency Portfolio (I Class): Long-term growth.



Scudder Investments VIT Funds, advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.


   o Equity 500 Index Fund (Class A): Capital appreciation.

   o Small Cap Index Fund (Class A): Capital appreciation.



Fund Withdrawal and Substitution

Lincoln Life may withdraw funds and substitute shares of other funds if:

1) the shares of any fund should no longer be available for investment by the Separate Account; or

2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.



Voting Rights

The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.


                                                                              11

POLICY CHARGES AND FEES
Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses). Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.

The monthly deductions, including the cost of insurance charges, will be deducted proportionately from the net accumulation value of each underlying investment option subject to the charge.

The monthly deductions are made on the "monthly anniversary day," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly anniversary day is non-existent for that month, or is not a valuation day, then the monthly anniversary day is the next valuation day.

If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.



Premium Load; Net Premium Payment

We make a deduction from each premium payment. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. We deduct 7% from each premium payment. The premium payment, net of the premium load, is called the "net premium payment."



Surrender Charges

A surrender charge may apply if the policy is totally surrendered or has a decrease in the specified amount of death benefit. The surrender charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of surrender charges is included in each policy.

The surrender charge varies by age of the insured, the number of years since the date of issue or the date of an increase in specified amount, and the specified amount. The surrender charge will never exceed $60.00 per $1,000 of specified amount. A personalized schedule of surrender charges is included in each policy. You may obtain more information about the surrender charges that would apply to your policy by requesting a personalized illustration from your insurance representative.

The duration of the surrender charge is 15 years for full surrenders and 10 years for decreases in specified amount.

Surrender charges are assessed by withdrawing value from the Sub-Accounts and the Fixed Account proportionately. The surrender charge will not exceed the policy value. All surrender charges decline to zero within 15 years following policy issue, or any increase in specified amount.

Upon either a full surrender of the policy or a decrease in specified amount, the charge will be subject to the following conditions:

A. For decreases in specified amount, excluding full surrender of the policy, no surrender charge will be applied where the decrease:

     1) occurs after the tenth policy anniversary following issue of the initial specified amount; or

     2) is directly caused by a death benefit option change; or

     3) is caused by a partial surrender; or

12

     4) when added to the sum of all prior decreases, does not exceed 25% of the initial specified amount.

B. For all other decreases, the charge will be calculated as 1) minus 2), then divided by 3) and then multiplied by 4), where:

     1) is the amount of this decrease plus any prior decreases;

     2) is the greater of an amount equal to 25% of the initial specified amount or the sum of all prior decreases;

     3) is the initial specified amount; and

     4) is the then applicable surrender charge from the schedule in the policy.

We may limit requests for decreases in specified amount, to the extent there is insufficient value to cover the necessary surrender charges.

If you increase the specified amount, a new surrender charge will be applicable to each increase. This charge is in addition to any surrender charge on the existing specified amount. Upon an increase in specified amount, we will send you supplemental policy specifications reflecting the maximum additional surrender charge.

Upon full surrender of your policy following a policy decrease, the surrender charge will be calculated as the entire amount shown in the policy specifications, multiplied by one minus the percentage of the initial specified amount for which a surrender charge was previously assessed. The charge assessed upon a full surrender will not exceed the policy's value.

If your policy includes the Estate Tax Repeal Rider, and if you satisfy its special conditions, you will have a one-time right to cancel your policy without being subject to surrender charges. This is a limited benefit and is subject to our specific definition of Estate Tax Repeal.

Any surrender may have tax implications. Consult your financial adviser before initiating a surrender.



Partial Surrender Fee

No surrender charge is imposed on a partial surrender, but an administrative fee of 2% of the amount withdrawn, not to exceed $25, is imposed. This fee is allocated pro rata among the Sub-Accounts and the Fixed Account from which the partial surrender proceeds are taken.




Fund Transfer Fee

For each transfer request in excess of 24 made during any policy year, we reserve the right to charge you an administrative fee of $25.




Mortality and Expense Risk Charge

We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the insured may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated. The current charge is the guaranteed effective annual rate of 0.50% in policy years 1-10 and 0.20% in policy years 11 and beyond.



Fixed Account Asset Charge

We assess a daily Fixed Account asset charge, which is calculated as a percentage of the value of the Fixed Account. The charge is guaranteed at an effective annual rate of 0.50% of the Fixed Account's value in all years. The current charge is 0.50% in years 1-10 and 0.20% in years 11 and beyond.


                                                                              13

Cost of Insurance Charge

A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).

The cost of insurance charge depends on the policy duration, the age, underwriting category and gender of the insured, and the current net amount at risk. The net amount at risk is the death benefit minus the greater of zero or the policy value, and may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each policy year as the insured ages. Cost of insurance rates are generally lower for healthy individuals.

The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.

The current cost of insurance charge may be less than the guaranteed cost of insurance charge, but it will never exceed the maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.



Administrative Fee

There is a flat monthly deduction of $10 in all years.

For the first ten policy years from issue date or increase in specified amount, there is an additional charge that varies with the insured's age. A table of these expense charges is included in each policy. This charge will never exceed $1.25 per $1000 of initial specified amount or increase in specified amount. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.



Policy Loan Interest

If you borrow against your policy, interest will be charged to the Loan Account value. The annual effective interest rate is 5.5% in years 1-10, 4.5% in years 11 and beyond. We will credit 4.5% interest on the Loan Account value in all years.



Rider Charges

Waiver of Monthly Deductions. The monthly charge for this benefit is equal to the sum of all other covered monthly charges for the policy and all riders, multiplied by a rate factor. The rate factor depends on the age, underwriting category and gender of the insured. The maximum rate factor is 12%. If you have elected this rider, a table of rate factors appears on the rider pages in your policy.

Estate Tax Repeal Rider. There is a $250 one-time charge at issue for this rider.



Case Exceptions

Charges and fees may be reduced in some circumstances where policies are purchased by corporations and other groups or sponsoring organizations on a multiple-life case basis.


14

YOUR INSURANCE POLICY
Your policy is a life insurance contract that provides for a death benefit payable on the death of the insured. The policy and the application constitute the entire contract between you and Lincoln Life.

We may add, change or eliminate any funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new fund for one that is no longer available for investment, or is no longer suitable for the policy. We will obtain any required approvals from policy owners, the SEC, and state insurance regulators before substituting any funds.

We may choose to add or remove Sub-Accounts as investment options under the policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any funds, we will make appropriate endorsements to the policies.

If we obtain appropriate approvals from policy owners and securities regulators, we may:

o change the investment objective of the Separate Account;

o operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws;


o deregister the Separate Account; or

o combine the Separate Account with another separate account.


We will notify you of any change that is made.

The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the insured and owner; date of issue; the initial specified amount; the death benefit option selected; issue age; named beneficiary; initial premium payment; surrender charges; expense charges and fees; and guaranteed maximum cost of insurance rates.

When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The insured will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and age are determined.


Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

We allow telephone or other electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

Any telephone or other electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.


                                                                              15

Application

If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed insured and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed insured. Based on our review of medical information about the proposed insured, we may decline to provide insurance, or we may place the proposed insured in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the age, gender and underwriting category of the insured.

A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the insured is at least age 18 and at most age
85. Age will be determined by the nearest birthday of the insured.



Owner

The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

1) initial death benefit amount and death benefit option;

2) optional riders;

3) the amount and frequency of premium payments; and

4) the amount of net premium payment to be placed in the selected Sub-Accounts or the Fixed Account.

You are entitled to exercise rights and privileges of your policy as long as the insured is living. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.



Right-to-Examine Period

You may return your policy to us for cancellation within 45 days of the date the application is signed or 10 days after you receive the policy (60 days for policies issued in replacement of other insurance). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, we will refund to you all premium payments. If a premium payment was made by check, there may be a delay until the check clears.


Any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. If the policy is returned for cancellation within the right-to-examine period, we will return the full amount of any premium payments made.



Initial Specified Amount

You will select the initial specified amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.



Transfers

You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.


16

During the first policy year, transfers from the Fixed Account to the Sub-Accounts may be made only as provided for in the dollar cost averaging program described below. The amount of all transfers from the Fixed Account in any other policy year may not exceed the greater of:

1) 25% of the Fixed Account value as of the immediately preceding policy anniversary, or

2) the total dollar amount transferred from the Fixed Account in the immediately preceding policy year.

Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any policy year without charge. We may limit transfers from the Fixed Account at any time.

Requests for transfers must be made in writing, or electronically, if you have previously authorized telephone or other electronic transfers in writing.

Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.



Market Timing


Frequent, large, or short-term transfers among Sub-Accounts and the Fixed Account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our policy owners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Sub-Accounts and the Fixed Account that may affect other policy owners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Sub-Accounts. Policy owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by policy owners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Sub-Accounts to Sub-Accounts to comply with specific fund policies and procedures.

We may increase our monitoring of policy owners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same policy owner if that policy owner has been identified as a market timer. For each policy owner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a policy owner has been identified as a "market timer" under our Market Timing Procedures, we will notify the policy owner via overnight mail service that future transfers (among the Sub-Accounts and/or the Fixed Account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the policy year. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a policy owner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 to 2 business days. We will impose this "original signature"



                                                                              17

restriction on that policy owner even if we cannot identify, in the particular circumstances, any harmful effect from that policy owner's particular transfers.


Policy owners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of policy owners determined to be engaged in such transfer activity that may adversely affect other policy owners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all policy owners. An exception for any policy owner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Sub-Accounts and the Fixed Accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.




Optional Sub-Account Allocation Programs

You may elect to participate in programs for dollar cost averaging or automatic rebalancing. There is currently no charge for these programs. You may participate in only one program at any time.

Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly basis. These transfers do not count against the free transfers available. Dollar cost averaging can only be elected at the time your policy is issued. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar cost averaging will not assure a profit or protect against a declining market.

If the owner elects Dollar Cost Averaging from either the Money Market Sub-Account or the Fixed Account the value in that account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.


If dollar cost averaging is desired, it must be elected at issue on your application.


Dollar cost averaging terminates automatically:

1) if the value in the Money Market Sub-Account or the Fixed Account is insufficient to complete the next transfer;

18

2) one week after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;

3) on the first policy anniversary; or

4) if your policy is surrendered.

Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to the Fixed Account and each each Sub-Account. The pre-determined level is the allocation initially selected on the application, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts and Fixed Account will be subject to automatic rebalancing.

Automatic rebalancing is available only on a quarterly basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.



Riders

We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.

Waiver of Monthly Deduction Rider: If desired, you must select this rider when you initially apply for insurance. Lincoln Life will maintain the death benefit by paying covered monthly deductions during periods of disability. Charges for this rider, if elected, are part of the monthly deductions.

Accounting Value Rider: If desired, you must select this rider when you initially apply for insurance. You must meet the underwriting and minimum premium requirements for this rider. If your policy is fully surrendered in the first five policy years, this rider provides enhanced cash surrender values by using a table of alternate surrender charges. The rider does not provide for enhanced cash surrender value for partial surrenders and loans. There is no charge for this rider.


Change of Insured Rider. With this rider, you may name a new insured in place of the current insured. Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current insured's 65th birthday. There is no separate charge for this rider, however policy charges applicable to the new insured may differ from charges applicable to the current insured. Exercising the Change of Insured Rider is a fully taxable event.


Estate Tax Repeal Rider: If desired, you must select this rider when you initially apply for insurance. In the event of federal estate tax repeal as set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R.
1836) being extended, this rider allows you to cancel your policy for an amount equal to the surrender value of the policy plus the applicable surrender charge. There is a one-time $250 charge at issue for this rider.

For purposes of this rider, estate tax repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010. The start date for this rider (the date that begins the 12-month "window" for you to exercise the rider) is the later of January 1, 2010, or the date in 2010 upon which legislation is enacted that triggers estate tax repeal, but no later than December 31, 2010.

This rider terminates on the earliest of:

1) one year from the start date;

2) December 31, 2010, provided no estate tax repeal, as defined above, has been enacted;

3) the date you request termination of the rider;

4) termination of your policy; or

                                                                              19

5) full surrender of your policy prior to the start date.

If your policy lapses but is reinstated, the rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

No-Lapse Enhancement Rider: This rider provides you with additional protection to prevent a lapse in your policy. If you meet the requirements of this rider, your policy will not lapse, even if the net accumulation value under the policy is insufficient to cover the monthly deductions. It is a limited benefit in that it does not provide any additional death benefit amount or any increase in your cash value. Also, it does not provide any type of market performance guarantee.

Under this rider, your policy will not lapse as long as the rider no-lapse value, less any indebtedness, is greater than zero.


The rider no-lapse value is a reference value only and is not used in determining the actual cash value or death benefit provided by the policy. We calculate the rider no-lapse value in a fashion similar to the accumulation value, but use unique no-lapse interest rates, no-lapse cost of insurance rates, and no-lapse administrative fees. We fix these unique no-lapse variables at issue for the life of the policy. Refer to the No-Lapse Enhancement Rider form issued with your policy for detailed information about the actual variables applicable to your policy.

On each anniversary, it is possible for investment performance to increase the rider no-lapse value. Refer to the No-Lapse Value Reset Provision of the No-Lapse Enhancement Rider attached to your policy.


We will automatically issue this rider with your policy. There is no charge for this rider.

You will select a guaranteed minimum death benefit on the application for your policy. This guaranteed minimum death benefit will be used in determining the actual death benefit proceeds provided by the rider. It will be shown on the policy specifications page.

The initial guaranteed minimum death benefit must be at least 70% of the initial specified amount for the policy. If the policy specified amount is later decreased below the guaranteed minimum death benefit, the guaranteed minimum death benefit will automatically decrease to equal the specified amount as of the same effective date. If the policy specified amount is later increased, the guaranteed minimum death benefit will not automatically increase.

You may choose to increase the guaranteed minimum death benefit subject to the conditions outlined in the No-Lapse Enhancement Rider in your policy. We will limit the amount of any increase so that the guaranteed minimum death benefit will not be more than the lesser of the current specified amount or the initial specified amount of the policy, shown in the policy specifications. Any increase in the guaranteed minimum death benefit will be effective on the next monthly anniversary day following our approval of the increase.

This rider requires that automatic rebalancing be maintained to remain in effect.

Under this rider, we reserve the right to restrict your allocation to certain Sub-Accounts to a maximum of 40% of the policy accumulation value. If such a restriction is put in place in the future, you will be notified in writing, and advised of the steps you will need to take, if any, in order to keep the rider in effect.

The duration of the lapse protection provided by this rider may be reduced if:

1) premiums or other deposits are not received on or before their due date; or

2) you initiate any policy change that decreases the no-lapse value under the policy. These changes include, but are not limited to, partial surrenders, loans, increases in specified amount, changes in death benefit option, electing to cancel automatic rebalancing, and changes in asset allocation.

This rider and all rights provided under it will terminate automatically upon the earliest of the following:

1) the insured reaches age 100; or

2) surrender or termination of the policy; or

20

3) automatic rebalancing is discontinued; or

4) an allocation restriction requirement is not met within 61 days of notification to you of such a requirement.

If your policy is reinstated, this rider cannot be reinstated. If this rider terminates, it cannot be reinstated.



Continuation of Coverage

If the insured is still living at age 100, and the policy has not been surrendered, the policy will remain in force until surrender or death of the insured. There are certain changes that will take place:

1) we will no longer accept premium payments;

2) we will make no further deductions;

3) policy values held in the Separate Account will be transferred to the Fixed Account; and

4) we will no longer transfer amounts to the Sub-Accounts.



Termination of Coverage

All policy coverage terminates on the earliest of:

1) surrender of the policy;

2) death of the insured; or

3) failure to pay the necessary amount of premium to keep your policy in force.



State Regulation

New York regulations will govern whether or not certain features, riders, charges and fees will be allowed in your policy.


PREMIUMS
You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required, except to keep the policy in force. Premiums may be paid any time before the insured attains age 100.

The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.



Allocation of Net Premium Payments

Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.

You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The amount of net premium payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 P.M., Eastern Time, unless the New York Stock Exchange closes earlier.


                                                                              21

The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.



Planned Premiums; Additional Premiums

Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, or quarterly. You may arrange for monthly pre-authorized automatic premium payments at any time.

In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

Unless you specifically direct otherwise, any payment received (other than any premium payment necessary to prevent, or cure, policy lapse) will be applied as premium and will not repay any outstanding loans. There is no premium load on any payment which you specifically direct as repayment of an outstanding loan.

You may increase planned premiums, or pay additional premiums, subject to the certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.

We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. Our test for whether or not your policy exceeds the limit is referred to as the guideline premium test. The excess amount of premium will be returned to you.



Policy Values

Policy value in a variable life insurance policy is also called the accumulation value.

The accumulation value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Account value. At any point in time, the accumulation value reflects:

1) net premium payments made;

2) the amount of any partial surrenders;

3) any increases or decreases as a result of market performance of the Sub-Accounts;

4) interest credited to the Fixed Account or the Loan Account; and

5) all charges and fees deducted.

The Separate Account value, if any, is the portion of the accumulation value attributable to the Separate Account. The value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. This is also referred to as the variable accumulation value.

A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus


22

2) the liabilities of the Sub-Account at the end of the valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and

3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. Interest is credited daily on the Fixed Account value at the greater of a rate of 0.012217% (equivalent to a compounded annual rate of 4.5%) or a higher rate determined by the Company.

The Loan Account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. We do not guarantee the Loan Account value. Interest is credited on the Loan Account at an effective annual rate of 4.5% in all years.

The "net" accumulation value is the accumulation value less the Loan Account value. It represents the net value of your policy and is the basis for calculating the surrender value.

We will tell you at least annually the accumulation value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.


DEATH BENEFITS
The death benefit proceeds is the amount payable to the beneficiary upon the death of the insured, based upon the death benefit option in effect. Loans, loan interest, partial surrenders, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.



Death Benefit Options

Two different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

1) the amount determined by the death benefit option in effect on the date of the death of the insured, less any indebtedness; or

2) a percentage of the accumulation value equal to that required by the Internal Revenue Code to maintain the policy as a life insurance policy. A schedule of these percentages is in your policy.

The following table provides more information about the death benefit options.



 Option           Death Benefit Proceeds Equal to the                 Variability
    1         Specified amount (a minimum of $100,000)        None; level death benefit

                                                                              23


 Option                       Death Benefit Proceeds Equal to the                                Variability
    2         Sum of the specified amount plus the net accumulation value as of        May increase or decrease over
              the date of the insured's death.                                         time, depending on the amount
                                                                                       of premium paid and the
                                                                                       investment performance of the
                                                                                       underlying Sub-Accounts or the
                                                                                       Fixed Account.

If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.



Changes to the Initial Specified Amount and Death Benefit Options

Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $100,000.

The death benefit option may be changed by the owner, subject to our consent, as long as the policy is in force.

You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. The minimum increase in specified amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.



 Option change                                                   Impact
     1 to 2          The specified amount will be reduced by the accumulation value as of the effective date of change.
     2 to 1          The specified amount will be increased by the accumulation value as of the effective date of change.


A surrender charge may apply to a decrease in specified amount. A schedule of surrender charges is included in each policy.


Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Any increase in the specified amount will increase the amount of the surrender charge applicable to your policy. Changes in specified amount do not affect the premium load as a percentage of premium.

We may decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law according to the guideline premium test.

The guideline premium test provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, we may increase the policy's death benefit above the specified amount in order to satisfy the guideline premium test. If the increase in the policy's death benefit causes an increase in the net amount at risk, charges for the cost of insurance will increase as well.

Any change is effective on the first monthly anniversary day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the changes will be effective on the first monthly anniversary day on which the accumulation value is equal to, or greater than, the monthly deduction amount.


24

Death Benefit Proceeds

Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

After receipt at our Administrative Office of proof of death of the insured, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.


POLICY SURRENDERS
You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

The surrender value of your policy is the amount you can receive by surrendering the policy. The surrender value is the net accumulation value less any applicable surrender charge, less any accrued loan interest not yet charged.

Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.

At any time, you may transfer all of the Separate Account value to the Fixed Account and then surrender the policy for reduced guaranteed nonparticipating paid-up insurance. No monthly administrative fees will apply to such paid-up insurance. The amount of paid-up insurance will be that which the surrender value will purchase as a net single premium at the insured's then attained age, using the guaranteed interest and mortality basis of the original policy. The paid-up insurance will not include any additional benefits provided by rider under the original policy.



Partial Surrender

You may make a partial surrender, withdrawing a portion of your policy values. You may request a partial surrender in writing or electronically, if previously authorized. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

Partial surrenders may reduce the accumulation value and the specified amount. The amount of the partial surrender and our administrative fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.



   Death Benefit
 Option in Effect                           Impact of Partial Surrender
         1              Will reduce the accumulation value and the specified amount.
         2              Will reduce the accumulation value, but not the specified amount.

Partial surrender proceeds will generally be paid within seven days of our receipt of your request.

We may at our discretion decline any request for a partial surrender.

                                                                              25

POLICY LOANS
You may borrow against the surrender value of your policy. The loan may be for any amount up to 100% of the current surrender value. However, we reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the accumulation value less surrender charge. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and accumulation value.

The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid. Interest on policy loans accrues at an effective annual rate of 5.5% in years 1-10 and 4.5% thereafter, and is payable once a year in arrears on each policy anniversary, or earlier upon full surrender or other payment of proceeds of your policy.

The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the Loan Account value. Lincoln Life credits interest to the loan account value at a rate of 4.5% in all years, so the net cost of your policy loan is 1% in years 1-10 and 0% thereafter.

Your outstanding loan balance may be repaid at any time during the lifetime of the insured. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated, unless you instruct otherwise.

If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current accumulation value less surrender charges, the policy will terminate subject to the conditions in the grace period provision, unless the provisions of the No-Lapse Enhancement Rider are preventing policy termination. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.


LAPSE AND REINSTATEMENT
If at any time the net accumulation value is insufficient to pay the monthly deduction, unless the provisions of the No-Lapse Enhancement Rider are preventing policy termination, all policy coverage will terminate. This is referred to as policy lapse. The net accumulation value may be insufficient:

1) because it has been exhausted by earlier deductions;

2) as a result of poor investment performance;

3) due to partial surrenders;

4) due to indebtedness for policy loans; or

5) because of a combination of any of these factors.

If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the net accumulation value of your policy is sufficient to pay the monthly deduction amount on a monthly anniversary day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.

If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the monthly anniversary day on which the monthly deduction could not be paid. If the insured dies during the grace period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the policy.


26

No-Lapse Protection

Your policy includes the No-Lapse Enhancement Rider. This means that your policy will not lapse as long as the rider no-lapse value, less any indebtedness, is greater than zero.

There is no difference in the calculation of policy values between a policy that has the rider and a policy that does not. This is true whether or not the rider is active and keeping the policy from lapsing.

There is no difference in the calculation of death benefit between a policy that has the rider and a policy that does not, as long as the rider is not actively keeping the policy from lapsing. The death benefit will be based on the specified amount of the policy.

If the rider is actively keeping the policy from lapsing, the death benefit is the guaranteed minimum death benefit less any indebtedness and partial surrenders, which may be less than the specified amount of the policy.

There is no charge for this feature.



Reinstatement of a Lapsed Policy

If your policy has lapsed, you may reinstate your policy within five years of the policy lapse date, provided:

1) it has not been surrendered;

2) there is an application for reinstatement in writing;

3) satisfactory evidence of insurability of the insured is furnished to us and we agree to accept the risk for the insured;

4) we receive a payment sufficient to keep your policy in force for at least two months; and

5) any accrued loan interest is paid.

The reinstated policy will be effective as of the monthly anniversary day after the date on which we approve your application for reinstatement. Surrender charges will be reinstated as of the policy year in which your policy lapsed. Your accumulation value at reinstatement will be the net premium payment then made less all monthly deductions due.


TAX ISSUES
The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.



Taxation of Life Insurance Contracts in General

Tax Status of the Policy. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under the guideline premium test, which provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if
(1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.


                                                                              27

The Code also recognizes a cash value accumulation test, which does not limit premiums paid, but requires the policy to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. We do not apply this test to the policy.

Investments in the Separate Account Must be Diversified. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restriction on Investment Options. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

No Guarantees Regarding Tax Treatment. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includable in the beneficiary's income.

Tax Deferral During Accumulation Period. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.



Policies Which Are MECs


Characterization of a Policy as a MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by the "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years following the last material change.



28

Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

Penalty Taxes Payable on Withdrawals. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special Rules if You Own More than One MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.



Policies Which Are Not MECs

Tax Treatment of Withdrawals. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

Certain Distributions Required by the Tax Law in the First 15 Policy
Years. Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.



Tax Treatment of Loans. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the Loan Account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.




Other Considerations


Insured Lives Past Age 100. If the insured survives beyond the end of the mortality table, which is used to measure charges for the policy and which ends at age 100, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.


Compliance with the Tax Law. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund


                                                                              29

the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

Disallowance of Interest Deductions. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20% owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

Federal Income Tax Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Changes in the Policy or Changes in the Law. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Fair Value of Your Policy

It is sometimes necessary for tax and other reasons to determine the "value" of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair market value of the policy.



Tax Status of Lincoln Life

Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


RESTRICTIONS ON FINANCIAL TRANSACTIONS
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator.


30

LEGAL PROCEEDINGS
Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the Separate Account or the Principal Underwriter.


FINANCIAL STATEMENTS
Financial statements of the Separate Account and financial statements of the Company are located in the SAI.

                                                                              31

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).


                              Contents of the SAI




GENERAL INFORMATION
   Lincoln Life
   Registration Statement
   Changes of Investment Policy
   Principal Underwriter
   Disaster Plan
   Advertising
SERVICES
   Independent Registered Public Accounting
      Firm
   Accounting Services
   Checkbook Service for Disbursements
   Administrative Services


POLICY INFORMATION
   Case Exceptions
   Assignment
   Change of Ownership
   Beneficiary
   Change of Plan
   Settlement Options
   Deferral of Payments
   Incontestability
   Misstatement of Age or Gender
   Suicide
ADDITIONAL INFORMATION ABOUT CHARGES
   Surrender Charges
PERFORMANCE DATA
FINANCIAL STATEMENTS
   Separate Account
   Company

The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

This prospectus, the funds prospectus, and the SAI are also available on our internet site, www.LFG.com/mfinancial

Lincoln Life & Annuity Flexible Premium Variable Life Account M
1933 Act Registration No. 333-115839
1940 Act Registration No. 811-08559

                               End of Prospectus

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)



                               Dated May 1, 2005
                  Relating to Prospectus Dated May 1, 2005 for



                      Lincoln Momentum VULONE2005 product



  Lincoln Life & Annuity Flexible Premium Variable Life Account M, Registrant



             Lincoln Life & Annuity Company of New York, Depositor



The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:

Client Service Center
350 Church Street - MVL1
Hartford, CT 06103-1106

or by telephoning (800) 444-2363, and requesting a copy of the Lincoln NY Momentum VULONE2005 product prospectus.


                          TABLE OF CONTENTS OF THE SAI





Contents                                                   Page
-------------------------------------------------       ----------
GENERAL INFORMATION .............................             2
    Lincoln Life ................................             2
    Registration Statement ......................             2
    Changes of Investment Policy ................             2
    Principal Underwriter .......................             2
    Disaster Plan ...............................             3
    Advertising .................................             3
SERVICES ........................................             3
    Independent Registered Public Accounting
      Firm ......................................             3
    Accounting Services .........................             3
    Checkbook Service for Disbursements .........             3
    Administrative Services .....................             4


Contents                                                   Page
-------------------------------------------------       ----------
POLICY INFORMATION ..............................             4
    Case Exceptions .............................             4
    Assignment ..................................             4
    Change of Ownership .........................             4
    Beneficiary .................................             4
    Change of Plan ..............................             5
    Settlement Options ..........................             5
    Deferral of Payments ........................             5
    Incontestability ............................             5
    Misstatement of Age or Gender ...............             6
    Suicide .....................................             6
ADDITIONAL INFORMATION ABOUT
CHARGES .........................................             6
    Surrender Charges ...........................             6
PERFORMANCE DATA ................................             6
FINANCIAL STATEMENTS ............................             8
    Separate Account ............................           M-1
    Company .....................................           S-1


                                                                               1

GENERAL INFORMATION


Lincoln Life

Lincoln Life & Annuity Company of New York ("Lincoln Life", "the Company", "we", "us", "our") (EIN 16-1505436) is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company (LNLIC), an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. LNLIC is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.


Lincoln Life is subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.


A blanket bond with a per event limit of $50 million and an annual policy aggregate limit of $100 million covers all of the officers and employees of the Company.




Registration Statement

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.



Changes of Investment Policy

Lincoln Life may materially change the investment policy of the Separate Account. If this decision is made, we must inform the owners and obtain all necessary regulatory approvals. Any change must be submitted to the Insurance Department. The Insurance Department would not approve the change in investment policy if found to be detrimental to the interests of the owners of the policies or the end result would render our operations hazardous to the public.


In the event of a material change in the investment strategy of any Sub-Account, you may transfer the amount in that Sub-Account to any other Sub-Account or the Fixed Account, without a transfer charge, even if the 24 free transfers have already been used. You must exercise this option to transfer within 60 days after the effective date of such a change in the investment strategy of the Sub-Account.



Principal Underwriter

Lincoln Financial Advisors Corporation ("LFA"), 1300 S. Clinton Street, Fort Wayne, IN 46802, an affiliate of Lincoln Life, is the principal underwriter for the policies, which are offered continuously. LFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a


2

member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies.




Disaster Plan

Lincoln's business continuity and disaster recovery strategy employs system and telecommunication accessibility, system back-up and recovery, and employee safety and communication. The plan includes documented and tested procedures that will assist in ensuring the availability of critical resources and in maintaining continuity of operations during an emergency situation.




Advertising

Lincoln Life is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


SERVICES



Independent Registered Public Accounting Firm
The financial statements of the Separate Account and the financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.




Accounting Services

We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the Separate Account. Lincoln Life makes no separate charge against the assets of the Separate Account for this service.



Checkbook Service for Disbursements

We offer a checkbook service in which the death benefit proceeds are transferred into an interest-bearing account, in the beneficiary's name as owner of the account. Your beneficiary has quick access to the proceeds and is the only one authorized to transfer proceeds from the account. This service allows the beneficiary additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened.

We also offer this same checkbook service for surrenders of your policy of $500,000 or more. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately-even a check for the entire amount.


                                                                               3

Administrative Services


Lincoln Life & Annuity Company of New York is an affiliate of The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802, which provides administrative services for the policies. The Lincoln National Life Insurance Company receives no compensation from the Separate Account for these services.



POLICY INFORMATION


Case Exceptions
This policy is available for purchase by corporations and other groups or sponsoring organizations on a multiple-life case basis. We reserve the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, the expected persistency of the individual policies and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.



Assignment

While the insured is living, you may assign your rights in the policy, including the right to change the beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.

Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the owner will not be permitted to take any action with respect to the policy without the consent of the assignee in writing.



Change of Ownership

As long as the insured is living, you may name a new owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer or the date we record it. We may require that the policy be submitted to us for endorsement before making a change.



Beneficiary

The beneficiary is initially designated on the application and is the person who will receive the death benefit proceeds payable. Multiple beneficiaries will be paid in equal shares, unless otherwise specified to the Company.

You may change the beneficiary at any time while the insured is living, except when we have recorded an assignment of your policy or an agreement not to change the beneficiary. Any request for a change in the beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the owner has not reserved the right to change the beneficiary, such a request requires the consent of the beneficiary. The change will be effective as of the date of signature or, if there is no such date, the date recorded.


4

If any beneficiary dies before the insured, the beneficiary's potential interest shall pass to any surviving beneficiaries, unless otherwise specified to the Company. If no named beneficiary survives the insured, any death benefit proceeds will be paid to you, as the owner, or to your executor, administrator or assignee.



Change of Plan

Within 18 months of the date we issue your policy, you may exchange your policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, date of issue and age of the insured as the original policy.



Settlement Options

You may elect or change a settlement option while the insured is alive. If you have not irrevocably selected a settlement option, the beneficiary may elect to change the settlement option within 90 days after the insured dies. If no settlement option is selected, the death benefit proceeds will be paid in a lump sum.

If you assign your policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay any remaining death benefit proceeds as elected.

Your written request to elect, change, or revoke a settlement option must be received in our Administrative Office before payment of the lump sum or any settlement option is initiated. The first payment of the settlement option selected will become payable on the date proceeds are settled. Payments after the first payment will be made on the first day of each month. Once payments have begun, the policy cannot be surrendered and neither the payee nor the settlement option may be changed.

You have at least four settlement options:

1) an annuity for the lifetime of the payee;

2) an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months;

3) monthly payments for a stated number of years, at least five but no more than thirty; or

4) payment of a maximum of 3% interest annually on the sum left on deposit.

We may offer you or your beneficiary additional settlement options in the future.



Deferral of Payments

Amounts payable as a result of loans, surrenders or partial surrenders will generally be made within seven days of our receipt of such a request. In the event of a deferral of a surrender, loan or payment of the death benefit proceeds beyond ten days from receipt of the request, interest will accrue and be paid as required by law. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment.



Incontestability

The Company will not contest your policy or payment of the death benefit proceeds based on the initial specified amount, or an increase in the specified amount requiring evidence of insurability, after your policy or increase has been in force for two years from date of issue or increase.


                                                                               5

Misstatement of Age or Gender

If the age or gender of the insured has been misstated, benefits will be adjusted based on the following values:

1) the net amount at risk at the time of the insured's death;

2) the ratio of the monthly cost of insurance applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age and gender in the policy month of death; and

3) the accumulation value at the time of the insured's death.

The amount of death benefit proceeds will be 1. multiplied by 2. and then the result added to 3.



Suicide

If the insured dies by suicide, while sane or insane, within two years from the date of issue, the Company will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount.


ADDITIONAL INFORMATION ABOUT CHARGES


Surrender Charges
The initial maximum surrender charge is calculated as (a) plus (b), with that result not to exceed (c), minus (d), where

(a) is 1.25 times the curtate net level premium for the specified amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;

(b) is $10 per $1000 of specified amount;

(c) is $50 per $1000 of specified amount; and


(d) is the excess of the first policy year per thousand monthly deductions over the average of the per thousand monthly deductions in policy years 2 through 20.


Algebraically, this formula is equivalent to Mina+b,c -d.

The maximum surrender charge decreases from its initial amount during the first 15 years. In general terms, the initial maximum surrender charge is amortized in proportion to a 15 year life contingent annuity due. In formulas, the maximum surrender charge at a point in time "t" years after issue is (a) times
(b), where

(a) is the initial maximum surrender charge; and

(b) is the ratio of a life contingent annuity due beginning at time t and ending 15 years after issue, divided by a life contingent annuity due beginning at issue and ending 15 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.

The actual surrender charge may be less than the maximum surrender charge, and is included in each policy. No surrender charge is applied in the 16th policy year or beyond.


PERFORMANCE DATA
Performance data may appear in sales literature or reports to owners or prospective buyers.

6

Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your policy's expenses.

Data reflects:

o an annual reduction for fund management fees and expenses, and

o a policy level mortality and expense charge applied on a daily equivalent basis, but

o no deductions for additional policy expenses (i.e., premium loads, administrative fees, and cost of insurance charges), which, if included, would have resulted in lower performance.

These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.

Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.

The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.

Money Market Sub-Account:

The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Money Market Sub-Account's return is determined by:

a) calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then

b) dividing this figure by the account value at the beginning of the period;
   then

c) annualizing this result by the factor of 365/7.

Other Sub-Accounts:

The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

     P(1 + T)n = ERV


Where:        P = a hypothetical initial purchase payment of $1,000
              T = average annual total return for the period in question
              N = number of years
              ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:

(1) all recurring fees have been charged to the policy owner's accounts; and

(2) there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an "N/A".


                                                                               7

FINANCIAL STATEMENTS

The December 31, 2004 financial statements of the Separate Account and financial statements of the Company follow.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statement of assets and liabilities

December 31, 2004

                                                                                                           Mortality &
                                                                                                           Expense
                                                                Contract                    Contract       Guarantee
                                                                Purchases                   Redemptions    Charges
                                                                Due from                    Due to         Payable to
                                                                Lincoln Life &              Lincoln Life & Lincoln Life &
                                                                Annuity                     Annuity        Annuity
                                                                Company of                  Company of     Company of
Subaccount                                          Investments New York       Total Assets New York       New York
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                       $  347,817      $   --      $  347,817     $     82         $  8
AIM V.I. Diversified Income                            243,217          --         243,217           --            5
AIM V.I. Growth                                        945,433          --         945,433           22           21
AIM V.I. International Growth                           83,620          --          83,620           --            2
AIM V.I. Premier Equity                              1,516,021          41       1,516,062           --           33
ABVPSF Growth and Income Class A                       325,798          --         325,798           --            7
ABVPSF Premier Growth Class A                           72,354          --          72,354           --            2
ABVPSF Small Cap Value Class A                         160,641          --         160,641           --            3
ABVPSF Technology Class A                               43,951          --          43,951           --            1
American Century VP Inflation Protection                86,426          --          86,426           --            2
American Funds Global Growth Class 2                     9,219          --           9,219           --           --
American Funds Global Small Capitalization Class 2     173,658          --         173,658           --            4
American Funds Growth Class 2                        1,623,020         948       1,623,968           --           35
American Funds Growth-Income Class 2                 1,139,029         767       1,139,796           --           24
American Funds International Class 2                   345,950         871         346,821           --            8
Baron Capital Asset                                    117,841          --         117,841           --            2
Delaware VIPT Diversified Income                         5,235          --           5,235           --           --
Delaware VIPT Emerging Markets                          77,875          67          77,942           --            2
Delaware VIPT High Yield                               311,459         113         311,572           --            7
Delaware VIPT REIT                                     461,898         569         462,467           --           10
Delaware VIPT Small Cap Value                          910,215          67         910,282           --           19
Delaware VIPT Trend                                    549,674         112         549,786           --           12
Delaware VIPT U.S. Growth                               27,641         227          27,868           --            1
Delaware VIPT Value                                    143,086          --         143,086           --            3
Fidelity VIP Asset Manager                             223,099          --         223,099           --            5
Fidelity VIP Contrafund Service Class                  802,884         428         803,312           --           17
Fidelity VIP Equity-Income                             515,512          41         515,553           --           11
Fidelity VIP Equity-Income Service Class               289,870          --         289,870           --            6
Fidelity VIP Growth Service Class                      356,622          --         356,622           --            8
Fidelity VIP Growth Opportunities Service Class         43,188          --          43,188           --            1
Fidelity VIP High Income Service Class                  69,304          --          69,304           --            1
Fidelity VIP Investment Grade Bond                     353,954          --         353,954           --            8
Fidelity VIP Overseas Service Class                    109,107          --         109,107           --            2
FTVIPT Franklin Small Cap                              146,827         238         147,065           --            3
FTVIPT Templeton Foreign Securities                    272,619          --         272,619           --            6
FTVIPT Templeton Foreign Securities Class 2             91,521          --          91,521           --            2
FTVIPT Templeton Global Asset Allocation                34,827          --          34,827           --            1
FTVIPT Templeton Growth Securities                     185,745         187         185,932           --            4
FTVIPT Templeton Growth Securities Class 2              39,824          --          39,824           --            1
Janus Aspen Series Balanced                            303,471          --         303,471           --            6
Janus Aspen Series Balanced Service Shares             200,792          --         200,792           --            4
Janus Aspen Series Global Technology Service Shares     37,338          --          37,338           --            1
Janus Aspen Series Mid Cap Growth Service Shares        60,470          --          60,470           --            1
Janus Aspen Series Worldwide Growth                    313,530          --         313,530           --            7
Janus Aspen Series Worldwide Growth Service Shares      71,660          --          71,660           --            2
Lincoln VIPT Aggressive Growth                             125          --             125           --           --
Lincoln VIPT Bond                                    1,464,142       1,515       1,465,657           --           31
Lincoln VIPT Capital Appreciation                       38,610          --          38,610           --            1
Lincoln VIPT Equity-Income                              73,783          --          73,783           --            2
Lincoln VIPT Global Asset Allocation                    48,831          --          48,831           --            1
Lincoln VIPT International                              93,945         113          94,058           --            2
Lincoln VIPT Money Market                            5,481,719          --       5,481,719      144,935          116
Lincoln VIPT Social Awareness                           56,535          --          56,535           --            1
M Fund Brandes International Equity                         35          --              35           --           --
MFS VIT Capital Opportunities                           13,412          --          13,412           --           --
MFS VIT Emerging Growth                                525,383          --         525,383           69           11
MFS VIT Total Return                                   857,737         133         857,870           --           18
MFS VIT Utilities                                      575,402          41         575,443           --           13
NB AMT Mid-Cap Growth                                  486,003         238         486,241           --           11
NB AMT Partners                                        131,137          --         131,137           --            3
NB AMT Regency                                          89,233         264          89,497           --            2
PIMCO VIT OPCAP Global Equity                          103,470          41         103,511           --            2
PIMCO VIT OPCAP Managed                                 55,680          --          55,680           --            1
Putnam VT Growth & Income Class IB                      33,600          --          33,600           --            1
Putnam VT Health Sciences Class IB                      53,398          --          53,398           --            1
Scudder VIT EAFE Equity Index                          143,101         227         143,328           --            3
Scudder VIT Equity 500 Index                         1,581,976         511       1,582,487           --           34
Scudder VIT Small Cap Index                            364,145          --         364,145           --            8








Subaccount                                          Net Assets
--------------------------------------------------------------
AIM V.I. Capital Appreciation                       $  347,727
AIM V.I. Diversified Income                            243,212
AIM V.I. Growth                                        945,390
AIM V.I. International Growth                           83,618
AIM V.I. Premier Equity                              1,516,029
ABVPSF Growth and Income Class A                       325,791
ABVPSF Premier Growth Class A                           72,352
ABVPSF Small Cap Value Class A                         160,638
ABVPSF Technology Class A                               43,950
American Century VP Inflation Protection                86,424
American Funds Global Growth Class 2                     9,219
American Funds Global Small Capitalization Class 2     173,654
American Funds Growth Class 2                        1,623,933
American Funds Growth-Income Class 2                 1,139,772
American Funds International Class 2                   346,813
Baron Capital Asset                                    117,839
Delaware VIPT Diversified Income                         5,235
Delaware VIPT Emerging Markets                          77,940
Delaware VIPT High Yield                               311,565
Delaware VIPT REIT                                     462,457
Delaware VIPT Small Cap Value                          910,263
Delaware VIPT Trend                                    549,774
Delaware VIPT U.S. Growth                               27,867
Delaware VIPT Value                                    143,083
Fidelity VIP Asset Manager                             223,094
Fidelity VIP Contrafund Service Class                  803,295
Fidelity VIP Equity-Income                             515,542
Fidelity VIP Equity-Income Service Class               289,864
Fidelity VIP Growth Service Class                      356,614
Fidelity VIP Growth Opportunities Service Class         43,187
Fidelity VIP High Income Service Class                  69,303
Fidelity VIP Investment Grade Bond                     353,946
Fidelity VIP Overseas Service Class                    109,105
FTVIPT Franklin Small Cap                              147,062
FTVIPT Templeton Foreign Securities                    272,613
FTVIPT Templeton Foreign Securities Class 2             91,519
FTVIPT Templeton Global Asset Allocation                34,826
FTVIPT Templeton Growth Securities                     185,928
FTVIPT Templeton Growth Securities Class 2              39,823
Janus Aspen Series Balanced                            303,465
Janus Aspen Series Balanced Service Shares             200,788
Janus Aspen Series Global Technology Service Shares     37,337
Janus Aspen Series Mid Cap Growth Service Shares        60,469
Janus Aspen Series Worldwide Growth                    313,523
Janus Aspen Series Worldwide Growth Service Shares      71,658
Lincoln VIPT Aggressive Growth                             125
Lincoln VIPT Bond                                    1,465,626
Lincoln VIPT Capital Appreciation                       38,609
Lincoln VIPT Equity-Income                              73,781
Lincoln VIPT Global Asset Allocation                    48,830
Lincoln VIPT International                              94,056
Lincoln VIPT Money Market                            5,336,668
Lincoln VIPT Social Awareness                           56,534
M Fund Brandes International Equity                         35
MFS VIT Capital Opportunities                           13,412
MFS VIT Emerging Growth                                525,303
MFS VIT Total Return                                   857,852
MFS VIT Utilities                                      575,430
NB AMT Mid-Cap Growth                                  486,230
NB AMT Partners                                        131,134
NB AMT Regency                                          89,495
PIMCO VIT OPCAP Global Equity                          103,509
PIMCO VIT OPCAP Managed                                 55,679
Putnam VT Growth & Income Class IB                      33,599
Putnam VT Health Sciences Class IB                      53,397
Scudder VIT EAFE Equity Index                          143,325
Scudder VIT Equity 500 Index                         1,582,453
Scudder VIT Small Cap Index                            364,137


See accompanying notes.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statement of operations

Year Ended December 31, 2004



                                                    Dividends
                                                    from       Mortality and     Net
                                                    Investment Expense           Investment
Subaccount                                          Income     Guarantee Charges Income (Loss)
----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                        $    --       $ (2,444)        $(2,444)
AIM V.I. Diversified Income                           13,746         (1,861)         11,885
AIM V.I. Growth                                           --         (6,840)         (6,840)
AIM V.I. International Growth                            396           (379)             17
AIM V.I. Premier Equity                                6,840        (11,086)         (4,246)
ABVPSF Growth and Income Class A                       1,578         (1,565)             13
ABVPSF Premier Growth Class A                             --           (460)           (460)
ABVPSF Small Cap Value Class A                           190           (851)           (661)
ABVPSF Technology Class A                                 --           (174)           (174)
American Century VP Inflation Protection                 691           (158)            533
American Funds Global Growth Class 2                      --            (25)            (25)
American Funds Global Small Capitalization Class 2        --         (1,008)         (1,008)
American Funds Growth Class 2                          2,514         (9,974)         (7,460)
American Funds Growth-Income Class 2                   9,111         (7,222)          1,889
American Funds International Class 2                   3,777         (1,437)          2,340
Baron Capital Asset                                       --           (744)           (744)
Delaware VIPT Diversified Income                          --             (2)             (2)
Delaware VIPT Emerging Markets                         1,453           (466)            987
Delaware VIPT High Yield                              11,382         (1,867)          9,515
Delaware VIPT REIT                                     6,467         (2,594)          3,873
Delaware VIPT Small Cap Value                          1,362         (5,781)         (4,419)
Delaware VIPT Trend                                       --         (3,770)         (3,770)
Delaware VIPT U.S. Growth                                 21           (136)           (115)
Delaware VIPT Value                                    1,413           (848)            565
Fidelity VIP Asset Manager                             4,972         (1,606)          3,366
Fidelity VIP Contrafund Service Class                  1,559         (5,247)         (3,688)
Fidelity VIP Equity-Income                             4,729         (3,057)          1,672
Fidelity VIP Equity-Income Service Class               3,458         (1,769)          1,689
Fidelity VIP Growth Service Class                        409         (2,195)         (1,786)
Fidelity VIP Growth Opportunities Service Class          185           (298)           (113)
Fidelity VIP High Income Service Class                 5,115           (481)          4,634
Fidelity VIP Investment Grade Bond                    12,383         (2,535)          9,848
Fidelity VIP Overseas Service Class                      463           (578)           (115)
FTVIPT Franklin Small Cap                                 --           (766)           (766)
FTVIPT Templeton Foreign Securities                    2,785         (1,913)            872
FTVIPT Templeton Foreign Securities Class 2              885           (617)            268
FTVIPT Templeton Global Asset Allocation                 950           (253)            697
FTVIPT Templeton Growth Securities                     1,919         (1,149)            770
FTVIPT Templeton Growth Securities Class 2               427           (274)            153
Janus Aspen Series Balanced                            6,733         (2,321)          4,412
Janus Aspen Series Balanced Service Shares             4,238         (1,523)          2,715
Janus Aspen Series Global Technology Service Shares       --           (244)           (244)
Janus Aspen Series Mid Cap Growth Service Shares          --           (354)           (354)
Janus Aspen Series Worldwide Growth                    2,977         (2,145)            832
Janus Aspen Series Worldwide Growth Service Shares       616           (562)             54
Lincoln VIPT Aggressive Growth                            --             --              --
Lincoln VIPT Bond                                     54,196         (9,833)         44,363
Lincoln VIPT Capital Appreciation                         --           (233)           (233)
Lincoln VIPT Equity-Income                               766           (348)            418
Lincoln VIPT Global Asset Allocation                     715           (316)            399
Lincoln VIPT International                               686           (380)            306
Lincoln VIPT Money Market                             45,507        (41,696)          3,811
Lincoln VIPT Social Awareness                            277           (198)             79
MFS VIT Capital Opportunities                              3            (35)            (32)
MFS VIT Emerging Growth                                   --         (3,547)         (3,547)
MFS VIT Total Return                                  11,954         (5,627)          6,327
MFS VIT Utilities                                      6,512         (3,678)          2,834
NB AMT Mid-Cap Growth                                     --         (3,152)         (3,152)
NB AMT Partners                                           13           (794)           (781)
NB AMT Regency                                            12           (343)           (331)
PIMCO VIT OPCAP Global Equity                            492           (769)           (277)
PIMCO VIT OPCAP Managed                                  825           (440)            385
Putnam VT Growth & Income Class IB                       812           (315)            497
Putnam VT Health Sciences Class IB                        63           (310)           (247)
Scudder VIT EAFE Equity Index                          2,393           (801)          1,592
Scudder VIT Equity 500 Index                          15,133        (11,343)          3,790
Scudder VIT Small Cap Index                            1,268         (2,297)         (1,029)

See accompanying notes.

                                               Net Change in
                 Dividends from Total          Unrealized      Net Increase
  Net Realized   Net Realized   Net Realized   Appreciation or in Net Assets
  Gain (Loss) on Gain on        Gain (Loss) on Depreciation on Resulting from
  Investments    Investments    Investments    Investments     Operations
  ---------------------------------------------------------------------------
     $ (5,162)      $    --        $ (5,162)      $ 26,627        $ 19,021
         (598)           --            (598)           (77)         11,210
      (10,509)           --         (10,509)        83,375          66,026
        1,914            --           1,914          9,157          11,088
      (22,036)           --         (22,036)       100,525          74,243
        3,282            --           3,282         23,205          26,500
          507            --             507          5,355           5,402
        2,346         2,446           4,792         16,699          20,830
           --            --              --          1,529           1,355
            5            --               5            744           1,282
           48            --              48          1,016           1,039
        3,041            --           3,041         22,089          24,122
       14,052            --          14,052        153,444         160,036
       11,319            --          11,319         81,452          94,660
        1,999            --           1,999         37,548          41,887
        6,332            --           6,332         18,911          24,499
           --            --              --             42              40
        5,104            --           5,104         12,308          18,399
        3,580            --           3,580         18,135          31,230
        6,718         6,701          13,419         76,276          93,568
       20,842        13,596          34,438        120,275         150,294
        8,867            --           8,867         51,458          56,555
           (1)           --              (1)           605             489
          787            --             787         14,214          15,566
         (713)           --            (713)         7,567          10,220
       19,566            --          19,566         80,433          96,311
        2,868         1,130           3,998         42,686          48,356
        9,469           875          10,344         13,830          25,863
        1,736            --           1,736         11,436          11,386
          452            --             452          1,935           2,274
          810            --             810            (51)          5,393
        1,394         8,907          10,301         (7,412)         12,737
        1,972            --           1,972          7,603           9,460
        1,514            --           1,514         13,659          14,407
         (723)           --            (723)        41,642          41,791
        3,275            --           3,275         10,825          14,368
          649            --             649          3,239           4,585
        3,787            --           3,787         18,102          22,659
          702            --             702          4,514           5,369
        2,634            --           2,634         14,878          21,924
        4,838            --           4,838          7,627          15,180
         (985)           --            (985)         1,460             231
        1,591            --           1,591          8,397           9,634
         (974)           --            (974)        13,347          13,205
        1,402            --           1,402          1,451           2,907
           --            --              --             12              12
        1,936        35,906          37,842        (27,006)         55,199
           63            --              63          1,963           1,793
          240            --             240          5,752           6,410
          160            --             160          4,773           5,332
          619            --             619         11,055          11,980
           --            --              --             --           3,811
          282            --             282          3,806           4,167
           24            --              24          1,479           1,471
      (11,582)           --         (11,582)        72,047          56,918
        9,012            --           9,012         60,668          76,007
        4,247            --           4,247        119,917         126,998
        2,649            --           2,649         64,089          63,586
        3,178            --           3,178         16,792          19,189
          444            --             444         10,643          10,756
          910            --             910         10,145          10,778
          321            --             321          4,449           5,155
        3,639            --           3,639           (733)          3,403
          552            --             552          2,635           2,940
        1,241            --           1,241         16,573          19,406
       14,983            --          14,983        118,622         137,395
       11,690            --          11,690         39,231          49,892

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statement of changes in net assets

Years Ended December 31, 2003 and 2004

                                                                         AIM V.I.       AIM V.I.
                                                                         Capital        Diversified    AIM V.I.
                                                                         Appreciation   Income         Growth
                                                                         Subaccount     Subaccount     Subaccount
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                              $  200,008      $185,820       $ 685,099
Changes From Operations:
.. Net investment income (loss)                                                 (1,831)       11,275          (5,355)
.. Net realized gain (loss) on investments                                     (15,686)       (4,243)        (79,909)
.. Net change in unrealized appreciation or depreciation on investments         76,788         6,406         271,206
                                                                           ----------      --------       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                59,271        13,438         185,942
Change From Unit Transactions:
.. Contract purchases                                                           59,949        59,764         223,975
.. Contract withdrawals                                                        (38,304)      (50,872)       (287,072)
.. Contract transfers                                                            1,884         5,622          20,269
                                                                           ----------      --------       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         23,529        14,514         (42,828)
                                                                           ----------      --------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        82,800        27,952         143,114
                                                                           ----------      --------       ---------
NET ASSETS AT DECEMBER 31, 2003                                               282,808       213,772         828,213
Changes From Operations:
.. Net investment income (loss)                                                 (2,444)       11,885          (6,840)
.. Net realized gain (loss) on investments                                      (5,162)         (598)        (10,509)
.. Net change in unrealized appreciation or depreciation on investments         26,627           (77)         83,375
                                                                           ----------      --------       ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           19,021        11,210          66,026
Change From Unit Transactions:
.. Contract purchases                                                           69,600        51,680         193,702
.. Contract withdrawals                                                        (38,159)      (35,183)       (125,198)
.. Contract transfers                                                           14,457         1,733         (17,353)
                                                                           ----------      --------       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         45,898        18,230          51,151
                                                                           ----------      --------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        64,919        29,440         117,177
                                                                           ----------      --------       ---------
NET ASSETS AT DECEMBER 31, 2004                                            $  347,727      $243,212       $ 945,390
                                                                           ==========      ========       =========

                                                                         American Funds American Funds
                                                                         Growth-Income  International
                                                                         Class 2        Class 2        Baron Capital
                                                                         Subaccount     Subaccount     Asset Subaccount
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                              $  393,392      $ 11,832       $  77,201
Changes From Operations:
.. Net investment income (loss)                                                  2,162           465            (604)
.. Net realized gain (loss) on investments                                      (5,241)          404          (1,636)
.. Net change in unrealized appreciation or depreciation on investments        168,874        10,995          21,675
                                                                           ----------      --------       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               165,795        11,864          19,435
Change From Unit Transactions:
.. Contract purchases                                                          188,040        29,570          31,211
.. Contract withdrawals                                                        (79,967)       (6,948)        (21,060)
.. Contract transfers                                                          122,320        44,156          (9,961)
                                                                           ----------      --------       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        230,393        66,778             190
                                                                           ----------      --------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       396,188        78,642          19,625
                                                                           ----------      --------       ---------
NET ASSETS AT DECEMBER 31, 2003                                               789,580        90,474          96,826
Changes From Operations:
.. Net investment income (loss)                                                  1,889         2,340            (744)
.. Net realized gain (loss) on investments                                      11,319         1,999           6,332
.. Net change in unrealized appreciation or depreciation on investments         81,452        37,548          18,911
                                                                           ----------      --------       ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           94,660        41,887          24,499
Change From Unit Transactions:
.. Contract purchases                                                          153,845        80,105          26,922
.. Contract withdrawals                                                        (92,966)      (23,236)        (12,108)
.. Contract transfers                                                          194,653       157,583         (18,300)
                                                                           ----------      --------       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        255,532       214,452          (3,486)
                                                                           ----------      --------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       350,192       256,339          21,013
                                                                           ----------      --------       ---------
NET ASSETS AT DECEMBER 31, 2004                                            $1,139,772      $346,813       $ 117,839
                                                                           ==========      ========       =========

                                                                         AIM V.I.
                                                                         International
                                                                         Growth
                                                                         Subaccount
--------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $27,562
Changes From Operations:
.. Net investment income (loss)                                                 (119)
.. Net realized gain (loss) on investments                                     6,365
.. Net change in unrealized appreciation or depreciation on investments       10,794
                                                                            -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              17,040
Change From Unit Transactions:
.. Contract purchases                                                         13,584
.. Contract withdrawals                                                       (7,334)
.. Contract transfers                                                         (8,445)
                                                                            -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (2,195)
                                                                            -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      14,845
                                                                            -------
NET ASSETS AT DECEMBER 31, 2003                                              42,407
Changes From Operations:
.. Net investment income (loss)                                                   17
.. Net realized gain (loss) on investments                                     1,914
.. Net change in unrealized appreciation or depreciation on investments        9,157
                                                                            -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         11,088
Change From Unit Transactions:
.. Contract purchases                                                         24,382
.. Contract withdrawals                                                       (7,473)
.. Contract transfers                                                         13,214
                                                                            -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       30,123
                                                                            -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      41,211
                                                                            -------
NET ASSETS AT DECEMBER 31, 2004                                             $83,618
                                                                            =======

                                                                         Delaware VIPT
                                                                         Diversified
                                                                         Income
                                                                         Subaccount
--------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $    --
Changes From Operations:
.. Net investment income (loss)                                                   --
.. Net realized gain (loss) on investments                                        --
.. Net change in unrealized appreciation or depreciation on investments           --
                                                                            -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  --
Change From Unit Transactions:
.. Contract purchases                                                             --
.. Contract withdrawals                                                           --
.. Contract transfers                                                             --
                                                                            -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           --
                                                                            -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          --
                                                                            -------
NET ASSETS AT DECEMBER 31, 2003                                                  --
Changes From Operations:
.. Net investment income (loss)                                                   (2)
.. Net realized gain (loss) on investments                                        --
.. Net change in unrealized appreciation or depreciation on investments           42
                                                                            -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             40
Change From Unit Transactions:
.. Contract purchases                                                          3,737
.. Contract withdrawals                                                         (269)
.. Contract transfers                                                          1,727
                                                                            -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        5,195
                                                                            -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       5,235
                                                                            -------
NET ASSETS AT DECEMBER 31, 2004                                             $ 5,235
                                                                            =======

See accompanying notes.

                                                                    American                     American Funds
AIM V.I.   ABVPSF Growth ABVPSF         ABVPSF        ABVPSF        Century VP    American Funds Global Small
Premier    and Income    Premier Growth Small Cap     Technology    Inflation     Global Growth  Capitalization American Funds
Equity     Class A       Class A        Value Class A Class A       Protection    Class 2        Class 2        Growth Class 2
Subaccount Subaccount    Subaccount     Subaccount    Subaccount    Subaccount    Subaccount     Subaccount     Subaccount
------------------------------------------------------------------------------------------------------------------------------
$1,118,629   $ 45,976       $ 33,465      $ 26,085      $      --      $    --       $     --       $ 43,673      $  537,882
   (5,753)        148           (303)         (107)           (64)          --             --           (110)         (5,308)
  (78,841)        377            254         2,039          3,799           --             --           (138)         (7,332)
   355,810     18,737          8,245        23,286            197           --             --         26,865         262,741
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
   271,216     19,262          8,196        25,218          3,932           --             --         26,617         250,101
   352,749     17,958          6,574        48,502          2,899           --             --         16,463         310,353
 (282,748)     (9,295)        (3,452)       (8,789)        (1,319)          --             --         (9,505)       (126,340)
  (28,552)     33,258          3,470         3,777         (2,324)          --             --          1,818         128,607
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
    41,449     41,921          6,592        43,490           (744)          --             --          8,776         312,620
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
   312,665     61,183         14,788        68,708          3,188           --             --         35,393         562,721
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
 1,431,294    107,159         48,253        94,793          3,188           --             --         79,066       1,100,603
   (4,246)         13           (460)         (661)          (174)         533            (25)        (1,008)         (7,460)
  (22,036)      3,282            507         4,792             --            5             48          3,041          14,052
   100,525     23,205          5,355        16,699          1,529          744          1,016         22,089         153,444
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
    74,243     26,500          5,402        20,830          1,355        1,282          1,039         24,122         160,036
   307,316     41,807          7,890        23,567         38,128       10,488            425         26,851         270,757
 (264,976)    (18,125)        (4,249)       (9,266)        (3,222)      (1,587)          (820)       (16,552)       (159,626)
  (31,848)    168,450         15,056        30,714          4,501       76,241          8,575         60,167         252,163
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
    10,492    192,132         18,697        45,015         39,407       85,142          8,180         70,466         363,294
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
    84,735    218,632         24,099        65,845         40,762       86,424          9,219         94,588         523,330
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
$1,516,029   $325,791       $ 72,352      $160,638      $  43,950      $86,424       $  9,219       $173,654      $1,623,933
==========   ========       ========      ========      =========      =======       ========       ========      ==========

Delaware                                Delaware
VIPT                                    VIPT                                                                    Fidelity VIP
Emerging   Delaware VIPT Delaware VIPT  Small Cap     Delaware VIPT Delaware VIPT Delaware VIPT  Fidelity VIP   Contrafund
Markets    High Yield    REIT           Value         Trend         U.S. Growth   Value          Asset Manager  Service Class
Subaccount Subaccount    Subaccount     Subaccount    Subaccount    Subaccount    Subaccount     Subaccount     Subaccount
------------------------------------------------------------------------------------------------------------------------------
   $38,627   $ 80,532       $166,706      $387,855      $ 333,442      $ 1,837       $  7,300       $131,338      $  426,363
       825      8,549          3,822        (2,188)        (2,901)         (24)          (152)         3,653          (2,021)
     5,138      1,078          7,865         3,442        (12,925)          57            205         (2,120)          1,136
    16,613     23,348         49,248       174,475        127,504          921         11,232         21,653         126,956
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
    22,576     32,975         60,935       175,729        111,678          954         11,285         23,186         126,071
    11,544     81,561         46,182       133,535         86,398        1,888          7,139         49,184         135,255
  (11,430)    (19,678)       (27,972)      (64,778)      (103,017)        (903)        (4,555)       (17,007)       (117,086)
  (18,604)      7,696          4,303        29,877         16,588        6,193         65,205            (79)         16,383
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
  (18,490)     69,579         22,513        98,634            (31)       7,178         67,789         32,098          34,552
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
     4,086    102,554         83,448       274,363        111,647        8,132         79,074         55,284         160,623
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
    42,713    183,086        250,154       662,218        445,089        9,969         86,374        186,622         586,986
       987      9,515          3,873        (4,419)        (3,770)        (115)           565          3,366          (3,688)
     5,104      3,580         13,419        34,438          8,867           (1)           787           (713)         19,566
    12,308     18,135         76,276       120,275         51,458          605         14,214          7,567          80,433
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
    18,399     31,230         93,568       150,294         56,555          489         15,566         10,220          96,311
    11,484     60,004         83,731       118,181         69,755       10,066         17,267         51,150         146,950
   (8,189)    (24,806)       (32,701)      (77,430)       (97,077)      (3,030)        (7,305)       (17,144)       (131,684)
    13,533     62,051         67,705        57,000         75,452       10,373         31,181         (7,754)        104,732
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
    16,828     97,249        118,735        97,751         48,130       17,409         41,143         26,252         119,998
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
    35,227    128,479        212,303       248,045        104,685       17,898         56,709         36,472         216,309
----------   --------       --------      --------      ---------      -------       --------       --------      ----------
   $77,940   $311,565       $462,457      $910,263      $ 549,774      $27,867       $143,083       $223,094      $  803,295
==========   ========       ========      ========      =========      =======       ========       ========      ==========

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Years Ended December 31, 2003 and 2004



                                                                                         Fidelity VIP    Fidelity VIP
                                                                         Fidelity VIP    Equity-Income   Growth
                                                                         Equity-Income   Service Class   Service Class
                                                                         Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $236,708        $ 51,058        $126,317
Changes From Operations:
.. Net investment income (loss)                                                 2,586             709          (1,104)
.. Net realized gain (loss) on investments                                    (11,277)            628          (2,913)
.. Net change in unrealized appreciation or depreciation on investments        76,116          42,698          54,049
                                                                            --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               67,425          44,035          50,032
Change From Unit Transactions:
.. Contract purchases                                                          71,492          64,239          51,352
.. Contract withdrawals                                                       (67,269)        (12,007)        (26,223)
.. Contract transfers                                                          (6,210)         70,565          45,248
                                                                            --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (1,987)        122,797          70,377
                                                                            --------        --------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       65,438         166,832         120,409
                                                                            --------        --------        --------
NET ASSETS AT DECEMBER 31, 2003                                              302,146         217,890         246,726
Changes From Operations:
.. Net investment income (loss)                                                 1,672           1,689          (1,786)
.. Net realized gain (loss) on investments                                      3,998          10,344           1,736
.. Net change in unrealized appreciation or depreciation on investments        42,686          13,830          11,436
                                                                            --------        --------        --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          48,356          25,863          11,386
Change From Unit Transactions:
.. Contract purchases                                                          73,143          77,652          47,723
.. Contract withdrawals                                                       (56,928)        (15,770)        (24,231)
.. Contract transfers                                                         148,825         (15,771)         75,010
                                                                            --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       165,040          46,111          98,502
                                                                            --------        --------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      213,396          71,974         109,888
                                                                            --------        --------        --------
NET ASSETS AT DECEMBER 31, 2004                                             $515,542        $289,864        $356,614
                                                                            ========        ========        ========

                                                                                                         Janus Aspen
                                                                                         Janus Aspen     Series Global
                                                                         Janus Aspen     Series Balanced Technology
                                                                         Series Balanced Service Shares  Service Shares
                                                                         Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $300,600        $ 26,161        $ 16,288
Changes From Operations:
.. Net investment income (loss)                                                 4,431           1,294            (162)
.. Net realized gain (loss) on investments                                     (3,353)           (386)         (1,939)
.. Net change in unrealized appreciation or depreciation on investments        37,785          13,267          10,142
                                                                            --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               38,863          14,175           8,041
Change From Unit Transactions:
.. Contract purchases                                                          51,154          86,463           9,476
.. Contract withdrawals                                                       (62,440)        (15,232)         (5,602)
.. Contract transfers                                                          (4,693)         55,082            (879)
                                                                            --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (15,979)        126,313           2,995
                                                                            --------        --------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       22,884         140,488          11,036
                                                                            --------        --------        --------
NET ASSETS AT DECEMBER 31, 2003                                              323,484         166,649          27,324
Changes From Operations:
.. Net investment income (loss)                                                 4,412           2,715            (244)
.. Net realized gain (loss) on investments                                      2,634           4,838            (985)
.. Net change in unrealized appreciation or depreciation on investments        14,878           7,627           1,460
                                                                            --------        --------        --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          21,924          15,180             231
Change From Unit Transactions:
.. Contract purchases                                                          35,389          53,889          13,573
.. Contract withdrawals                                                       (59,611)        (19,116)         (6,508)
.. Contract transfers                                                         (17,721)        (15,814)          2,717
                                                                            --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (41,943)         18,959           9,782
                                                                            --------        --------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (20,019)         34,139          10,013
                                                                            --------        --------        --------
NET ASSETS AT DECEMBER 31, 2004                                             $303,465        $200,788        $ 37,337
                                                                            ========        ========        ========

                                                                         Fidelity VIP
                                                                         Growth
                                                                         Opportunities
                                                                         Service Class
                                                                         Subaccount
------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                                 $24,794
Changes From Operations:
.. Net investment income (loss)                                                    (47)
.. Net realized gain (loss) on investments                                        (453)
.. Net change in unrealized appreciation or depreciation on investments          8,079
                                                                              -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 7,579
Change From Unit Transactions:
.. Contract purchases                                                           12,611
.. Contract withdrawals                                                         (6,239)
.. Contract transfers                                                              834
                                                                              -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          7,206
                                                                              -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        14,785
                                                                              -------
NET ASSETS AT DECEMBER 31, 2003                                                39,579
Changes From Operations:
.. Net investment income (loss)                                                   (113)
.. Net realized gain (loss) on investments                                         452
.. Net change in unrealized appreciation or depreciation on investments          1,935
                                                                              -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            2,274
Change From Unit Transactions:
.. Contract purchases                                                           11,690
.. Contract withdrawals                                                         (5,732)
.. Contract transfers                                                           (4,624)
                                                                              -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          1,334
                                                                              -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         3,608
                                                                              -------
NET ASSETS AT DECEMBER 31, 2004                                               $43,187
                                                                              =======


                                                                         Janus Aspen
                                                                         Series Mid Cap
                                                                         Growth Service
                                                                         Shares Subaccount
------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                                 $15,114
Changes From Operations:
.. Net investment income (loss)                                                   (203)
.. Net realized gain (loss) on investments                                          39
.. Net change in unrealized appreciation or depreciation on investments          7,752
                                                                              -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 7,588
Change From Unit Transactions:
.. Contract purchases                                                           17,922
.. Contract withdrawals                                                         (4,602)
.. Contract transfers                                                              733
                                                                              -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         14,053
                                                                              -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        21,641
                                                                              -------
NET ASSETS AT DECEMBER 31, 2003                                                36,755
Changes From Operations:
.. Net investment income (loss)                                                   (354)
.. Net realized gain (loss) on investments                                       1,591
.. Net change in unrealized appreciation or depreciation on investments          8,397
                                                                              -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            9,634
Change From Unit Transactions:
.. Contract purchases                                                           16,643
.. Contract withdrawals                                                         (5,058)
.. Contract transfers                                                            2,495
                                                                              -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         14,080
                                                                              -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        23,714
                                                                              -------
NET ASSETS AT DECEMBER 31, 2004                                               $60,469
                                                                              =======

See accompanying notes.

                                                                          FTVIPT                                   FTVIPT
                                                             FTVIPT       Templeton     FTVIPT       FTVIPT        Templeton
Fidelity VIP                      Fidelity VIP  FTVIPT       Templeton    Foreign       Templeton    Templeton     Growth
High Income      Fidelity VIP     Overseas      Franklin     Foreign      Securities    Global Asset Growth        Securities
Service Class    Investment Grade Service Class Small Cap    Securities   Class 2       Allocation   Securities    Class 2
Subaccount       Bond Subaccount  Subaccount    Subaccount   Subaccount   Subaccount    Subaccount   Subaccount    Subaccount
-------------------------------------------------------------------------------------------------------------------------------
    $ 45,715        $ 280,269       $ 22,158     $   15,342    $159,011     $ 55,727      $26,738      $ 74,821    $    40,398
       3,374            8,657            (22)          (392)      1,831          654          646           800            225
         391            9,666            (39)           357     (18,009)      (8,134)        (472)       (1,219)        (6,530)
       8,537           (6,599)        11,218         18,280      65,415       28,471        7,991        28,875         15,091
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
      12,302           11,724         11,157         18,245      49,237       20,991        8,165        28,456          8,786
      12,722           85,250          4,964         43,146      48,304       18,911        6,479        24,093          7,125
     (10,433)        (109,833)        (2,481)        (6,809)    (34,286)     (19,667)      (9,350)      (13,402)       (10,674)
         473           32,454          5,708          5,848         498        1,201         (482)       17,006         (7,859)
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
       2,762            7,871          8,191         42,185      14,516          445       (3,353)       27,697        (11,408)
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
      15,064           19,595         19,348         60,430      63,753       21,436        4,812        56,153         (2,622)
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
      60,779          299,864         41,506         75,772     222,764       77,163       31,550       130,974         37,776
       4,634            9,848           (115)          (766)        872          268          697           770            153
         810           10,301          1,972          1,514        (723)       3,275          649         3,787            702
         (51)          (7,412)         7,603         13,659      41,642       10,825        3,239        18,102          4,514
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
       5,393           12,737          9,460         14,407      41,791       14,368        4,585        22,659          5,369
      14,331           57,892         16,336         30,641      40,296       18,000        4,016        34,393          5,447
     (10,525)         (65,407)        (5,045)        (8,744)    (38,588)     (12,543)      (4,706)      (20,901)        (3,642)
        (675)          48,860         46,848         34,986       6,350       (5,469)        (619)       18,803         (5,127)
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
       3,131           41,345         58,139         56,883       8,058          (12)      (1,309)       32,295         (3,322)
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
       8,524           54,082         67,599         71,290      49,849       14,356        3,276        54,954          2,047
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
    $ 69,303        $ 353,946       $109,105     $  147,062    $272,613     $ 91,519      $34,826      $185,928    $    39,823
    ========        =========       ========     ==========    ========     ========      =======      ========    ===========

                 Janus Aspen
Janus Aspen      Series           Lincoln VIPT               Lincoln VIPT               Lincoln VIPT
Series           Worldwide Growth Aggressive    Lincoln VIPT Capital      Lincoln VIPT  Global Asset Lincoln VIPT  Lincoln VIPT
Worldwide Growth Service Shares   Growth        Bond         Appreciation Equity-Income Allocation   International Money Market
Subaccount       Subaccount       Subaccount    Subaccount   Subaccount   Subaccount    Subaccount   Subaccount    Subaccount
-------------------------------------------------------------------------------------------------------------------------------
    $221,774        $  44,289       $     --     $  913,155    $ 10,589     $  9,912      $29,287      $  7,977    $ 3,826,247
         915               23             --         36,173        (103)          45          758           156         (6,202)
      (7,277)          (1,613)            --         20,871        (283)         (68)         (43)           92             --
      58,533           13,605             --          6,064       4,203        3,885        5,174         3,592             --
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
      52,171           12,015             --         63,108       3,817        3,862        5,889         3,840         (6,202)
      58,688           24,622             --        315,151       1,040        5,107        3,674         1,680      3,943,058
     (49,379)         (13,373)            --       (202,748)     (1,223)      (2,401)      (1,387)       (3,116)    (1,163,550)
       3,592            3,340             --         38,303       6,986          896        2,189         7,015     (1,059,110)
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
      12,901           14,589             --        150,706       6,803        3,602        4,476         5,579      1,720,398
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
      65,072           26,604             --        213,814      10,620        7,464       10,365         9,419      1,714,196
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
     286,846           70,893             --      1,126,969      21,209       17,376       39,652        17,396      5,540,443
         832               54             --         44,363        (233)         418          399           306          3,811
        (974)           1,402             --         37,842          63          240          160           619             --
      13,347            1,451             12        (27,006)      1,963        5,752        4,773        11,055             --
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
      13,205            2,907             12         55,199       1,793        6,410        5,332        11,980          3,811
      50,813           12,706            135        208,341       2,178        8,196        5,613        11,051      3,232,432
     (39,433)          (6,478)           (24)      (162,606)     (2,613)      (5,191)      (2,065)       (7,073)    (1,129,325)
       2,092           (8,370)             2        237,723      16,042       46,990          298        60,702     (2,310,693)
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
      13,472           (2,142)           113        283,458      15,607       49,995        3,846        64,680       (207,586)
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
      26,677              765            125        338,657      17,400       56,405        9,178        76,660       (203,775)
    --------        ---------       --------     ----------    --------     --------      -------      --------    -----------
    $313,523        $  71,658       $    125     $1,465,626    $ 38,609     $ 73,781      $48,830      $ 94,056    $ 5,336,668
    ========        =========       ========     ==========    ========     ========      =======      ========    ===========

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statement of changes in net assets

Years Ended December 31, 2003 and 2004

                                                                         Lincoln VIPT M Fund Brandes
                                                                         Social       International   MFS VIT Capital
                                                                         Awareness    Equity          Opportunities
                                                                         Subaccount   Subaccount      Subaccount
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                              $ 4,079       $     --         $   108
Changes From Operations:
.. Net investment income (loss)                                                  16             --              (3)
.. Net realized gain (loss) on investments                                        6             --              (5)
.. Net change in unrealized appreciation or depreciation on investments       2,138             --             111
                                                                           -------       --------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              2,160             --             103
Change From Unit Transactions:                                                                 --
.. Contract purchases                                                         5,436             --             457
.. Contract withdrawals                                                      (2,122)            --            (153)
.. Contract transfers                                                            (9)            --             259
                                                                           -------       --------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       3,305             --             563
                                                                           -------       --------         -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      5,465             --             666
                                                                           -------       --------         -------
NET ASSETS AT DECEMBER 31, 2003                                              9,544             --             774
Changes From Operations:
.. Net investment income (loss)                                                  79             --             (32)
.. Net realized gain (loss) on investments                                      282             --              24
.. Net change in unrealized appreciation or depreciation on investments       3,806             --           1,479
                                                                           -------       --------         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         4,167             --           1,471
Change From Unit Transactions:
.. Contract purchases                                                        10,063             49             326
.. Contract withdrawals                                                      (5,075)           (14)           (318)
.. Contract transfers                                                        37,835             --          11,159
                                                                           -------       --------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      42,823             35          11,167
                                                                           -------       --------         -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     46,990             35          12,638
                                                                           -------       --------         -------
NET ASSETS AT DECEMBER 31, 2004                                            $56,534       $     35         $13,412
                                                                           =======       ========         =======


                                                                         NB AMT       PIMCO VIT OPCAP PIMCO VIT OPCAP
                                                                         Regency      Global Equity   Managed
                                                                         Subaccount   Subaccount      Subaccount
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                              $    18       $ 80,736         $43,821
Changes From Operations:
.. Net investment income (loss)                                                 (54)          (110)            459
.. Net realized gain (loss) on investments                                      113         (9,193)         (1,021)
.. Net change in unrealized appreciation or depreciation on investments       2,765         30,687           9,366
                                                                           -------       --------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              2,824         21,384           8,804
Change From Unit Transactions:
.. Contract purchases                                                         4,454         26,262           9,304
.. Contract withdrawals                                                      (1,117)       (36,849)         (8,212)
.. Contract transfers                                                        10,431         (1,980)          2,664
                                                                           -------       --------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      13,768        (12,567)          3,756
                                                                           -------       --------         -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     16,592          8,817          12,560
                                                                           -------       --------         -------
NET ASSETS AT DECEMBER 31, 2003                                             16,610         89,553          56,381
Changes From Operations:
.. Net investment income (loss)                                                (331)          (277)            385
.. Net realized gain (loss) on investments                                      444            910             321
.. Net change in unrealized appreciation or depreciation on investments      10,643         10,145           4,449
                                                                           -------       --------         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        10,756         10,778           5,155
Change From Unit Transactions:
.. Contract purchases                                                        19,954         18,084              --
.. Contract withdrawals                                                      (4,890)       (15,760)         (5,266)
.. Contract transfers                                                        47,065            854            (591)
                                                                           -------       --------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      62,129          3,178          (5,857)
                                                                           -------       --------         -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     72,885         13,956            (702)
                                                                           -------       --------         -------
NET ASSETS AT DECEMBER 31, 2004                                            $89,495       $103,509         $55,679
                                                                           =======       ========         =======

                                                                         MFS VIT
                                                                         Emerging
                                                                         Growth
                                                                         Subaccount
----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $322,850
Changes From Operations:
.. Net investment income (loss)                                                (2,860)
.. Net realized gain (loss) on investments                                    (53,038)
.. Net change in unrealized appreciation or depreciation on investments       148,049
                                                                            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               92,151
Change From Unit Transactions:
.. Contract purchases                                                         109,997
.. Contract withdrawals                                                       (87,682)
.. Contract transfers                                                         (10,081)
                                                                            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        12,234
                                                                            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      104,385
                                                                            --------
NET ASSETS AT DECEMBER 31, 2003                                              427,235
Changes From Operations:
.. Net investment income (loss)                                                (3,547)
.. Net realized gain (loss) on investments                                    (11,582)
.. Net change in unrealized appreciation or depreciation on investments        72,047
                                                                            --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          56,918
Change From Unit Transactions:
.. Contract purchases                                                         100,154
.. Contract withdrawals                                                       (80,358)
.. Contract transfers                                                          21,354
                                                                            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        41,150
                                                                            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       98,068
                                                                            --------
NET ASSETS AT DECEMBER 31, 2004                                             $525,303
                                                                            ========

                                                                         Putnam VT
                                                                         Growth &
                                                                         Income Class IB
                                                                         Subaccount
----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                                               $ 23,333
Changes From Operations:
.. Net investment income (loss)                                                   172
.. Net realized gain (loss) on investments                                        146
.. Net change in unrealized appreciation or depreciation on investments         8,956
                                                                            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                9,274
Change From Unit Transactions:
.. Contract purchases                                                          19,104
.. Contract withdrawals                                                        (3,438)
.. Contract transfers                                                           1,175
                                                                            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        16,841
                                                                            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       26,115
                                                                            --------
NET ASSETS AT DECEMBER 31, 2003                                               49,448
Changes From Operations:
.. Net investment income (loss)                                                   497
.. Net realized gain (loss) on investments                                      3,639
.. Net change in unrealized appreciation or depreciation on investments          (733)
                                                                            --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           3,403
Change From Unit Transactions:
.. Contract purchases                                                           2,189
.. Contract withdrawals                                                        (1,870)
.. Contract transfers                                                         (19,571)
                                                                            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (19,252)
                                                                            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (15,849)
                                                                            --------
NET ASSETS AT DECEMBER 31, 2004                                             $ 33,599
                                                                            ========

See accompanying notes.

        MFS VIT Total                     NB AMT         NB AMT
        Return          MFS VIT Utilities Mid-Cap Growth Partners
        Subaccount      Subaccount        Subaccount     Subaccount
        ----------------------------------------------------------------
           $ 400,201        $267,610        $  268,068      $ 61,994
               4,077           4,682            (2,467)         (544)
                (118)        (14,241)           (9,267)         (542)
              69,529         108,343            88,881        22,571
           ---------        --------        ----------      --------
              73,488          98,784            77,147        21,485
             184,463         106,194            89,418        12,350
             (85,145)        (64,170)          (73,235)       (8,630)
              80,232          (3,079)           16,220         2,587
           ---------        --------        ----------      --------
             179,550          38,945            32,403         6,307
           ---------        --------        ----------      --------
             253,038         137,729           109,550        27,792
           ---------        --------        ----------      --------
             653,239         405,339           377,618        89,786
               6,327           2,834            (3,152)         (781)
               9,012           4,247             2,649         3,178
              60,668         119,917            64,089        16,792
           ---------        --------        ----------      --------
              76,007         126,998            63,586        19,189
             135,286         113,523            77,060        14,089
            (115,473)        (70,413)          (72,781)      (12,369)
             108,793             (17)           40,747        20,439
           ---------        --------        ----------      --------
             128,606          43,093            45,026        22,159
           ---------        --------        ----------      --------
             204,613         170,091           108,612        41,348
           ---------        --------        ----------      --------
           $ 857,852        $575,430        $  486,230      $131,134
           =========        ========        ==========      ========

        Putnam VT       Scudder VIT       Scudder VIT
        Health Sciences EAFE Equity       Equity 500     Scudder VIT
        Class IB        Index             Index          Small Cap Index
        Subaccount      Subaccount        Subaccount     Subaccount
        ----------------------------------------------------------------
           $  21,992        $ 23,197        $  908,671      $167,705
                 (68)          2,044             3,613           408
                 202           4,076           (27,943)         (260)
               4,145          13,451           292,066        79,967
           ---------        --------        ----------      --------
               4,279          19,571           267,736        80,115
              10,725          46,135           361,649        29,332
              (3,759)        (10,058)         (183,854)      (40,299)
                  91          11,064            79,809        13,726
           ---------        --------        ----------      --------
               7,057          47,141           257,604         2,759
           ---------        --------        ----------      --------
              11,336          66,712           525,340        82,874
           ---------        --------        ----------      --------
              33,328          89,909         1,434,011       250,579
                (247)          1,592             3,790        (1,029)
                 552           1,241            14,983        11,690
               2,635          16,573           118,622        39,231
           ---------        --------        ----------      --------
               2,940          19,406           137,395        49,892
              10,241          29,480           360,788        77,081
              (4,154)        (12,268)         (194,429)      (78,226)
              11,042          16,798          (155,312)       64,811
           ---------        --------        ----------      --------
              17,129          34,010            11,047        63,666
           ---------        --------        ----------      --------
              20,069          53,416           148,442       113,558
           ---------        --------        ----------      --------
           $  53,397        $143,325        $1,582,453      $364,137
           =========        ========        ==========      ========

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements

December 31, 2004

1. Accounting Policies and Variable Account Information
The Variable Account: Lincoln Life & Annuity Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (LNY) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 18, 1999, are part of the operations of LNY. The Variable Account consists of nine products that are listed below:

                      -VUL I      -VUL-DB and VUL-DB Elite
                      -VUL-CV     -VUL-DB II
                      -VUL-CV II  -VUL/ONE/
                      -VUL-CV III -Momentum VUL/ONE/
                      -VUL-Flex

The assets of the Variable Account are owned by LNY. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of LNY.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts. Certain reclassifications have been made to 2003 amounts to conform to the 2004 presentation.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of seventy one mutual funds (the Funds) of sixteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
  AIM V.I. Capital Appreciation Fund (Series 1)
  AIM V.I. Diversified Income Fund (Series 1)
  AIM V.I. Growth Fund (Series 1)
  AIM V.I. International Growth Fund (Series 1)
  AIM V.I. Premier Equity Fund (Series 1)

AllianceBernstein Variable Products Series Fund (ABVPSF):
  ABVPSF Growth and Income Portfolio (Class A)
  ABVPSF Premier Growth Portfolio (Class A)
  ABVPSF Small Cap Value Portfolio (Class A)
  ABVPSF Technology Portfolio (Class A)

American Century Variable Products Group, Inc. (American Century VP):
  American Century VP Inflation Protection (Class 1)

American Funds Insurance Series (American Funds):
  American Funds Global Growth Fund (Class 2)
  American Funds Global Small Capitalization Fund (Class 2)
  American Funds Growth Fund (Class 2)
  American Funds Growth -- Income Fund (Class 2)
  American Funds International Fund (Class 2)

Baron Capital Funds Trust (Baron Capital):
  Baron Capital Asset Fund Insurance Shares

Delaware VIP Trust (Delaware VIPT)*:
  Delaware VIPT Diversified Income Series (Standard Class)
  Delaware VIPT Emerging Markets Series (Standard Class)
  Delaware VIPT High Yield Series (Standard Class)
  Delaware VIPT REIT Series (Standard Class)
  Delaware VIPT Small Cap Value Series (Standard Class)
  Delaware VIPT Trend Series (Standard Class)
  Delaware VIPT U.S. Growth Series (Standard Class)
  Delaware VIPT Value Series (Standard Class)

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Asset Manager Portfolio
  Fidelity VIP Contrafund Portfolio (Service Class)
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Equity-Income Portfolio (Service Class)
  Fidelity VIP Growth Portfolio (Service Class)
  Fidelity VIP Growth Opportunities Portfolio (Service Class)
  Fidelity VIP High Income Portfolio (Service Class)
  Fidelity VIP Investment Grade Bond Portfolio
  Fidelity VIP Overseas Portfolio (Service Class)

Franklin Templeton Variable Insurance Products Trust (FTVIPT):
  FTVIPT Franklin Small Cap Fund (Class 1)
  FTVIPT Templeton Foreign Securities Fund (Class 1)
  FTVIPT Templeton Foreign Securities Fund (Class 2)
  FTVIPT Templeton Global Asset Allocation Fund (Class 1)
  FTVIPT Templeton Growth Securities Fund (Class 1)
  FTVIPT Templeton Growth Securities Fund (Class 2)

Janus Aspen Series:
  Janus Aspen Series Balanced Portfolio
  Janus Aspen Series Balanced Portfolio (Service Shares)
  Janus Aspen Series Global Technology Portfolio (Service Shares)
  Janus Aspen Series Mid Cap Growth Portfolio (Service Shares)
  Janus Aspen Series Worldwide Growth Portfolio
  Janus Aspen Series Worldwide Growth Portfolio (Service Shares)

Lincoln Variable Insurance Products Trust (Lincoln VIPT)*:
  Lincoln VIPT Aggressive Growth Fund
  Lincoln VIPT Bond Fund
  Lincoln VIPT Capital Appreciation Fund

Lincoln Life & Annuity Flexible Premium Variable Life Account M

  Lincoln VIPT Equity-Income Fund
  Lincoln VIPT Global Asset Allocation Fund
  Lincoln VIPT International Fund
  Lincoln VIPT Money Market Fund
  Lincoln VIPT Social Awareness Fund

M Fund, Inc. (M Fund):
  M Fund Brandes International Equity Fund
  M Fund Business Opportunity Value Fund**
  M Fund Frontier Capital Appreciation Fund**
  M Fund Turner Core Growth Fund**

MFS Variable Insurance Trust (MFS VIT):
  MFS VIT Capital Opportunities Series (Initial Class)
  MFS VIT Emerging Growth Series (Initial Class)
  MFS VIT Total Return Series (Initial Class)
  MFS VIT Utilities Series (Initial Class)

Neuberger Berman Advisers Management Trust (NB AMT):
  NB AMT Mid-Cap Growth Portfolio (I Class)
  NB AMT Partners Portfolio (I Class)
  NB AMT Regency Portfolio (I Class)

PIMCO Advisors VIT (PIMCO VIT OPCAP):
  PIMCO VIT OPCAP Global Equity Portfolio
  PIMCO VIT OPCAP Managed Portfolio

Putnam Variable Trust (Putnam VT):
  Putnam VT Growth & Income Fund (Class IB)
  Putnam VT Health Sciences Fund (Class IB)

Scudder VIT Funds (Scudder VIT):
  Scudder VIT EAFE Equity Index Fund
  Scudder VIT Equity 500 Index Fund
  Scudder VIT Small Cap Index Fund

* Denotes an affiliate of LNY.
* Available funds with no money invested at December 31, 2004.

Investments in the Funds are stated at the closing net asset value per share on December 31, 2004, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of LNY, which is taxed as a "life insurance company" under the Internal

Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended.

Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to LNY for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statement of operations. The rates are as follows for the ten policy types within the Variable Account:

..  VUL I -- annual rate of .80% for policy years one through twelve and .55%
   thereafter.
..  VUL-CV -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
..  VUL-CV II -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
..  VUL-CV III -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
..  VUL-Flex -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
..  VUL-DB -- annual rate of .90% for policy years one through nineteen and .20%
   thereafter.
..  VUL-DB Elite -- annual rate of .90% for policy years one through nineteen and .20% thereafter.
..  VUL-DB II -- annual rate of .90% for policy years one through nineteen and
   .20% thereafter.
..  VUL/ONE/ -- annual rate of .50% for policy years one through ten and .20%
   thereafter.
.. Momentum VUL/ONE/ -- annual rate of .50% for policy years one through ten and .20% thereafter.

Prior to the allocation of premiums to the Variable Account, LNY deducts a premium load of 5% of each premium payment to cover state taxes and federal income tax liabilities. The premium loads for the years ended December 31, 2004 and 2003 amounted to $361,076 and $389,248, respectively.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

LNY charges a monthly administrative fee which varies by product and policy year, refer to the product prospectus for applicable fees. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2004 and 2003 totaled $140,922 and $214,458, respectively.

LNY assumes responsibility for providing the insurance benefits included in the policy. LNY charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of LNY and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2004 and 2003 amounted to $2,482,159 and $2,464,407, respectively.

Under certain circumstances, LNY reserves the right to charge a transfer fee of up to $25 for transfers between variable subaccounts. For the years ended December 31, 2004 and 2003, no transfer fees were deducted from the variable subaccounts.

LNY, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on partial surrenders, a 2% charge on the amount withdrawn is imposed, the charge is not to exceed $25 per partial surrender. For the years ended December 31, 2004 and 2003, surrender charges and partial surrender administrative charges totaled $206,969 and $219,660, respectively.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements

3. Condensed Financial Information
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2004 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                         Unit Value Unit Value                                  Investment
                                            Commencement Beginning  End of     Units                  Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                                                        --
  VUL I (0.80% Fee Rate)                                   $ 8.98     $ 9.50     36,605     $347,727     5.78%
AIM V.I. Diversified Income                                                                                        5.91%
  VUL I (0.80% Fee Rate)                                    11.09      11.55     21,048      243,212     4.20%
AIM V.I. Growth                                                                                                      --
  VUL I (0.80% Fee Rate)                                     5.75       6.18     99,817      616,697     7.36%
  VUL-CV (0.75% Fee Rate)                                    4.08       4.38     51,045      223,732     7.42%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.86      10.59      3,539       37,492     7.42%
  VUL-CV III (0.75% Fee Rate)                               12.68      13.63        883       12,026     7.42%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.74       8.30      4,734       39,311     7.26%
  VUL-DB II (0.90% Fee Rate)                                11.90      12.77      1,264       16,132     7.26%
AIM V.I. International Growth                                                                                      0.82%
  VUL-CV (0.75% Fee Rate)                                    6.47       7.96      4,308       34,304    23.08%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   11.22      13.81        629        8,688    23.08%
  VUL-CV III (0.75% Fee Rate)                 02/18/04      13.72      15.85      1,487       23,568    15.57%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   9.22      11.33        866        9,821    22.89%
  VUL-DB II (0.90% Fee Rate)                                11.68      14.36        504        7,237    22.89%
AIM V.I. Premier Equity                                                                                            0.48%
  VUL I (0.80% Fee Rate)                                     7.47       7.84     89,338      700,271     4.93%
  VUL-CV (0.75% Fee Rate)                                    6.12       6.42     96,336      618,469     4.98%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.51       9.98      8,340       83,234     4.98%
  VUL-CV III (0.75% Fee Rate)                 01/16/04      12.37      12.71         20          249     2.73%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.70       8.07     13,885      112,017     4.82%
  VUL-DB II (0.90% Fee Rate)                                11.32      11.87        151        1,789     4.83%
ABVPSF Growth and Income Class A                                                                                   0.81%
  VUL-CV (0.75% Fee Rate)                                   10.63      11.77      7,486       88,075    10.63%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   10.88      12.03      6,965       83,814    10.63%
  VUL-CV III (0.75% Fee Rate)                               13.06      14.44      1,857       26,821    10.63%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  10.59      11.70      1,611       18,842    10.46%
  VUL-DB II (0.90% Fee Rate)                                12.17      13.44      8,050      108,221    10.46%
  VUL/ONE/ (0.50% Fee Rate)                   12/17/04      11.08      11.25          2           18     1.50%
ABVPSF Premier Growth Class A                                                                                        --
  VUL-CV (0.75% Fee Rate)                     04/30/04       9.72      10.71        896        9,595    10.17%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.57      10.31      4,342       44,789     7.81%
  VUL-CV III (0.75% Fee Rate)                               11.29      12.17        312        3,802     7.81%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   9.15       9.85      1,173       11,555     7.65%
  VUL-DB II (0.90% Fee Rate)                                10.91      11.74        221        2,593     7.65%
  VUL/ONE/ (0.50% Fee Rate)                   12/17/04      10.99      11.14          2           18     1.36%
ABVPSF Small Cap Value Class A                                                                                     0.17%
  VUL-CV (0.75% Fee Rate)                     10/19/04      12.23      13.97        681        9,522    14.31%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   12.94      15.32      3,884       59,521    18.41%
  VUL-CV III (0.75% Fee Rate)                               15.08      17.86      3,052       54,523    18.41%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  14.78      17.48        157        2,736    18.24%
  VUL-DB II (0.90% Fee Rate)                                13.62      16.10      2,096       33,745    18.23%
  VUL/ONE/ (0.50% Fee Rate)                   10/20/04      10.68      12.18         49          591    13.98%
ABVPSF Technology Class A                                                                                            --
  VUL-CV (0.75% Fee Rate)                     06/10/04       9.87      10.47         67          703     6.04%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.39       9.83         94          920     4.67%
  VUL-CV III (0.75% Fee Rate)                               14.41      15.08      2,525       38,090     4.67%
  VUL-DB II (0.90% Fee Rate)                                12.47      13.03        325        4,237     4.51%
American Century VP Inflation Protection                                                                           1.15%
  VUL-CV (0.75% Fee Rate)                     08/31/04      10.51      10.68      3,362       35,889     1.60%
  VUL-CV III (0.75% Fee Rate)                 11/11/04      10.52      10.68      2,423       25,864     1.50%
  VUL-DB II (0.90% Fee Rate)                  10/01/04      10.46      10.67      2,313       24,671     1.93%
American Funds Global Growth Class 2                                                                                 --
  VUL-CV III (0.75% Fee Rate)                 07/09/04      10.44      11.57         93        1,080    10.77%
  VUL-DB II (0.90% Fee Rate)                  08/27/04      10.25      11.56        704        8,139    12.78%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                  Investment
                                            Commencement Beginning  End of     Units                  Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
 Class 2                                                                                                             --
  VUL-CV (0.75% Fee Rate)                                  $ 8.34     $10.00      8,730     $ 87,328    19.98%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   12.57      15.08        568        8,562    19.98%
  VUL-CV III (0.75% Fee Rate)                               15.19      18.22      2,186       39,827    19.98%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  11.17      13.38      1,374       18,386    19.80%
  VUL-DB II (0.90% Fee Rate)                                14.57      17.45      1,105       19,273    19.80%
  VUL/ONE/ (0.50% Fee Rate)                   11/19/04      11.15      11.96         23          278     7.32%
American Funds Growth Class 2                                                                                      0.20%
  VUL-CV (0.75% Fee Rate)                                    6.95       7.76     81,511      632,638    11.66%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   10.87      12.13     21,951      266,349    11.66%
  VUL-CV III (0.75% Fee Rate)                               13.31      14.86     19,572      290,938    11.66%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   8.84       9.85     25,562      251,804    11.49%
  VUL-DB II (0.90% Fee Rate)                                13.00      14.50     12,024      174,301    11.49%
  VUL/ONE/ (0.50% Fee Rate)                   09/02/04      10.07      11.31        696        7,871    12.32%
  Momentum VUL/ONE/ (0.50% Fee Rate)          12/27/04      11.70      11.80          3           32     0.84%
American Funds Growth-Income Class 2                                                                               0.99%
  VUL-CV (0.75% Fee Rate)                                   10.94      11.98     45,953      550,609     9.55%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   11.25      12.32     12,672      156,143     9.55%
  VUL-CV III (0.75% Fee Rate)                               13.45      14.74     13,538      199,542     9.55%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  10.36      11.33     13,963      158,239     9.39%
  VUL-DB II (0.90% Fee Rate)                                12.32      13.48      5,225       70,436     9.39%
  VUL/ONE/ (0.50% Fee Rate)                   09/02/04      10.26      11.11        429        4,771     8.34%
  Momentum VUL/ONE/ (0.50% Fee Rate)          12/27/04      11.26      11.34          3           32     0.65%
American Funds International Class 2                                                                               2.09%
  VUL-CV (0.75% Fee Rate)                                   10.98      13.01      3,651       47,500    18.43%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   11.81      13.98      2,820       39,429    18.43%
  VUL-CV III (0.75% Fee Rate)                               13.79      16.33      8,702      142,107    18.43%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  11.74      13.89        619        8,602    18.25%
  VUL-DB II (0.90% Fee Rate)                                12.88      15.23      6,831      104,023    18.25%
  VUL/ONE/ (0.50% Fee Rate)                   08/16/04      10.40      12.15        424        5,152    16.84%
Baron Capital Asset                                                                                                  --
  VUL-CV (0.75% Fee Rate)                                   11.08      13.82      7,815      107,976    24.70%
  VUL-DB (0.90% Fee Rate)                                   11.62      14.46        682        9,863    24.51%
Delaware VIPT Diversified Income                                                                                     --
  VUL-CV III (0.75% Fee Rate)                 12/03/04      10.91      11.01        355        3,906     0.90%
  VUL/ONE/ (0.50% Fee Rate)                   11/19/04      10.87      11.03        121        1,329     1.44%
Delaware VIPT Emerging Markets                                                                                     2.49%
  VUL I (0.80% Fee Rate)                                    16.90      22.38      1,845       41,301    32.41%
  VUL-CV (0.75% Fee Rate)                                   15.20      20.14        806       16,231    32.48%
  VUL-CV III (0.75% Fee Rate)                 10/01/04      11.96      13.93      1,139       15,868    16.44%
  VUL-DB (0.90% Fee Rate)                                   17.11      22.63        115        2,611    32.27%
  VUL-DB II (0.90% Fee Rate)                  12/22/04      13.59      13.92         90        1,250     2.38%
  VUL/ONE/ (0.50% Fee Rate)                   10/20/04      11.83      13.95         49          679    17.96%
Delaware VIPT High Yield                                                                                           4.98%
  VUL-CV (0.75% Fee Rate)                                   11.16      12.66      3,455       43,733    13.39%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   13.05      14.80      3,208       47,487    13.39%
  VUL-CV III (0.75% Fee Rate)                               13.99      15.86      4,999       79,289    13.39%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  12.78      14.47      3,852       55,742    13.22%
  VUL-DB II (0.90% Fee Rate)                                13.97      15.82      5,207       82,366    13.22%
  VUL/ONE/ (0.50% Fee Rate)                   08/16/04      10.51      11.41        258        2,948     8.51%
Delaware VIPT REIT                                                                                                 1.96%
  VUL-CV (0.75% Fee Rate)                                   16.27      21.21      4,791      101,617    30.40%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   13.65      17.80      4,348       77,394    30.40%
  VUL-CV III (0.75% Fee Rate)                               14.03      18.29      8,248      150,857    30.40%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  15.07      19.62      3,328       65,302    30.20%
  VUL-DB II (0.90% Fee Rate)                                13.10      17.06      3,756       64,094    30.20%
  VUL/ONE/ (0.50% Fee Rate)                   09/02/04      12.36      14.06        225        3,170    13.73%
  Momentum VUL/ONE/ (0.50% Fee Rate)          12/27/04      12.15      12.29          2           23     1.16%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                  Investment
                                            Commencement Beginning  End of     Units                  Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Small Cap Value                                                                                      0.18%
  VUL I (0.80% Fee Rate)                                   $16.23     $19.56     10,493     $205,193    20.51%
  VUL-CV (0.75% Fee Rate)                                   15.80      19.05     22,517      428,990    20.57%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   13.15      15.85      7,738      122,679    20.57%
  VUL-CV III (0.75% Fee Rate)                               14.48      17.46      1,611       28,123    20.57%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  13.88      16.71      4,157       69,454    20.39%
  VUL-DB II (0.90% Fee Rate)                                13.54      16.30      3,187       51,955    20.39%
  VUL/ONE/ (0.50% Fee Rate)                   08/16/04      10.17      12.52        307        3,846    23.11%
  Momentum VUL/ONE/ (0.50% Fee Rate)          12/27/04      12.37      12.55          2           23     1.43%
Delaware VIPT Trend                                                                                                  --
  VUL I (0.80% Fee Rate)                                    12.87      14.37     11,025      158,458    11.71%
  VUL-CV (0.75% Fee Rate)                                    6.51       7.27     33,131      240,912    11.76%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   11.63      13.00      4,045       52,603    11.76%
  VUL-CV III (0.75% Fee Rate)                               13.78      15.40      2,516       38,745    11.76%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  10.37      11.57      3,346       38,708    11.60%
  VUL-DB II (0.90% Fee Rate)                                13.16      14.69      1,322       19,421    11.60%
  VUL/ONE/ (0.50% Fee Rate)                   10/20/04       9.99      11.17         83          927    11.88%
Delaware VIPT U.S. Growth                                                                                          0.12%
  VUL-CV (0.75% Fee Rate)                                    9.21       9.45      1,200       11,337     2.53%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.04       9.27        249        2,310     2.54%
  VUL-CV III (0.75% Fee Rate)                               12.04      12.35        776        9,578     2.52%
  VUL-DB II (0.90% Fee Rate)                                11.20      11.47        385        4,415     2.38%
  VUL/ONE/ (0.50% Fee Rate)                   12/30/04      10.91      10.89         21          227    (0.15%)
Delaware VIPT Value                                                                                                1.36%
  VUL-CV (0.75% Fee Rate)                                   10.37      11.83      3,639       43,036    14.07%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   10.73      12.24      1,172       14,351    14.08%
  VUL-CV III (0.75% Fee Rate)                               12.91      14.72      1,525       22,452    14.07%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  10.93      12.45        511        6,359    13.90%
  VUL-DB II (0.90% Fee Rate)                                11.63      13.24      4,197       55,581    13.90%
  VUL/ONE/ (0.50% Fee Rate)                   08/16/04      10.21      11.56        113        1,304    13.30%
Fidelity VIP Asset Manager                                                                                         2.48%
  VUL I (0.80% Fee Rate)                                    10.34      10.82     20,613      223,094     4.63%
Fidelity VIP Contrafund Service Class                                                                              0.23%
  VUL-CV (0.75% Fee Rate)                                    9.04      10.35     40,131      415,425    14.48%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   11.76      13.47      7,615      102,554    14.48%
  VUL-CV III (0.75% Fee Rate)                               12.47      14.28     11,374      162,407    14.48%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  10.95      12.51      6,186       77,412    14.31%
  VUL-DB II (0.90% Fee Rate)                                12.07      13.80      3,282       45,282    14.31%
  VUL/ONE/ (0.50% Fee Rate)                   11/23/04      11.20      11.58         19          215     3.38%
Fidelity VIP Equity-Income                                                                                         1.24%
  VUL I (0.80% Fee Rate)                                    10.39      11.49     44,863      515,542    10.64%
Fidelity VIP Equity-Income Service Class                                                                           1.51%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   11.12      12.29      8,227      101,095    10.55%
  VUL-CV III (0.75% Fee Rate)                               13.13      14.52      8,354      121,298    10.55%
  VUL-DB Elite (0.90% Fee Rate)                             11.34      12.52      1,082       13,550    10.38%
  VUL-DB II (0.90% Fee Rate)                                12.06      13.31      4,050       53,903    10.38%
  VUL/ONE/ (0.50% Fee Rate)                   12/17/04      11.21      11.40          2           18     1.71%
Fidelity VIP Growth Service Class                                                                                  0.15%
  VUL-CV (0.75% Fee Rate)                                    5.97       6.12     19,389      118,699     2.49%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.81      10.05      9,984      100,363     2.49%
  VUL-CV III (0.75% Fee Rate)                               12.95      13.27      4,145       55,018     2.49%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   8.03       8.22      3,369       27,690     2.34%
  VUL-DB II (0.90% Fee Rate)                                11.96      12.24      4,376       53,569     2.34%
  VUL/ONE/ (0.50% Fee Rate)                   08/16/04       9.49      10.74        119        1,275    13.14%
Fidelity VIP Growth Opportunities Service
 Class                                                                                                             0.47%
  VUL-CV (0.75% Fee Rate)                                    6.97       7.41      5,686       42,121     6.26%
  VUL-DB (0.90% Fee Rate)                                    9.19       9.75        109        1,066     6.07%
Fidelity VIP High Income Service Class                                                                             8.05%
  VUL-CV (0.75% Fee Rate)                                    9.38      10.19      6,472       65,960     8.65%
  VUL-DB (0.90% Fee Rate)                                   11.50      12.47        268        3,343     8.49%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

                                                          Unit Value Unit Value                                  Investment
                                             Commencement Beginning  End of     Units                  Total     Income
Subaccount                                   Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond                                                                                  3.91%
  VUL I (0.80% Fee Rate)                                    $13.50     $13.99     25,309     $353,946     3.62%
Fidelity VIP Overseas Service Class                                                                                 0.62%
  VUL-CV (0.75% Fee Rate)                      05/17/04      10.51      12.59        329        4,150    19.88%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    11.97      13.48      3,504       47,240    12.64%
  VUL-CV III (0.75% Fee Rate)                                13.98      15.74      2,420       38,109    12.64%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   11.54      12.98        223        2,893    12.47%
  VUL-DB II (0.90% Fee Rate)                                 12.59      14.17      1,141       16,160    12.52%
  VUL/ONE/ (0.50% Fee Rate)                    12/06/04      11.56      11.78         47          553     1.89%
FTVIPT Franklin Small Cap                                                                                             --
  VUL-CV (0.75% Fee Rate)                      04/30/04      10.62      11.70        220        2,572    10.14%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    10.60      11.75      1,677       19,697    10.87%
  VUL-CV III (0.75% Fee Rate)                                14.31      15.87      5,581       88,561    10.87%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   10.89      12.06        926       11,163    10.70%
  VUL-DB II (0.90% Fee Rate)                                 13.11      14.52      1,720       24,962    10.70%
  VUL/ONE/ (0.50% Fee Rate)                    11/23/04      11.02      11.34          9          107     2.93%
FTVIPT Templeton Foreign Securities                                                                                 1.16%
  VUL I (0.80% Fee Rate)                                      9.74      11.49     23,729      272,613    17.93%
FTVIPT Templeton Foreign Securities Class 2                                                                         1.09%
  VUL-CV (0.75% Fee Rate)                                     8.55      10.05      8,899       89,477    17.64%
  VUL-DB (0.90% Fee Rate)                                     9.36      11.00        186        2,042    17.46%
FTVIPT Templeton Global Asset Allocation                                                                            3.01%
  VUL I (0.80% Fee Rate)                                     12.29      14.14      2,463       34,826    15.02%
FTVIPT Templeton Growth Securities                                                                                  1.33%
  VUL I (0.80% Fee Rate)                                     12.89      14.87      5,663       84,199    15.32%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    11.12      12.83      2,496       32,031    15.38%
  VUL-CV III (0.75% Fee Rate)                                13.16      15.19      2,831       42,984    15.38%
  VUL-DB Elite (0.90% Fee Rate)                              11.32      13.04        781       10,182    15.21%
  VUL-DB II (0.90% Fee Rate)                                 11.93      13.74      1,187       16,315    15.21%
  VUL/ONE/ (0.50% Fee Rate)                    11/23/04      11.22      11.71         19          217     4.37%
FTVIPT Templeton Growth Securities Class 2                                                                          1.18%
  VUL-CV (0.75% Fee Rate)                                    10.55      12.14      3,132       38,036    15.16%
  VUL-DB (0.90% Fee Rate)                                    10.33      11.89        150        1,787    15.04%
Janus Aspen Series Balanced                                                                                         2.21%
  VUL-CV (0.75% Fee Rate)                                     9.38      10.10     27,571      278,596     7.72%
  VUL-DB (0.90% Fee Rate)                                    10.13      10.89      2,283       24,869     7.56%
Janus Aspen Series Balanced Service Shares                                                                          2.25%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    10.65      11.45     10,150      116,227     7.48%
  VUL-CV III (0.75% Fee Rate)                                11.26      12.10      1,092       13,217     7.49%
  VUL-DB Elite (0.90% Fee Rate)                              10.62      11.39      5,810       66,197     7.32%
  VUL-DB II (0.90% Fee Rate)                                 10.98      11.78        434        5,112     7.32%
  VUL/ONE/ (0.50% Fee Rate)                    12/17/04      10.90      11.04          3           35     1.24%
Janus Aspen Series Global Technology Service
 Shares                                                                                                               --
  VUL-CV (0.75% Fee Rate)                                     3.33       3.32     10,717       35,602    (0.18)%
  VUL-DB (0.90% Fee Rate)                                     6.47       6.45        269        1,735    (0.34)%
Janus Aspen Series Mid Cap Growth Service
 Shares                                                                                                               --
  VUL-CV (0.75% Fee Rate)                      03/19/04      11.13      13.06        616        8,048    17.31%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    11.04      13.20      1,764       23,288    19.57%
  VUL-CV III (0.75% Fee Rate)                                13.28      15.88         11          169    19.58%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   10.07      12.02        556        6,689    19.40%
  VUL-DB II (0.90% Fee Rate)                                 12.63      15.07      1,478       22,275    19.40%
Janus Aspen Series Worldwide Growth                                                                                 1.05%
  VUL-CV (0.75% Fee Rate)                                     5.53       5.75     51,196      294,454     4.00%
  VUL-DB (0.90% Fee Rate)                                     7.68       7.98      2,390       19,069     3.84%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                  Investment
                                            Commencement Beginning  End of     Units                  Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth
 Service Shares                                                                                                    0.93%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                  $ 9.79     $10.15       2,186   $   22,192    3.75%
  VUL-CV III (0.75% Fee Rate)                               12.11      12.56         310        3,894    3.73%
  VUL-DB Elite (0.90% Fee Rate)                              9.68      10.03       3,907       39,177    3.59%
  VUL-DB II (0.90% Fee Rate)                                11.04      11.44         559        6,395    3.59%
Lincoln VIPT Aggressive Growth                                                                                       --
  VUL-CV III (0.75% Fee Rate)                 07/02/04      13.42      14.56           9          125    8.55%
Lincoln VIPT Bond                                                                                                  4.33%
  VUL-CV (0.75% Fee Rate)                                   13.20      13.79      43,649      602,128    4.52%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   11.52      12.04      17,382      209,311    4.52%
  VUL-CV III (0.75% Fee Rate)                               11.08      11.58      25,310      293,087    4.52%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  12.16      12.69      15,025      190,686    4.36%
  VUL-DB II (0.90% Fee Rate)                                11.17      11.66      14,378      167,635    4.36%
  VUL/ONE/ (0.50% Fee Rate)                   08/16/04      10.35      10.63         262        2,779    2.65%
Lincoln VIPT Capital Appreciation                                                                                    --
  VUL-CV (0.75% Fee Rate)                                    5.37       5.61       2,478       13,900    4.49%
  VUL-CV III (0.75% Fee Rate)                               12.48      13.04         437        5,701    4.50%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.53       7.86         848        6,664    4.33%
  VUL-DB II (0.90% Fee Rate)                                11.91      12.42         993       12,344    4.34%
Lincoln VIPT Equity-Income                                                                                         1.65%
  VUL-CV (0.75% Fee Rate)                                   10.75      11.71       6,298       73,781    8.95%
Lincoln VIPT Global Asset Allocation                                                                               1.70%
  VUL-CV (0.75% Fee Rate)                                    8.91      10.04       3,421       34,336   12.69%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   10.79      12.16       1,133       13,783   12.69%
  VUL-DB II (0.90% Fee Rate)                  06/04/04      11.37      12.81          55          711   12.66%
Lincoln VIPT International                                                                                         1.47%
  VUL-CV (0.75% Fee Rate)                     02/02/04      11.74      13.93       1,129       15,725   18.70%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   12.74      15.29         224        3,422   20.01%
  VUL-CV III (0.75% Fee Rate)                               14.23      17.08       2,635       45,016   20.03%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  12.96      15.53         598        9,287   19.85%
  VUL-DB II (0.90% Fee Rate)                                13.06      15.66       1,298       20,327   19.85%
  VUL/ONE/ (0.50% Fee Rate)                   11/23/04      11.96      12.64          22          279    5.63%
Lincoln VIPT Money Market                                                                                          0.86%
  VUL I (0.80% Fee Rate)                                    11.18      11.19     112,504    1,258,593    0.08%
  VUL-CV (0.75% Fee Rate)                                   10.59      10.60      72,004      763,394    0.13%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   10.05      10.06     132,933    1,337,360    0.13%
  VUL-CV III (0.75% Fee Rate)                               10.00      10.01      46,339      463,928    0.13%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  10.18      10.18      73,019      743,089   (0.02)%
  VUL-DB II (0.90% Fee Rate)                                 9.99       9.99      41,634      415,812   (0.02)%
  VUL-DB IV (0.90% Fee Rate)                  12/06/04      10.01      10.01       2,220       22,223    0.05%
  VUL/ONE/ (0.50% Fee Rate)                   09/17/04      10.01      10.04      33,109      332,269    0.27%
Lincoln VIPT Social Awareness                                                                                      1.11%
  VUL-CV (0.75% Fee Rate)                                    7.80       8.73       2,327       20,308   11.86%
  VUL-CV III (0.75% Fee Rate)                 11/11/04      14.03      14.64       1,261       18,461    4.37%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   9.34      10.44         355        3,702   11.69%
  VUL-DB II (0.90% Fee Rate)                                12.24      13.67       1,029       14,063   11.69%
M Fund Brandes International Equity                                                                                  --
  Momentum VUL/ONE/ (0.50% Fee Rate)          12/27/04      12.09      12.11           3           35    0.17%
MFS VIT Capital Opportunities                                                                                      0.07%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.72      10.85          39          426   11.62%
  VUL-CV III (0.75% Fee Rate)                               12.65      14.13         793       11,201   11.63%
  VUL-DB II (0.90% Fee Rate)                  11/19/04      12.30      12.93         130        1,676    5.09%
  VUL/ONE/ (0.50% Fee Rate)                   11/23/04      10.96      11.49           9          109    4.81%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                  Investment
                                            Commencement Beginning  End of     Units                  Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth                                                                                              --
  VUL I (0.80% Fee Rate)                                   $ 7.37     $ 8.26     32,701     $270,037    12.06%
  VUL-CV (0.75% Fee Rate)                                    4.22       4.73     40,024      189,316    12.12%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.68      10.85         55          600    12.12%
  VUL-CV III (0.75% Fee Rate)                               12.55      14.07      1,483       20,869    12.11%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.06       7.91      4,526       35,792    11.95%
  VUL-DB II (0.90% Fee Rate)                                11.76      13.16        605        7,959    11.95%
  VUL/ONE/ (0.50% Fee Rate)                   10/20/04      10.06      11.37         64          730    13.07%
MFS VIT Total Return                                                                                               1.66%
  VUL I (0.80% Fee Rate)                                    12.22      13.50      5,788       78,113    10.43%
  VUL-CV (0.75% Fee Rate)                                   11.48      12.68     32,451      411,494    10.49%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   11.06      12.22     15,227      186,010    10.49%
  VUL-CV III (0.75% Fee Rate)                               11.73      12.96      3,874       50,224    10.49%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  10.69      11.79      8,281       97,627    10.32%
  VUL-DB II (0.90% Fee Rate)                                11.39      12.57      2,726       34,251    10.32%
  VUL/ONE/ (0.50% Fee Rate)                   12/30/04      11.27      11.27         12          133     0.00%
MFS VIT Utilities                                                                                                  1.40%
  VUL I (0.80% Fee Rate)                                    10.04      12.97     23,287      301,919    29.16%
  VUL-CV (0.75% Fee Rate)                                    7.48       9.67     17,707      171,155    29.23%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   11.85      15.32        962       14,731    29.23%
  VUL-CV III (0.75% Fee Rate)                               14.37      18.57      1,181       21,932    29.23%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.96      10.27      3,271       33,580    29.03%
  VUL-DB II (0.90% Fee Rate)                                13.78      17.78      1,805       32,095    29.03%
  VUL/ONE/ (0.50% Fee Rate)                   12/17/04      12.81      13.09          1           18     2.23%
NB AMT Mid-Cap Growth                                                                                                --
  VUL-CV (0.75% Fee Rate)                                    4.93       5.69     36,018      204,868    15.44%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.86      11.38      5,660       64,433    15.44%
  VUL-CV III (0.75% Fee Rate)                               12.17      14.04      5,035       70,711    15.44%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.76       8.95     12,796      114,464    15.27%
  VUL-DB II (0.90% Fee Rate)                                11.68      13.47      2,267       30,526    15.27%
  VUL/ONE/ (0.50% Fee Rate)                   11/19/04      11.17      11.86        104        1,228     6.20%
NB AMT Partners                                                                                                    0.01%
  VUL-CV (0.75% Fee Rate)                                    9.32      11.00     11,917      131,134    18.09%
NB AMT Regency                                                                                                     0.03%
  VUL-CV (0.75% Fee Rate)                                   11.48      13.95      1,197       16,697    21.45%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   12.17      14.77        187        2,770    21.43%
  VUL-CV III (0.75% Fee Rate)                               13.66      16.59      2,839       47,114    21.44%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  13.10      15.89         15          238    21.26%
  VUL-DB II (0.90% Fee Rate)                                12.54      15.21      1,348       20,510    21.26%
  VUL/ONE/ (0.50% Fee Rate)                   08/16/04      10.13      12.15        178        2,166    19.96%
PIMCO VIT OPCAP Global Equity                                                                                      0.51%
  VUL I (0.80% Fee Rate)                                    10.81      12.07      8,576      103,509    11.64%
PIMCO VIT OPCAP Managed                                                                                            1.50%
  VUL I (0.80% Fee Rate)                                     9.96      10.95      5,085       55,679     9.89%
Putnam VT Growth & Income Class IB                                                                                 2.14%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   10.72      11.82      1,449       17,120    10.28%
  VUL-CV III (0.75% Fee Rate)                               12.83      14.15         66          930    10.29%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  10.67      11.75      1,324       15,549    10.12%
Putnam VT Health Sciences Class IB                                                                                 0.16%
  VUL-CV (0.75% Fee Rate)                     10/19/04       9.58      10.68        892        9,523    11.44%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.66      10.27      2,917       29,965     6.33%
  VUL-CV III (0.75% Fee Rate)                               11.48      12.20         39          472     6.33%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   9.28       9.85        361        3,559     6.16%
  VUL-DB II (0.90% Fee Rate)                                11.18      11.87        832        9,878     6.17%
Scudder VIT EAFE Equity Index                                                                                      2.28%
  VUL-CV (0.75% Fee Rate)                                    6.89       8.14      5,908       48,100    18.18%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   11.21      13.25      1,905       25,248    18.18%
  VUL-CV III (0.75% Fee Rate)                               13.17      15.57      3,775       58,779    18.18%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   8.52      10.06        259        2,605    17.99%
  VUL-DB II (0.90% Fee Rate)                                11.85      13.98        599        8,366    18.00%
  VUL/ONE/ (0.50% Fee Rate)                   12/30/04      12.33      12.32         18          227    (0.11)%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                  Investment
                                            Commencement Beginning  End of     Units                  Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index                                                                                       1.05%
  VUL I (0.80% Fee Rate)                                   $ 8.47     $ 9.29     82,903     $770,209     9.71%
  VUL-CV (0.75% Fee Rate)                                    7.43       8.15     34,764      283,370     9.77%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   10.39      11.40     25,483      290,632     9.77%
  VUL-CV III (0.75% Fee Rate)                               12.59      13.82      6,908       95,501     9.77%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   8.95       9.81      6,510       63,894     9.60%
  VUL-DB II (0.90% Fee Rate)                                11.78      12.91      5,554       71,717     9.60%
  VUL/ONE/ (0.50% Fee Rate)                   08/16/04       9.96      11.23        635        7,130    12.74%
Scudder VIT Small Cap Index                                                                                        0.42%
  VUL-CV (0.75% Fee Rate)                                   10.37      12.11     12,788      154,922    16.88%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   12.17      14.23      6,011       85,510    16.88%
  VUL-CV III (0.75% Fee Rate)                               15.12      17.67      4,139       73,133    16.88%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  11.42      13.33      2,073       27,629    16.70%
  VUL-DB II (0.90% Fee Rate)                                13.90      16.22      1,297       21,030    16.70%
  VUL/ONE/ (0.50% Fee Rate)                   09/02/04      10.42      12.13        158        1,913    16.48%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement dates noted.
(2) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2003 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                         Unit Value Unit Value                                  Investment
                                            Commencement Beginning  End of     Units                  Total     Income
Subaccount                                  Date(1)      of Period  Period     Outstanding Net Assets Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                                                        --
  VUL I (0.80% Fee Rate)                                   $ 6.99     $ 8.98      31,490    $282,808    28.48%
AIM V.I. Diversified Income                                                                                        6.58%
  VUL I (0.80% Fee Rate)                                    10.23      11.09      19,278     213,772     8.37%
AIM V.I. Growth                                                                                                      --
  VUL I (0.80% Fee Rate)                                     4.42       5.75      89,196     513,295    30.19%
  VUL-CV (0.75% Fee Rate)                                    3.13       4.08      48,306     197,107    30.26%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    7.57       9.86       3,237      31,922    30.26%
  VUL-CV III (0.75% Fee Rate)                 05/01/03      10.26      12.68         387       4,904    23.60%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   5.95       7.74       6,761      52,344    30.06%
  VUL-DB II (0.90% Fee Rate)                                 9.15      11.90       2,406      28,641    30.08%
AIM V.I. International Growth                                                                                      0.47%
  VUL-CV (0.75% Fee Rate)                                    5.05       6.47       3,201      20,713    28.10%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    8.76      11.22         628       7,043    28.10%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.21       9.22       1,092      10,072    27.91%
  VUL-DB II (0.90% Fee Rate)                                 9.13      11.68         392       4,579    27.93%
AIM V.I. Premier Equity                                                                                            0.32%
  VUL I (0.80% Fee Rate)                                     6.02       7.47      81,629     609,782    24.08%
  VUL-CV (0.75% Fee Rate)                                    4.93       6.12     104,730     640,479    24.15%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    7.66       9.51       6,912      65,709    24.15%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   6.21       7.70      12,563      96,688    23.96%
  VUL-DB II (0.90% Fee Rate)                  09/26/03      10.29      11.32       1,646      18,636    10.06%
ABVPSF Growth and Income                                                                                           1.02%
  VUL-CV (0.75% Fee Rate)                                    8.09      10.63         841       8,948    31.52%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    8.27      10.88       5,761      62,672    31.52%
  VUL-CV III (0.75% Fee Rate)                 02/28/03       9.60      13.06         789      10,305    35.93%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   8.06      10.59       1,857      19,662    31.32%
  VUL-DB II (0.90% Fee Rate)                  03/28/03       9.24      12.17         458       5,572    31.72%
ABVPSF Premier Growth                                                                                                --
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    7.79       9.57       4,152      39,735    22.74%
  VUL-CV III (0.75% Fee Rate)                 05/01/03       9.75      11.29         286       3,231    15.75%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   7.47       9.15         452       4,133    22.56%
  VUL-DB II (0.90% Fee Rate)                  01/15/03       9.42      10.91         106       1,154    15.73%
ABVPSF Small Cap Value                                                                                             0.60%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.23      12.94       3,145      40,708    40.22%
  VUL-CV III (0.75% Fee Rate)                 01/15/03      11.29      15.08       2,579      38,907    33.62%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                  10.56      14.78         146       2,156    40.02%
  VUL-DB II (0.90% Fee Rate)                                 9.73      13.62         956      13,022    40.00%
ABVPSF Technology                                                                                                    --
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)     10/13/03       9.29       9.39          61         572     1.02%
  VUL-CV III (0.75% Fee Rate)                 11/13/03      14.45      14.41           2          32    (0.31)%
  VUL-DB II (0.90% Fee Rate)                  03/28/03       8.90      12.47         207       2,584    40.16%
American Funds Global Small Capitalization
 Class 2                                                                                                           0.60%
  VUL-CV (0.75% Fee Rate)                                    5.47       8.34       6,353      52,972    52.38%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    8.25      12.57         464       5,832    52.39%
  VUL-CV III (0.75% Fee Rate)                 01/03/03      10.13      15.19         161       2,452    49.97%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.34      11.17       1,562      17,453    52.16%
  VUL-DB II (0.90% Fee Rate)                                 9.57      14.57          24         357    52.15%
American Funds Growth Class 2                                                                                      0.12%
  VUL-CV (0.75% Fee Rate)                                    5.12       6.95      70,766     491,920    35.79%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    8.00      10.87      18,628     202,433    35.79%
  VUL-CV III (0.75% Fee Rate)                 01/15/03      10.37      13.31       9,199     122,470    28.38%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   6.52       8.84      25,911     228,940    35.58%
  VUL-DB II (0.90% Fee Rate)                                 9.59      13.00       4,218      54,840    35.58%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                  Investment
                                            Commencement Beginning    End of      Units                 Total     Income
Subaccount                                    Date(1)    of Period    Period   Outstanding Net Assets Return(2)  Ratio(3)
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Class 2                                                                               1.17%
  VUL-CV (0.75% Fee Rate)                                  $ 8.32     $10.94     39,675     $433,958    31.44%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    8.56      11.25     10,105      113,654    31.44%
  VUL-CV III (0.75% Fee Rate)                 01/03/03      10.56      13.45      4,027       54,178    27.41%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.89      10.36     15,420      159,760    31.24%
  VUL-DB II (0.90% Fee Rate)                                 9.39      12.32      2,274       28,030    31.24%
American Funds International Class 2                                                                               2.27%
  VUL-CV (0.75% Fee Rate)                                    8.21      10.98        169        1,861    33.84%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    8.82      11.81      2,880       34,005    33.85%
  VUL-CV III (0.75% Fee Rate)                 02/14/03       9.73      13.79      1,945       26,826    41.73%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   8.79      11.74        307        3,607    33.62%
  VUL-DB II (0.90% Fee Rate)                                 9.64      12.88      1,877       24,175    33.65%
Baron Capital Asset                                                                                                  --
  VUL-CV (0.75% Fee Rate)                                    8.59      11.08      7,615       84,365    29.04%
  VUL-DB (0.90% Fee Rate)                                    9.01      11.62      1,073       12,461    28.85%
Delaware VIPT Emerging Markets                                                                                     2.79%
  VUL I (0.80% Fee Rate)                                     9.99      16.90      1,679       28,380    69.19%
  VUL-CV (0.75% Fee Rate)                                    8.98      15.20        823       12,518    69.28%
  VUL-DB (0.90% Fee Rate)                                   10.12      17.11        106        1,815    69.04%
Delaware VIPT High Yield                                                                                           6.89%
  VUL-CV (0.75% Fee Rate)                                    8.74      11.16      3,770       42,093    27.78%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   10.21      13.05      2,635       34,398    27.78%
  VUL-CV III (0.75% Fee Rate)                 01/15/03      11.24      13.99      1,934       27,046    24.44%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  10.02      12.78      3,502       44,764    27.59%
  VUL-DB II (0.90% Fee Rate)                                10.95      13.97      2,490       34,785    27.59%
Delaware VIPT Value                                                                                                0.47%
  VUL-CV (0.75% Fee Rate)                     01/16/03       8.45      10.37      2,971       30,799    22.66%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    8.43      10.73        772        8,285    27.35%
  VUL-CV III (0.75% Fee Rate)                 01/03/03      10.43      12.91        224        2,893    23.74%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)    06/16/03       9.98      10.93        562        6,147     9.51%
  VUL-DB II (0.90% Fee Rate)                                 9.14      11.63      3,289       38,250    27.15%
Delaware VIPT REIT                                                                                                 2.65%
  VUL-CV (0.75% Fee Rate)                                   12.23      16.27      4,946       80,457    33.02%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   10.26      13.65      3,980       54,331    33.02%
  VUL-CV III (0.75% Fee Rate)                 01/15/03      10.32      14.03      3,621       50,790    35.96%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  11.35      15.07      3,634       54,769    32.82%
  VUL-DB II (0.90% Fee Rate)                                 9.87      13.10        748        9,807    32.82%
Delaware VIPT Small Cap Value                                                                                      0.34%
  VUL I (0.80% Fee Rate)                                    11.52      16.23      9,269      150,412    40.85%
  VUL-CV (0.75% Fee Rate)                                   11.21      15.80     19,406      306,634    40.92%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.33      13.15      6,464       84,996    40.92%
  VUL-CV III (0.75% Fee Rate)                 02/28/03       9.82      14.48        831       12,040    47.52%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   9.86      13.88      4,778       66,306    40.71%
  VUL-DB II (0.90% Fee Rate)                                 9.62      13.54      3,090       41,830    40.71%
Delaware VIPT Trend                                                                                                  --
  VUL I (0.80% Fee Rate)                                     9.60      12.87     12,359      159,012    34.02%
  VUL-CV (0.75% Fee Rate)                                    4.85       6.51     29,381      191,167    34.09%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    8.68      11.63      3,658       42,558    34.09%
  VUL-CV III (0.75% Fee Rate)                 05/01/03      10.83      13.78        668        9,208    27.24%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.74      10.37      2,936       30,442    33.89%
  VUL-DB II (0.90% Fee Rate)                                 9.83      13.16        965       12,702    33.87%
Delaware VIPT U.S. Growth                                                                                          0.19%
  VUL-CV (0.75% Fee Rate)                     01/28/03       7.41       9.21        416        3,835    24.28%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    7.36       9.04        237        2,146    22.83%
  VUL-CV III (0.75% Fee Rate)                 12/03/03      11.78      12.04        217        2,611     2.26%
  VUL-DB II (0.90% Fee Rate)                  10/06/03      10.56      11.20        123        1,377     6.04%
Fidelity VIP Asset Manager                                                                                         3.12%
  VUL I (0.80% Fee Rate)                                     8.84      10.34     18,041      186,622    17.04%
Fidelity VIP Contrafund Service Class                                                                              0.37%
  VUL-CV (0.75% Fee Rate)                                    7.10       9.04     40,978      370,564    27.39%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.23      11.76      6,717       79,017    27.39%
  VUL-CV III (0.75% Fee Rate)                 01/15/03       9.81      12.47      4,162       51,915    27.15%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   8.61      10.95      6,378       69,831    27.20%
  VUL-DB II (0.90% Fee Rate)                                 9.49      12.07      1,297       15,659    27.20%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

                                                          Unit Value Unit Value                                  Investment
                                             Commencement Beginning    End of      Units                 Total     Income
Subaccount                                     Date(1)    of Period    Period   Outstanding Net Assets Return(2)  Ratio(3)
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                                                                          1.82%
  VUL I (0.80% Fee Rate)                                    $ 8.03     $10.39     29,091     $302,146    29.29%
Fidelity VIP Equity-Income Service Class                                                                            1.28%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                     8.60      11.12      7,807       86,780    29.25%
  VUL-CV III (0.75% Fee Rate)                  01/15/03      10.53      13.13      8,414      110,514    24.74%
  VUL-DB Elite (0.90% Fee Rate)                               8.79      11.34        463        5,248    29.05%
  VUL-DB II (0.90% Fee Rate)                                  9.34      12.06      1,273       15,348    29.06%
Fidelity VIP Growth Service Class                                                                                   0.16%
  VUL-CV (0.75% Fee Rate)                                     4.53       5.97     15,836       94,597    31.79%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                     7.44       9.81      8,692       85,246    31.79%
  VUL-CV III (0.75% Fee Rate)                  12/30/03      12.95      12.95          0            2     0.03%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                    6.10       8.03      2,509       20,153    31.60%
  VUL-DB II (0.90% Fee Rate)                   05/08/03       9.67      11.96      3,906       46,728    23.71%
Fidelity VIP Growth Opportunities Service
 Class                                                                                                              0.59%
  VUL-CV (0.75% Fee Rate)                                     5.42       6.97      5,576       38,870    28.69%
  VUL-DB (0.90% Fee Rate)                                     7.15       9.19         77          709    28.50%
Fidelity VIP High Income Service Class                                                                              7.04%
  VUL-CV (0.75% Fee Rate)                                     7.44       9.38      6,158       57,773    26.02%
  VUL-DB (0.90% Fee Rate)                                     9.14      11.50        261        3,006    25.83%
Fidelity VIP Investment Grade Bond                                                                                  3.80%
  VUL I (0.80% Fee Rate)                                     12.93      13.50     22,218      299,864     4.37%
Fidelity VIP Overseas Service Class                                                                                 0.68%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                     8.42      11.97      3,104       37,160    42.14%
  VUL-CV III (0.75% Fee Rate)                  12/05/03      13.30      13.98         70          978     5.09%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                    8.13      11.54        233        2,693    41.90%
  VUL-DB II (0.90% Fee Rate)                   01/15/03       9.14      12.59         54          675    37.82%
FTVIPT Franklin Small Cap                                                                                             --
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                     7.76      10.60      1,374       14,558    36.58%
  VUL-CV III (0.75% Fee Rate)                  01/15/03      10.99      14.31      3,221       46,096    30.21%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                    7.98      10.89        959       10,446    36.38%
  VUL-DB II (0.90% Fee Rate)                                  9.61      13.11        356        4,672    36.38%
FTVIPT Templeton Foreign Securities                                                                                 1.86%
  VUL I (0.80% Fee Rate)                                      7.41       9.74     22,867      222,764    31.50%
FTVIPT Templeton Foreign Securities Class 2                                                                         1.70%
  VUL-CV (0.75% Fee Rate)                                     6.51       8.55      8,491       72,570    31.22%
  VUL-DB (0.90% Fee Rate)                                     7.15       9.36        490        4,593    31.03%
FTVIPT Templeton Global Asset Allocation                                                                            2.99%
  VUL I (0.80% Fee Rate)                                      9.36      12.29      2,567       31,550    31.26%
FTVIPT Templeton Growth Securities                                                                                  1.66%
  VUL I (0.80% Fee Rate)                                      9.80      12.89      5,424       69,932    31.57%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                     8.45      11.12      2,284       25,403    31.63%
  VUL-CV III (0.75% Fee Rate)                  02/14/03       9.42      13.16      1,445       19,017    39.65%
  VUL-DB Elite (0.90% Fee Rate)                               8.61      11.32        652        7,381    31.43%
  VUL-DB II (0.90% Fee Rate)                                  9.08      11.93        775        9,241    31.44%
FTVIPT Templeton Growth Securities Class 2                                                                          1.42%
  VUL-CV (0.75% Fee Rate)                                     8.04      10.55      3,490       36,801    31.15%
  VUL-DB (0.90% Fee Rate)                                     7.89      10.33         94          975    30.99%
Janus Aspen Series Balanced                                                                                         2.19%
  VUL-CV (0.75% Fee Rate)                                     8.29       9.38     31,057      291,348    13.20%
  VUL-DB (0.90% Fee Rate)                                     8.96      10.13      3,173       32,136    13.03%
Janus Aspen Series Balanced Service Shares                                                                          2.07%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                     9.44      10.65      9,218       98,213    12.87%
  VUL-CV III (0.75% Fee Rate)                  05/01/03      10.26      11.26        338        3,801     9.76%
  VUL-DB Elite (0.90% Fee Rate)                               9.42      10.62      5,697       60,477    12.71%
  VUL-DB II (0.90% Fee Rate)                                  9.74      10.98        379        4,158    12.70%
Janus Aspen Series Global Technology Service
 Shares                                                                                                               --
  VUL-CV (0.75% Fee Rate)                                     2.29       3.33      7,820       26,027    45.38%
  VUL-DB (0.90% Fee Rate)                                     4.46       6.47        200        1,297    45.20%
Janus Aspen Series Mid Cap Growth Service
 Shares                                                                                                               --
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                     8.25      11.04      1,579       17,433    33.76%
  VUL-CV III (0.75% Fee Rate)                  11/13/03      12.97      13.28          3           35     2.43%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                    7.54      10.07        464        4,677    33.56%
  VUL-DB II (0.90% Fee Rate)                                  9.45      12.63      1,157       14,610    33.56%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                  Investment
                                            Commencement Beginning    End of      Units                 Total     Income
Subaccount                                    Date(1)    of Period    Period   Outstanding Net Assets Return(2)  Ratio(3)
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth                                                                                1.14%
  VUL-CV (0.75% Fee Rate)                                  $ 4.49     $ 5.53      48,866   $  270,260   23.07%
  VUL-DB (0.90% Fee Rate)                                    6.25       7.68       2,159       16,586   22.88%
Janus Aspen Series Worldwide Growth
 Service Shares                                                                                                    0.89%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    7.97       9.79       2,107       20,619   22.76%
  VUL-CV III (0.75% Fee Rate)                 07/18/03      10.62      12.11         133        1,605   14.01%
  VUL-DB Elite (0.90% Fee Rate)                              7.90       9.68       3,635       35,189   22.58%
  VUL-DB II (0.90% Fee Rate)                                 9.01      11.04       1,221       13,480   22.58%
Lincoln VIPT Bond                                                                                                  4.22%
  VUL-CV (0.75% Fee Rate)                                   12.40      13.20      43,854      578,843    6.48%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   10.82      11.52      16,752      193,007    6.48%
  VUL-CV III (0.75% Fee Rate)                 01/03/03      10.32      11.08      10,165      112,627    7.41%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  11.44      12.16      14,251      173,317    6.32%
  VUL-DB II (0.90% Fee Rate)                                10.51      11.17       6,192       69,175    6.32%
Lincoln VIPT Capital Appreciation                                                                                    --
  VUL-CV (0.75% Fee Rate)                                    4.08       5.37       2,219       11,916   31.47%
  VUL-CV III (0.75% Fee Rate)                 12/09/03      11.99      12.48           2           25    4.08%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   5.74       7.53         193        1,454   31.33%
  VUL-DB II (0.90% Fee Rate)                  06/19/03      10.29      11.91         656        7,814   15.74%
Lincoln VIPT Equity-Income                                                                                         1.09%
  VUL-CV (0.75% Fee Rate)                                    8.19      10.75       1,616       17,376   31.36%
Lincoln VIPT Global Asset Allocation                                                                               3.11%
  VUL-CV (0.75% Fee Rate)                                    7.45       8.91       3,206       28,558   19.51%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.03      10.79       1,028       11,094   19.51%
Lincoln VIPT International                                                                                         2.36%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.07      12.74         187        2,377   40.56%
  VUL-CV III (0.75% Fee Rate)                 04/02/03       9.70      14.23         229        3,264   46.65%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   9.23      12.96         510        6,607   40.35%
  VUL-DB II (0.90% Fee Rate)                                 9.30      13.06         394        5,148   40.38%
Lincoln VIPT Money Market                                                                                          0.67%
  VUL I (0.80% Fee Rate)                                    11.19      11.18     151,555    1,694,217   (0.12)%
  VUL-CV (0.75% Fee Rate)                                   10.60      10.59     124,928    1,322,849   (0.07)%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                   10.06      10.05     149,934    1,506,507   (0.07)%
  VUL-CV III (0.75% Fee Rate)                 01/21/03      10.01      10.00      30,844      308,414   (0.08)%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                  10.20      10.18      46,960      478,014   (0.22)%
  VUL-DB II (0.90% Fee Rate)                                10.01       9.99      23,068      230,442   (0.22)%
Lincoln VIPT Social Awareness                                                                                      1.02%
  VUL-CV (0.75% Fee Rate)                                    5.96       7.80         831        6,489   30.88%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.15       9.34         253        2,361   30.69%
  VUL-DB II (0.90% Fee Rate)                  03/28/03       9.24      12.24          57          694   32.41%
MFS VIT Capital Opportunities                                                                                      0.19%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    7.69       9.73          27          266   26.57%
  VUL-CV III (0.75% Fee Rate)                 01/03/03      10.36      12.67          40          508   22.22%
MFS VIT Emerging Growth                                                                                              --
  VUL I (0.80% Fee Rate)                                     5.70       7.37      29,237      215,465   29.19%
  VUL-CV (0.75% Fee Rate)                                    3.26       4.22      42,461      179,141   29.25%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    7.49       9.68          35          336   29.25%
  VUL-CV III (0.75% Fee Rate)                 09/23/03      12.08      12.55          27          342    3.88%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   5.47       7.06       4,011       28,333   29.06%
  VUL-DB II (0.90% Fee Rate)                  06/19/03      10.72      11.76         308        3,618    9.71%
MFS VIT Total Return                                                                                               1.63%
  VUL I (0.80% Fee Rate)                                    10.59      12.22       6,030       73,691   15.40%
  VUL-CV (0.75% Fee Rate)                                    9.94      11.48      26,079      299,310   15.45%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    9.58      11.06      15,125      167,229   15.45%
  VUL-CV III (0.75% Fee Rate)                 04/23/03      10.35      11.73         387        4,537   13.32%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   9.27      10.69       8,693       92,897   15.28%
  VUL-DB II (0.90% Fee Rate)                                 9.88      11.39       1,367       15,575   15.28%
MFS VIT Utilities                                                                                                  2.24%
  VUL I (0.80% Fee Rate)                                     7.45      10.04      21,973      220,572   34.81%
  VUL-CV (0.75% Fee Rate)                                    5.55       7.48      16,391      122,604   34.88%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    8.79      11.85         969       11,480   34.88%
  VUL-CV III (0.75% Fee Rate)                 05/19/03      11.96      14.37         344        4,944   20.09%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   5.91       7.96       3,408       27,112   34.68%
  VUL-DB II (0.90% Fee Rate)                  05/08/03      11.23      13.78       1,352       18,627   22.73%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

                                                         Unit Value Unit Value                                  Investment
                                            Commencement Beginning    End of      Units                 Total     Income
Subaccount                                    Date(1)    of Period    Period   Outstanding Net Assets Return(2)  Ratio(3)
--------------------------------------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth                                                                                                --
  VUL-CV (0.75% Fee Rate)                                  $ 3.88     $ 4.93     37,738     $185,952    27.12%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    7.76       9.86      5,096       50,257    27.12%
  VUL-CV III (0.75% Fee Rate)                 01/03/03       9.86      12.17      1,248       15,183    23.41%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   6.11       7.76     12,025       93,324    26.93%
  VUL-DB II (0.90% Fee Rate)                                 9.21      11.68      2,816       32,902    26.93%
NB AMT Partners                                                                                                      --
  VUL-CV (0.75% Fee Rate)                                    6.95       9.32      9,635       89,786    34.08%
NB AMT Regency                                                                                                       --
  VUL-CV (0.75% Fee Rate)                     01/17/03       8.65      11.48        523        6,012    32.79%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)     03/10/03       8.44      12.17        181        2,198    44.11%
  VUL-CV III (0.75% Fee Rate)                 12/03/03      13.31      13.66        245        3,354     2.66%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   9.73      13.10          9          114    34.63%
  VUL-DB II (0.90% Fee Rate)                  06/30/03      10.38      12.54        393        4,932    20.83%
PIMCO VIT OPCAP Global Equity                                                                                      0.66%
  VUL I (0.80% Fee Rate)                                     8.28      10.81      8,283       89,553    30.50%
PIMCO VIT OPCAP Managed                                                                                            1.81%
  VUL I (0.80% Fee Rate)                                     8.25       9.96      5,658       56,381    20.78%
Putnam VT Growth & Income Class IB                                                                                 1.32%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    8.48      10.72      1,494       16,009    26.43%
  VUL-CV III (0.75% Fee Rate)                 08/28/03      11.36      12.83         77          992    12.95%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   8.45      10.67      1,374       14,652    26.24%
  VUL-DB II (0.90% Fee Rate)                  05/22/03       9.83      11.79      1,509       17,795    19.86%
Putnam VT Health Sciences Class IB                                                                                 0.52%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    8.22       9.66      2,482       23,986    17.51%
  VUL-CV III (0.75% Fee Rate)                 08/28/03      10.46      11.48         42          476     9.75%
  VUL-DB Elite and VUL-DB (0.90% Fee Rate)                   7.91       9.28        242        2,241    17.32%
  VUL-DB II (0.90% Fee Rate)                                 9.53      11.18        593        6,625    17.33%
Scudder VIT EAFE Equity Index                                                                                      3.91%
  VUL-CV (0.75% Fee Rate)                                    5.21       6.89      3,730       25,697    32.36%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    8.47      11.21      1,541       17,281    32.36%
  VUL-CV III (0.75% Fee Rate)                 01/15/03      10.18      13.17      3,069       40,435    29.40%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   6.45       8.52        283        2,410    32.17%
  VUL-DB II (0.90% Fee Rate)                                 8.96      11.85        345        4,086    32.18%
Scudder VIT Equity 500 Index                                                                                       1.12%
  VUL I (0.80% Fee Rate)                                     6.66       8.47     85,866      727,134    27.14%
  VUL-CV (0.75% Fee Rate)                                    5.84       7.43     47,856      355,380    27.20%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    8.17      10.39     23,555      244,735    27.20%
  VUL-CV III (0.75% Fee Rate)                 04/02/03       9.93      12.59        726        9,145    26.79%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.05       8.95      6,328       56,667    27.01%
  VUL-DB II (0.90% Fee Rate)                                 9.28      11.78      3,476       40,950    27.00%
Scudder VIT Small Cap Index                                                                                        0.96%
  VUL-CV (0.75% Fee Rate)                                    7.13      10.37     15,677      162,524    45.34%
  VUL-CV II and VUL-FLEX (0.75% Fee Rate)                    8.37      12.17      5,480       66,702    45.34%
  VUL-CV III (0.75% Fee Rate)                 09/23/03      14.10      15.12         86        1,302     7.24%
  VUL-DB and VUL-DB Elite (0.90% Fee Rate)                   7.87      11.42      1,490       17,015    45.12%
  VUL-DB II (0.90% Fee Rate)                                 9.58      13.90        218        3,036    45.13%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement dates noted.
(2) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                   Unit Value Unit Value                                   Investment
                                                   Beginning  End of     Units                  Total      Income
Subaccount                                         of Period  Period     Outstanding Net Assets Return(13) Ratio(14)
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                                                   --
  VUL I (.80% Fee Rate)                              $ 9.31     $ 6.99      28,614    $200,008    (24.96)%
AIM V.I. Diversified Income                                                                                   8.32%
  VUL I (.80% Fee Rate)                               10.08      10.23      18,159     185,820      1.48%
AIM V.I. Growth                                                                                                 --
  VUL I (.80% Fee Rate)                                6.45       4.42      77,505     342,569    (31.52)%
  VUL-CV (.75% Fee Rate)                               4.57       3.13      50,626     158,585    (31.49)%
  VUL-CV II (.75% Fee Rate)(1)                        10.00       7.57       2,572      19,472    (24.29)%
  VUL-CV III (.75% Fee Rate)(11)                      10.11       9.74      13,789     134,260     (3.69)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              8.70       5.95       5,074      30,206    (31.59)%
  VUL-DB II (.90% Fee Rate)(9)                         9.74       9.15           1           7     (6.02)%
AIM V.I. International Growth                                                                                 0.74%
  VUL-CV (.75% Fee Rate)                               6.03       5.05       3,013      15,219    (16.31)%
  VUL-CV II (.75% Fee Rate)(1)                        10.00       8.76         600       5,259    (12.40)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              8.63       7.21         659       4,752    (16.43)%
  VUL-DB II (.90% Fee Rate)(12)                        9.03       9.13         255       2,332      1.12%
AIM V.I. Premier Equity                                                                                       0.37%
  VUL I (.80% Fee Rate)                                8.70       6.02      72,270     435,090    (30.82)%
  VUL-CV (.75% Fee Rate)                               7.12       4.93     110,321     543,428    (30.78)%
  VUL-CV II (.75% Fee Rate)(1)                        10.00       7.66       5,232      40,063    (23.43)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              8.98       6.21      16,114     100,048    (30.88)%
American Funds Global Small Capitalization Class 2                                                            0.73%
  VUL-CV (.75% Fee Rate)                               6.81       5.47       6,016      32,921    (19.66)%
  VUL-CV II (.75% Fee Rate)(1)                        10.00       8.25         149       1,226    (17.50)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              9.15       7.34       1,284       9,427    (19.78)%
  VUL-DB II (.90% Fee Rate)(10)                       10.03       9.57          10          99     (4.54)%
American Funds Growth Class 2                                                                                 0.04%
  VUL-CV (.75% Fee Rate)                               6.83       5.12      63,919     327,210    (25.02)%
  VUL-CV II (.75% Fee Rate)(1)                        10.00       8.00       9,285      74,307    (19.97)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              8.70       6.52      18,116     118,059    (25.13)%
  VUL-DB II (.90% Fee Rate)(5)                         9.52       9.59       1,909      18,306      0.76%
American Funds Growth-Income Class 2                                                                          1.05%
  VUL-CV (.75% Fee Rate)                              10.27       8.32      34,057     283,403    (18.95)%
  VUL-CV II (.75% Fee Rate)(1)                        10.00       8.56       4,063      34,773    (14.42)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              9.76       7.89       8,165      64,455    (19.08)%
  VUL-DB II (.90% Fee Rate)(4)                         9.73       9.39       1,146      10,761     (3.47)%
American Funds International Class 2                                                                          3.44%
  VUL-CV (.75% Fee Rate)(8)                            8.00       8.21         174       1,432      2.59%
  VUL-CV II (.75% Fee Rate)(1)                        10.00       8.82         739       6,516    (11.79)%
  VUL-DB Elite (.90% Fee Rate)                        10.41       8.79         168       1,473    (15.59)%
  VUL-DB II (.90% Fee Rate)(9)                         9.56       9.64         250       2,411      0.79%
ABVPSF Small Cap Value                                                                                        0.16%
  VUL-CV II (.75% Fee Rate)(1)                        10.00       9.23       1,999      18,455     (7.71)%
  VUL-DB Elite (.90% Fee Rate)                        11.36      10.56          93         985     (7.03)%
  VUL-DB II (.90% Fee Rate)(5)                         9.68       9.73         683       6,645      0.50%
ABVPSF Growth and Income                                                                                      0.35%
  VUL-CV (.75% Fee Rate)(2)                            8.64       8.09         416       3,367     (6.41)%
  VUL-CV II (.75% Fee Rate)(1)                        10.00       8.27       3,060      25,310    (17.29)%
  VUL-DB Elite (.90% Fee Rate)                        10.44       8.06       2,146      17,299    (22.75)%
ABVPSF Premier Growth                                                                                           --
  VUL-CV II (.75% Fee Rate)(1)                        10.00       7.79       3,928      30,623    (22.05)%
  VUL-DB Elite (.90% Fee Rate)                        10.87       7.47         381       2,842    (31.27)%
ABVPSF Technology                                                                                               --
Baron Capital Asset                                                                                             --
  VUL-CV (.75% Fee Rate)                              10.08       8.59       8,536      73,287    (14.84)%
  VUL-DB (.90% Fee Rate)                              10.60       9.01         434       3,914    (14.96)%
Delaware VIPT Devon                                                                                           1.40%
Delaware VIPT Emerging Markets                                                                                2.65%
  VUL I (.80% Fee Rate)                                9.58       9.99       2,156      21,538      4.34%
  VUL-CV (.75% Fee Rate)                               8.60       8.98       1,796      16,131      4.39%
  VUL-DB (.90% Fee Rate)                               9.71      10.12          95         958      4.25%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

                                                 Unit Value Unit Value                                   Investment
                                                 Beginning  End of     Units                  Total      Income
Subaccount                                       of Period  Period     Outstanding Net Assets Return(13) Ratio(14)
-------------------------------------------------------------------------------------------------------------------
Delaware VIPT High Yield                                                                                    8.81%
  VUL-CV (.75% Fee Rate)                           $ 8.64     $ 8.74      4,156     $ 36,314      1.08%
  VUL-CV II (.75% Fee Rate)(1)                      10.00      10.21      1,946       19,877      2.15%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)            9.93      10.02      1,506       15,084      0.93%
  VUL-DB II (.90% Fee Rate)(12)                     10.93      10.95        845        9,257      0.20%
Delaware VIPT Value                                                                                         1.36%
  VUL-CV II (.75% Fee Rate)(1)                      10.00       8.43        138        1,162    (15.71)%
  VUL-DB II (.90% Fee Rate)(5)                       9.31       9.14        671        6,138     (1.78)%
Delaware VIPT REIT                                                                                          1.97%
  VUL-CV (.75% Fee Rate)                            11.79      12.23      7,732       94,543      3.74%
  VUL-CV II (.75% Fee Rate)(1)                      10.00      10.26      2,755       28,270      2.62%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)           10.95      11.35      3,697       41,953      3.59%
  VUL-DB II (.90% Fee Rate)(6)                       9.55       9.87        197        1,940      3.31%
Delaware VIPT Small Cap Value                                                                               0.40%
  VUL I (.80% Fee Rate)                             12.30      11.52      8,803      101,429     (6.35)%
  VUL-CV (.75% Fee Rate)                            11.97      11.21     17,789      199,464     (6.31)%
  VUL-CV II (.75% Fee Rate)(1)                      10.00       9.33      4,037       37,669     (6.69)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)           10.54       9.86      4,656       45,922     (6.45)%
  VUL-DB II (.90% Fee Rate)(4)                       9.87       9.62        350        3,371     (2.53)%
Delaware VIPT Trend                                                                                           --
  VUL I (.80% Fee Rate)                             12.09       9.60     14,437      138,597    (20.58)%
  VUL-CV (.75% Fee Rate)                             6.11       4.85     30,190      146,476    (20.54)%
  VUL-CV II (.75% Fee Rate)(1)                      10.00       8.68      2,813       24,405    (13.23)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)            9.76       7.74      2,934       22,719    (20.66)%
  VUL-DB II (.90% Fee Rate)(10)                     10.23       9.83        127        1,245     (3.94)%
Delaware VIPT U.S. Growth                                                                                   0.62%
  VUL-CV II (.75% Fee Rate)(1)                      10.00       7.36        250        1,837    (26.41)%
Fidelity VIP Asset Manager                                                                                  3.38%
  VUL I (.80% Fee Rate)                              9.76       8.84     14,860      131,338     (9.46)%
Fidelity VIP Contrafund Service Class                                                                       0.69%
  VUL-CV (.75% Fee Rate)                             7.90       7.10     48,018      340,832    (10.10)%
  VUL-CV II (.75% Fee Rate)(1)                      10.00       9.23      5,528       51,047     (7.65)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)            9.59       8.61      3,659       31,492    (10.24)%
  VUL-DB II (.90% Fee Rate)(6)                       9.25       9.49        315        2,992      2.63%
Fidelity VIP Equity-Income                                                                                  1.93%
  VUL I (.80% Fee Rate)                              9.75       8.03     29,466      236,708    (17.61)%
Fidelity VIP Equity-Income Service Class                                                                    0.10%
  VUL-CV II (.75% Fee Rate)(1)                      10.00       8.60      4,980       42,834    (14.00)%
  VUL-DB Elite (.90% Fee Rate)                      10.68       8.79        142        1,245    (17.74)%
  VUL-DB II (.90% Fee Rate)(12)                      9.26       9.34        747        6,979      0.88%
Fidelity VIP Growth Service Class                                                                           0.09%
  VUL-CV (.75% Fee Rate)                             6.54       4.53     15,215       68,953    (30.72)%
  VUL-CV II (.75% Fee Rate)(1)                      10.00       7.44      5,836       43,432    (25.58)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)            8.82       6.10      2,283       13,932    (30.83)%
Fidelity VIP Growth Opportunities Service Class                                                             0.86%
  VUL-CV (.75% Fee Rate)                             6.99       5.42      4,520       24,483    (22.50)%
  VUL-DB (.90% Fee Rate)                             9.24       7.15         43          311    (22.60)%
Fidelity VIP High Income Service Class                                                                      9.47%
  VUL-CV (.75% Fee Rate)                             7.24       7.44      5,813       43,274      2.84%
  VUL-DB (.90% Fee Rate)                             8.90       9.14        267        2,441      2.69%
Fidelity VIP Investment Grade Bond                                                                          3.60%
  VUL I (.80% Fee Rate)                             11.81      12.93     21,673      280,269      9.46%
Fidelity VIP Overseas Service Class                                                                         0.12%
  VUL-CV II (.75% Fee Rate)(1)                      10.00       8.42      2,587       21,786    (15.79)%
  VUL-DB Elite (.90% Fee Rate)                      10.30       8.13         46          372    (21.05)%
Janus Aspen Series Mid Cap Growth Service Shares                                                              --
  VUL-CV II (.75% Fee Rate)(1)                      10.00       8.25      1,203        9,933    (17.46)%
  VUL-DB Elite (.90% Fee Rate)                      10.58       7.54        379        2,855    (28.77)%
  VUL-DB II (.90% Fee Rate) (12)                     9.41       9.45        246        2,326      0.44%
Janus Aspen Series Balanced                                                                                 2.47%
  VUL-CV (.75% Fee Rate)                             8.92       8.29     34,286      284,133     (7.14)%
  VUL-DB (.90% Fee Rate)                             9.67       8.96      1,837       16,467     (7.28)%
Janus Aspen Series Balanced Service Shares                                                                  2.90%
  VUL-CV II (.75% Fee Rate)(1)                      10.00       9.44      1,641       15,491     (5.61)%
  VUL-DB Elite (.90% Fee Rate)                      10.18       9.42      1,097       10,335     (7.51)%
  VUL-DB II (.90% Fee Rate)(4)                       9.87       9.74         34          335     (1.28)%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

                                                    Unit Value Unit Value                                   Investment
                                                    Beginning  End of     Units                  Total      Income
Subaccount                                          of Period  Period     Outstanding Net Assets Return(13) Ratio(14)
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Global Technology Service Shares                                                              --
  VUL-CV (.75% Fee Rate)                              $ 3.90     $ 2.29       6,825   $   15,625   (41.37)%
  VUL-DB (.90% Fee Rate)                                7.62       4.46         149          663   (41.46)%
Janus Aspen Series Worldwide Growth                                                                            0.95%
  VUL-CV (.75% Fee Rate)                                6.08       4.49      46,626      209,534   (26.06)%
  VUL-DB (.90% Fee Rate)                                8.47       6.25       1,958       12,240   (26.17)%
Janus Aspen Series Worldwide Growth Service Shares                                                             0.79%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       7.97       1,672       13,329   (20.29)%
  VUL-DB Elite (.90% Fee Rate)                         10.73       7.90       3,625       28,626   (26.38)%
  VUL-DB II (.90% Fee Rate)(12)                         8.93       9.01         259        2,334     0.92%
Lincoln VIPT Aggressive Growth                                                                                   --
Lincoln VIPT Bond                                                                                              5.46%
  VUL-CV (.75% Fee Rate)                               11.34      12.40      45,331      561,899     9.33%
  VUL-CV II (.75% Fee Rate)(1)                         10.00      10.82      20,292      219,565     8.20%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              10.48      11.44      10,998      125,797     9.17%
  VUL-DB II (.90% Fee Rate)(4)                         10.17      10.51         561        5,894     3.28%
Lincoln VIPT Capital Appreciation                                                                                --
  VUL-CV (.75% Fee Rate)                                5.63       4.08       2,560       10,455   (27.51)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)               7.92       5.74          23          134   (27.62)%
Lincoln VIPT Equity-Income                                                                                     1.13%
  VUL-CV (.75% Fee Rate)                                9.78       8.19       1,211        9,912   (16.30)%
Lincoln VIPT Global Asset Allocation                                                                           1.52%
  VUL-CV (.75% Fee Rate)                                8.53       7.45       2,829       21,084   (12.65)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       9.03         908        8,203    (9.68)%
Lincoln VIPT International                                                                                     2.81%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       9.07          79          715    (9.35)%
  VUL-DB Elite (.90% Fee Rate)                         10.44       9.23         686        6,337   (11.56)%
  VUL-DB II (.90% Fee Rate)(5)                          9.46       9.30          99          925    (1.69)%
Lincoln VIPT Money Market                                                                                      1.38%
  VUL I (.80% Fee Rate)                                11.13      11.19     153,209    1,714,766     0.60%
  VUL-CV (.75% Fee Rate)                               10.53      10.60     107,243    1,136,397     0.65%
  VUL-CV II (.75% Fee Rate)(1)                         10.00      10.06      32,043      322,193     0.55%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)              10.15      10.20      55,395      565,120     0.50%
  VUL-DB II (.90% Fee Rate)(3)                         10.00      10.01       8,767       87,771     0.10%
Lincoln VIPT Social Awareness                                                                                  0.92%
  VUL-CV (.75% Fee Rate)                                7.71       5.96         538        3,208   (22.70)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)               9.26       7.15         122          871   (22.83)%
MFS VIT Capital Opportunities                                                                                  0.11%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       7.69          14          108   (23.11)%
MFS VIT Emerging Growth                                                                                          --
  VUL I (.80% Fee Rate)                                 8.68       5.70      29,980      171,011   (34.29)%
  VUL-CV (.75% Fee Rate)                                4.96       3.26      39,962      130,438   (34.26)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       7.49          12           88   (25.11)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)               8.34       5.47       3,894       21,313   (34.36)%
MFS VIT Total Return                                                                                           1.37%
  VUL I (.80% Fee Rate)                                11.26      10.59       5,438       57,590    (5.92)%
  VUL-CV (.75% Fee Rate)                               10.56       9.94      20,275      201,546    (5.88)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       9.58       7,318       70,079    (4.24)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)               9.86       9.27       7,114       65,942    (6.02)%
  VUL-DB II (.90% Fee Rate)(4)                          9.89       9.88         510        5,044    (0.10)%
MFS VIT Utilities                                                                                              2.42%
  VUL I (.80% Fee Rate)                                 9.72       7.45      19,046      141,813   (23.37)%
  VUL-CV (.75% Fee Rate)                                7.23       5.55      17,491       96,998   (23.33)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       8.79         890        7,817   (12.13)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)               7.72       5.91       3,552       20,982   (23.45)%
NB AMT Mid-Cap Growth                                                                                            --
  VUL-CV (.75% Fee Rate)                                5.53       3.88      43,893      170,139   (29.87)%
  VUL-CV II (.75% Fee Rate)(1)                         10.00       7.76       2,135       16,559   (22.42)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)               8.73       6.11      11,874       72,605   (29.97)%
  VUL-DB II (.90% Fee Rate)(5)                          9.67       9.21         952        8,765    (4.81)%
NB AMT Partners                                                                                                0.46%
  VUL-CV (.75% Fee Rate)                                9.23       6.95       8,920       61,994   (24.71)%
NB AMT Regency                                                                                                 0.43%
  VUL-DB Elite (.90% Fee Rate)                         10.98       9.73           2           18   (11.35)%
PIMCO VIT OPCAP Global Equity                                                                                  0.44%
  VUL I (.80% Fee Rate)                                10.11       8.28       9,745       80,736   (18.07)%
PIMCO VIT OPCAP Managed                                                                                        1.82%
  VUL I (.80% Fee Rate)                                10.01       8.25       5,311       43,821   (17.55)%

                                                                           M(27

Lincoln Life & Annuity Flexible Premium Variable Life Account M

3. Condensed Financial Information (continued)

                                            Unit Value Unit Value                                   Investment
                                            Beginning  End of     Units                  Total      Income
Subaccount                                  of Period  Period     Outstanding Net Assets Return(13) Ratio(14)
--------------------------------------------------------------------------------------------------------------
Putnam VT Growth & Income Class IB                                                                     0.68%
  VUL-CV II (.75% Fee Rate)(1)                $10.00     $8.48       1,451     $ 12,298    (15.24)%
  VUL-DB Elite (.90% Fee Rate)                 10.52      8.45       1,306       11,035    (19.72)%
Putnam VT Health Sciences Class IB                                                                       --
  VUL-CV II (.75% Fee Rate)(1)                 10.00      8.22       2,279       18,744    (17.77)%
  VUL-DB Elite (.90% Fee Rate)                 10.02      7.91         116          917    (21.06)%
  VUL-DB II (.90% Fee Rate)(12)                 9.39      9.53         245        2,331      1.52%
Scudder VIT EAFE Equity Index                                                                          0.89%
  VUL-CV (.75% Fee Rate)                        6.67      5.21       2,748       14,306    (21.93)%
  VUL-CV II (.75% Fee Rate)(1)                 10.00      8.47         644        5,456    (15.28)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)       8.27      6.45         258        1,662    (22.05)%
  VUL-DB II (.90% Fee Rate)(6)                  8.52      8.96         198        1,773      5.20%
Scudder VIT Equity 500 Index                                                                           1.22%
  VUL I (.80% Fee Rate)                         8.64      6.66      71,931      479,106    (22.93)%
  VUL-CV (.75% Fee Rate)                        7.57      5.84      51,957      303,329    (22.90)%
  VUL-CV II (.75% Fee Rate)(1)                 10.00      8.17       8,730       71,307    (18.32)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)       9.16      7.05       7,417       52,295    (23.01)%
  VUL-DB II (.90% Fee Rate)(6)                  8.43      9.28         284        2,634     10.03%
Scudder VIT Small Cap Index                                                                            0.75%
  VUL-CV (.75% Fee Rate)                        9.05      7.13      18,181      129,676    (21.18)%
  VUL-CV II (.75% Fee Rate)(1)                 10.00      8.37       2,909       24,361    (16.25)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)      10.00      7.87       1,718       13,518    (21.30)%
  VUL-DB II (.90% Fee Rate)(7)                  8.98      9.58          16          150      6.58%
FTVIPT Franklin Small Cap                                                                              0.51%
  VUL-CV II (.75% Fee Rate)(1)                 10.00      7.76         754        5,848    (22.42)%
  VUL-DB Elite (.90% Fee Rate)                 11.27      7.98         930        7,425    (29.16)%
  VUL-DB II (.90% Fee Rate)(5)                  9.30      9.61         215        2,069      3.37%
FTVIPT Templeton Foreign Securities                                                                    1.75%
  VUL I (.80% Fee Rate)                         9.15      7.41      21,464      159,011    (19.06)%
FTVIPT Templeton Foreign Securities Class 2                                                            1.58%
  VUL-CV (.75% Fee Rate)                        8.06      6.51       8,390       54,646    (19.17)%
  VUL-DB (.90% Fee Rate)                        8.86      7.15         151        1,081    (19.30)%
FTVIPT Templeton Global Asset Allocation                                                               2.05%
  VUL I (.80% Fee Rate)                         9.85      9.36       2,855       26,738     (4.93)%
FTVIPT Templeton Growth Securities                                                                     2.30%
  VUL I (.80% Fee Rate)                        12.09      9.80       5,374       52,658    (18.97)%
  VUL-CV II (.75% Fee Rate)(1)                 10.00      8.45       1,704       14,398    (15.49)%
  VUL-DB Elite (.90% Fee Rate)                 10.64      8.61         501        4,317    (19.05)%
  VUL-DB II (.90% Fee Rate)(12)                 9.00      9.08         380        3,448      0.80%
FTVIPT Templeton Growth Securities Class 2                                                             2.26%
  VUL-CV (.75% Fee Rate)                        9.94      8.04       4,896       39,373    (19.10)%
  VUL-DB (.90% Fee Rate)                        9.77      7.89         130        1,025    (19.23)%

(1) Reflects less than a full year of activity. Funds were first received in this option on 2/19/2002.
(2) Reflects less than a full year of activity. Funds were first received in this option on 8/23/2002.
(3) Reflects less than a full year of activity. Funds were first received in this option on 9/4/2002.
(4) Reflects less than a full year of activity. Funds were first received in this option on 9/11/2002.
(5) Reflects less than a full year of activity. Funds were first received in this option on 9/13/2002.
(6) Reflects less than a full year of activity. Funds were first received in this option on 10/4/2002.
(7) Reflects less than a full year of activity. Funds were first received in this option on 10/15/2002.
(8) Reflects less than a full year of activity. Funds were first received in this option on 10/21/2002.
(9) Reflects less than a full year of activity. Funds were first received in this option on 11/15/2002.
(10) Reflects less than a full year of activity. Funds were first received in this option on 11/25/2002.
(11) Reflects less than a full year of activity. Funds were first received in this option on 12/17/2002.
(12) Reflects less than a full year of activity. Funds were first received in this option on 12/27/2002.
(13) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(14) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                   Unit Value Unit Value                                  Investment
                                                   Beginning  End of     Units                  Total     Income
Subaccount                                         of Period  Period     Outstanding Net Assets Return(3) Ratio(4)
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                                                7.53%
  VUL I (.80% Fee Rate)                              $12.24     $ 9.31     24,186     $225,282   (23.89)%
AIM V.I. Diversified Income                                                                                  8.03%
  VUL I (.80% Fee Rate)                                9.81      10.08     15,529      156,579     2.77%
AIM V.I. Growth                                                                                              0.27%
  VUL I (.80% Fee Rate)                                9.84       6.45     68,921      444,855   (34.41)%
  VUL-CV (.75% Fee Rate)                               6.97       4.57     42,361      193,683   (34.38)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)          10.00       8.70      1,351       11,758   (12.98)%
AIM V.I. International Growth                                                                                0.53%
  VUL-CV (.75% Fee Rate)                               7.95       6.03      1,653        9,972   (24.11)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)          10.00       8.63        626        5,405   (13.71)%
AIM V.I. Premier Equity                                                                                      0.15%
  VUL I (.80% Fee Rate)                               10.03       8.70     65,868      573,168   (13.26)%
  VUL-CV (.75% Fee Rate)                               8.20       7.12     79,433      565,269   (13.22)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)          10.00       8.98      5,823       52,307   (10.17)%
American Funds Global Small Capitalization Class 2                                                           0.82%
  VUL-CV (.75% Fee Rate)                               7.87       6.81      4,847       33,011   (13.50)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)          10.00       9.15        337        3,081    (8.46)%
American Funds Growth Class 2                                                                                0.34%
  VUL-CV (.75% Fee Rate)                               8.40       6.83     33,987      232,040   (18.76)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)          10.00       8.70     10,085       87,787   (12.96)%
American Funds Growth -- Income Class 2                                                                      1.78%
  VUL-CV (.75% Fee Rate)                              10.09      10.27     24,314      249,640     1.79%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)          10.00       9.76      5,581       54,448    (2.45)%
American Funds International Class 2                                                                           --
  VUL-DB Elite (.90% Fee Rate)(2)                     10.00      10.41         89          925     4.11%
ABVPSF Small Cap Value                                                                                         --
  VUL-DB Elite (.90% Fee Rate)(2)                     10.00      11.36         85          965    13.58%
ABVPSF Growth and Income                                                                                       --
  VUL-DB Elite (.90% Fee Rate)(2)                     10.00      10.44         85          887     4.38%
ABVPSF Premier Growth                                                                                          --
  VUL-DB Elite (.90% Fee Rate)(2)                     10.00      10.87        277        3,013     8.67%
ABVPSF Technology                                                                                              --
  VUL-DB Elite (.90% Fee Rate)(2)                     10.00      11.55         85          981    15.52%
Baron Capital Asset                                                                                            --
  VUL-CV (.75% Fee Rate)                               9.04      10.08      4,961       50,012    11.50%
  VUL-DB (.90% Fee Rate)(1)                           10.00      10.60        518        5,494     6.01%
Delaware VIPT Devon                                                                                          0.42%
  VUL-CV (.75% Fee Rate)                               8.64       7.79         68          528    (9.83)%
  VUL-DB (.90% Fee Rate)(1)                           10.00       9.15         90          824    (8.51)%
Delaware VIPT Emerging Markets                                                                               0.37%
  VUL I (.80% Fee Rate)                                9.17       9.58      2,099       20,098     4.44%
  VUL-CV (.75% Fee Rate)                               8.24       8.60        821        7,068     4.47%
  VUL-DB (.90% Fee Rate)(1)                           10.00       9.71        176        1,704    (2.91)%
Delaware VIPT High Yield                                                                                     3.69%
  VUL-CV (.75% Fee Rate)                               9.08       8.64      3,722       32,172    (4.82)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)          10.00       9.93      1,384       13,738    (0.74)%
Delaware VIPT Value                                                                                            --
  VUL-DB Elite (.90% Fee Rate)(2)                     10.00      10.67         85          906     6.70%
Delaware VIPT REIT                                                                                           1.42%
  VUL-CV (.75% Fee Rate)                              10.92      11.79      5,789       68,234     7.97%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)          10.00      10.95        348        3,815     9.54%
Delaware VIPT Small Cap Value                                                                                0.77%
  VUL I (.80% Fee Rate)                               11.09      12.30      7,875       96,888    10.95%
  VUL-CV (.75% Fee Rate)                              10.78      11.97      4,100       49,071    11.01%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)          10.00      10.54        723        7,625     5.43%
Delaware VIPT Trend                                                                                            --
  VUL I (.80% Fee Rate)                               14.39      12.09     12,588      152,147   (16.01)%
  VUL-CV (.75% Fee Rate)                               7.27       6.11     19,859      121,256   (15.97)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)          10.00       9.76        138        1,344    (2.41)%
Delaware VIPT U.S. Growth                                                                                      --
  VUL-DB Elite (.90% Fee Rate)(2)                     10.00      10.75         85          913     7.50%
Fidelity VIP Asset Manager                                                                                   3.50%
  VUL I (.80% Fee Rate)                               10.26       9.76     12,204      119,131    (4.85)%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

                                                    Unit Value Unit Value                                  Investment
                                                    Beginning  End of     Units                  Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets Return(3) Ratio(4)
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Service Class                                                                         0.07%
  VUL-CV (.75% Fee Rate)                              $ 9.08     $ 7.90      29,596   $  233,678  (13.02)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)           10.00       9.59         720        6,908   (4.12)%
Fidelity VIP Equity-Income                                                                                    1.65%
  VUL I (.80% Fee Rate)                                10.34       9.75      30,960      301,861   (5.71)%
Fidelity VIP Equity-Income Service Class                                                                        --
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.68          85          908    6.83%
Fidelity VIP Growth Service Class                                                                             5.01%
  VUL-CV (.75% Fee Rate)                                8.01       6.54       7,605       49,744  (18.34)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)           10.00       8.82         580        5,115  (11.77)%
Fidelity VIP Growth Opportunities Service Class                                                               0.07%
  VUL-CV (.75% Fee Rate)                                8.23       6.99       3,267       22,837  (15.08)%
  VUL-DB (.90% Fee Rate)(1)                            10.00       9.24         101          933   (7.59)%
Fidelity VIP High Income Service Class                                                                        1.93%
  VUL-CV (.75% Fee Rate)                                8.28       7.24       4,269       30,903  (12.55)%
  VUL-DB (.90% Fee Rate)(1)                            10.00       8.90         388        3,449  (11.03)%
Fidelity VIP Investment Grade Bond                                                                            4.28%
  VUL I (.80% Fee Rate)                                10.98      11.81      19,631      231,915    7.60%
Fidelity VIP Overseas Service Class                                                                             --
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.30          88          910    2.98%
Janus Aspen Series Mid Cap Growth Service Shares                                                                --
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.58         283        2,994    5.84%
Janus Aspen Series Balanced                                                                                   3.55%
  VUL-CV (.75% Fee Rate)                                9.43       8.92      25,237      225,234   (5.38)%
  VUL-DB (.90% Fee Rate)(1)                            10.00       9.67       1,273       12,306   (3.34)%
Janus Aspen Series Balanced Service Shares                                                                    2.36%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.18         290        2,958    1.85%
Janus Aspen Series Global Technology Service Shares                                                           0.72%
  VUL-CV (.75% Fee Rate)                                6.28       3.90      15,027       58,677  (37.79)%
  VUL-DB (.90% Fee Rate)(1)                            10.00       7.62         126          962  (23.83)%
Janus Aspen Series Worldwide Growth                                                                           0.70%
  VUL-CV (.75% Fee Rate)                                7.89       6.08      39,216      238,343  (23.02)%
  VUL-DB (.90% Fee Rate)(1)                            10.00       8.47       1,899       16,082  (15.32)%
Janus Aspen Series Worldwide Growth Service Shares                                                            0.10%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.73         193        2,069    7.26%
Lincoln VIPT Aggressive Growth                                                                                  --
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      11.25          85          956   12.54%
Lincoln VIPT Bond                                                                                             7.30%
  VUL-CV (.75% Fee Rate)                               10.46      11.34      27,628      313,226    8.34%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)           10.00      10.48       1,887       19,769    4.78%
Lincoln VIPT Capital Appreciation                                                                               --
  VUL-CV (.75% Fee Rate)                                7.66       5.63         864        4,866  (26.45)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)           10.00       7.92         104          823  (20.77)%
Lincoln VIPT Equity-Income                                                                                    1.98%
  VUL-CV (.75% Fee Rate)                               10.64       9.78         915        8,951   (8.05)%
  VUL-DB (.90% Fee Rate)(1)                            10.00       9.45          90          850   (5.53)%
Lincoln VIPT Global Asset Allocation                                                                          1.25%
  VUL-CV (.75% Fee Rate)                                9.32       8.53       2,896       24,710   (8.47)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)           10.00       9.55          90          859   (4.53)%
Lincoln VIPT International                                                                                    0.99%
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.44          85          887    4.41%
Lincoln VIPT Money Market                                                                                     3.71%
  VUL I (.80% Fee Rate)                                10.78      11.13     110,260    1,226,712    3.19%
  VUL-CV (.75% Fee Rate)                               10.20      10.53     103,069    1,085,107    3.24%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)           10.00      10.15      16,452      167,005    1.51%
Lincoln VIPT Social Awareness                                                                                 0.56%
  VUL-CV (.75% Fee Rate)                                8.59       7.71         617        4,757  (10.23)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)           10.00       9.26          90          833   (7.35)%
MFS VIT Capital Opportunities                                                                                   --
  VUL-DB Elite (.90% Fee Rate)(2)                      10.00      10.94          85          929    9.38%
MFS VIT Emerging Growth                                                                                         --
  VUL I (.80% Fee Rate)                                13.16       8.68      31,602      274,325  (34.02)%
  VUL-CV (.75% Fee Rate)                                7.52       4.96      41,555      206,315  (33.98)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)           10.00       8.34       1,332       11,108  (16.62)%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

                                              Unit Value Unit Value                                  Investment
                                              Beginning  End of     Units                  Total     Income
Subaccount                                    of Period  Period     Outstanding Net Assets Return(3) Ratio(4)
---------------------------------------------------------------------------------------------------------------
MFS VIT Total Return                                                                                    1.59%
  VUL I (.80% Fee Rate)                         $11.32     $11.26      4,148     $ 46,699    (0.55)%
  VUL-CV (.75% Fee Rate)                         10.61      10.56     13,009      137,384    (0.50)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)     10.00       9.86      2,176       21,462    (1.37)%
MFS VIT Utilities                                                                                       3.20%
  VUL I (.80% Fee Rate)                          12.92       9.72     20,410      198,325   (24.81)%
  VUL-CV (.75% Fee Rate)                          9.62       7.23     19,970      144,454   (24.77)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)     10.00       7.72      1,563       12,063   (22.83)%
NB AMT Mid-Cap Growth                                                                                     --
  VUL-CV (.75% Fee Rate)                          7.39       5.53     26,658      147,342   (25.20)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)     10.00       8.73      6,868       59,966   (12.68)%
NB AMT Partners                                                                                         0.18%
  VUL-CV (.75% Fee Rate)                          9.57       9.23      5,645       52,115    (3.56)%
  VUL-DB (.90% Fee Rate)(1)                      10.00       9.64         90          867    (3.57)%
NB AMT Regency                                                                                            --
  VUL-DB Elite (.90% Fee Rate)(2)                10.00      10.98         85          933     9.77%
PIMCO VIT OPCAP Global Equity                                                                             --
  VUL I (.80% Fee Rate)                          11.83      10.11      8,141       82,309   (14.51)%
PIMCO VIT OPCAP Managed                                                                                 2.58%
  VUL I (.80% Fee Rate)                          10.61      10.01      4,189       41,917    (5.67)%
Putnam VT Growth & Income Class IB                                                                        --
  VUL-DB Elite (.90% Fee Rate)(2)                10.00      10.52         97        1,022     5.24%
Putnam VT Health Sciences Class IB                                                                        --
  VUL-DB Elite (.90% Fee Rate)(2)                10.00      10.02         85          851     0.19%
Scudder VIT EAFE Equity Index                                                                             --
  VUL-CV (.75% Fee Rate)                          8.92       6.67      1,770       11,804   (25.27)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)     10.00       8.27         90          744   (17.25)%
Scudder VIT Equity 500 Index                                                                            1.16%
  VUL I (.80% Fee Rate)                           9.92       8.64     66,082      571,139   (12.88)%
  VUL-CV (.75% Fee Rate)                          8.69       7.57     39,141      296,363   (12.84)%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)     10.00       9.16      3,906       35,767    (8.42)%
Scudder VIT Small Cap Index                                                                             1.11%
  VUL-CV (.75% Fee Rate)                          8.93       9.05     13,135      118,850     1.29%
  VUL-DB and VUL-DB Elite (.90% Fee Rate)(1)     10.00      10.00      1,482       14,811    (0.03)%
FTVIPT Franklin Small Cap                                                                                 --
  VUL-DB Elite (.90% Fee Rate)(2)                10.00      11.27         85          958    12.72%
FTVIPT Templeton Foreign Securities                                                                     3.08%
  VUL I (.80% Fee Rate)                          10.95       9.15     20,045      183,459   (16.42)%
FTVIPT Templeton Foreign Securities Class 2                                                             2.46%
  VUL-CV (.75% Fee Rate)                          9.66       8.06      6,631       53,430   (16.62)%
  VUL-DB (.90% Fee Rate)(1)                      10.00       8.86        266        2,356   (11.44)%
FTVIPT Templeton Global Asset Allocation                                                                1.34%
  VUL I (.80% Fee Rate)                          11.00       9.85      2,519       24,816   (10.44)%
FTVIPT Templeton Growth Securities                                                                      2.19%
  VUL I (.80% Fee Rate)                          12.31      12.09      4,295       51,935    (1.77)%
  VUL-DB Elite (.90% Fee Rate)(2)                10.00      10.64        194        2,061     6.38%
FTVIPT Templeton Growth Securities Class 2                                                              1.75%
  VUL-CV (.75% Fee Rate)                         10.15       9.94      4,604       45,759    (2.05)%
  VUL-DB (.90% Fee Rate)(1)                      10.00       9.77        122        1,189    (2.31)%

(1) Reflects less than a full year of activity. Funds were first received in this option on 5/9/2001.
(2) Reflects less than a full year of activity. Funds were first received in this option on 10/29/2001.
(3) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(4) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2004.

                                                       Aggregate  Aggregate
                                                       Cost of    Proceeds
   Subaccount                                          Purchases  from Sales
   -------------------------------------------------------------------------
   AIM V.I. Capital Appreciation                       $   76,522 $   33,061
   AIM V.I. Diversified Income                             63,646     33,531
   AIM V.I. Growth                                        177,887    133,609
   AIM V.I. International Growth                           43,913     13,772
   AIM V.I. Premier Equity                                261,952    255,745
   ABVPSF Growth and Income Class A                       226,115     33,965
   ABVPSF Premier Growth Class A                           22,370      4,132
   ABVPSF Small Cap Value Class A                          57,062     10,260
   ABVPSF Technology Class A                               59,782     20,548
   American Century VP Inflation Protection                86,165        488
   American Funds Global Growth Class 2                     8,971        816
   American Funds Global Small Capitalization Class 2      94,097     24,637
   American Funds Growth Class 2                          521,625    166,725
   American Funds Growth-Income Class 2                   375,195    118,532
   American Funds International Class 2                   240,094     24,165
   Baron Capital Asset                                     24,607     28,837
   Delaware VIPT Diversified Income                         5,216         23
   Delaware VIPT Emerging Markets                          39,520     21,771
   Delaware VIPT High Yield                               147,375     40,721
   Delaware VIPT REIT                                     192,139     63,393
   Delaware VIPT Small Cap Value                          212,669    105,803
   Delaware VIPT Trend                                    139,338     95,182
   Delaware VIPT U.S. Growth                               19,370      2,302
   Delaware VIPT Value                                     48,750      7,039
   Fidelity VIP Asset Manager                              53,414     23,795
   Fidelity VIP Contrafund Service Class                  259,089    143,200
   Fidelity VIP Equity-Income                             212,477     44,672
   Fidelity VIP Equity-Income Service Class               103,159     54,483
   Fidelity VIP Growth Service Class                      127,102     30,381
   Fidelity VIP Growth Opportunities Service Class         10,863      9,642
   Fidelity VIP High Income Service Class                  23,283     15,518
   Fidelity VIP Investment Grade Bond                     130,672     70,571
   Fidelity VIP Overseas Service Class                     73,286     15,261
   FTVIPT Franklin Small Cap                               65,404      9,524
   FTVIPT Templeton Foreign Securities                     44,488     35,557
   FTVIPT Templeton Foreign Securities Class 2             20,558     20,302
   FTVIPT Templeton Global Asset Allocation                 5,915      6,527
   FTVIPT Templeton Growth Securities                      70,811     38,057
   FTVIPT Templeton Growth Securities Class 2               6,180      9,349
   Janus Aspen Series Balanced                             38,639     76,171
   Janus Aspen Series Balanced Service Shares              79,382     57,708
   Janus Aspen Series Global Technology Service Shares     16,265      6,727
   Janus Aspen Series Mid Cap Growth Service Shares        23,621      9,895
   Janus Aspen Series Worldwide Growth                     54,748     40,443
   Janus Aspen Series Worldwide Growth Service Shares      14,387     16,475
   Lincoln VIPT Aggressive Growth                             121          8
   Lincoln VIPT Bond                                      548,388    186,169
   Lincoln VIPT Capital Appreciation                       18,006      2,631
   Lincoln VIPT Equity-Income                              54,652      4,237
   Lincoln VIPT Global Asset Allocation                     6,081      1,836
   Lincoln VIPT International                              72,744      7,869
   Lincoln VIPT Money Market                            3,236,404  3,295,247
   Lincoln VIPT Social Awareness                           47,523      4,620
   M Fund Brandes International Equity                         35         --
   MFS VIT Capital Opportunities                           11,439        304
   MFS VIT Emerging Growth                                111,669     74,056
   MFS VIT Total Return                                   261,125    126,321
   MFS VIT Utilities                                      127,952     82,062
   NB AMT Mid-Cap Growth                                  120,429     78,789
   NB AMT Partners                                         43,248     21,869
   NB AMT Regency                                          66,470      4,934
   PIMCO VIT OPCAP Global Equity                           18,527     15,667
   PIMCO VIT OPCAP Managed                                    790      6,262
   Putnam VT Growth & Income Class IB                       2,797     21,552
   Putnam VT Health Sciences Class IB                      23,027      6,145
   Scudder VIT EAFE Equity Index                           47,502     12,126
   Scudder VIT Equity 500 Index                           414,168    399,839
   Scudder VIT Small Cap Index                            146,540     83,900

Lincoln Life & Annuity Flexible Premium Variable Life Account M

5. Investments
The following is a summary of investments owned at December 31, 2004.

                                                            Net
                                                    Shares  Asset
Subaccount                                          Owned   Value  Value of Shares Cost of Shares
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                        15,329 $22.69   $  347,817      $  369,156
AIM V.I. Diversified Income                          27,828   8.74      243,217         254,992
AIM V.I. Growth                                      58,906  16.05      945,433       1,004,470
AIM V.I. International Growth                         4,230  19.77       83,620          69,011
AIM V.I. Premier Equity                              71,175  21.30    1,516,021       1,582,674
ABVPSF Growth and Income Class A                     13,530  24.08      325,798         286,451
ABVPSF Premier Growth Class A                         3,087  23.44       72,354          59,062
ABVPSF Small Cap Value Class A                        9,539  16.84      160,641         119,421
ABVPSF Technology Class A                             2,878  15.27       43,951          42,225
American Century VP Inflation Protection              8,192  10.55       86,426          85,682
American Funds Global Growth Class 2                    535  17.23        9,219           8,203
American Funds Global Small Capitalization Class 2   10,203  17.02      173,658         135,017
American Funds Growth Class 2                        31,762  51.10    1,623,020       1,345,099
American Funds Growth-Income Class 2                 31,087  36.64    1,139,029         964,501
American Funds International Class 2                 21,909  15.79      345,950         297,451
Baron Capital Asset                                   4,356  27.05      117,841          82,759
Delaware VIPT Diversified Income                        554   9.45        5,235           5,193
Delaware VIPT Emerging Markets                        5,371  14.50       77,875          49,548
Delaware VIPT High Yield                             50,975   6.11      311,459         270,791
Delaware VIPT REIT                                   24,209  19.08      461,898         332,789
Delaware VIPT Small Cap Value                        29,892  30.45      910,215         638,950
Delaware VIPT Trend                                  17,887  30.73      549,674         457,363
Delaware VIPT U.S. Growth                             4,047   6.83       27,641          26,219
Delaware VIPT Value                                   7,751  18.46      143,086         117,321
Fidelity VIP Asset Manager                           15,024  14.85      223,099         219,586
Fidelity VIP Contrafund Service Class                30,263  26.53      802,884         631,855
Fidelity VIP Equity-Income                           20,320  25.37      515,512         450,186
Fidelity VIP Equity-Income Service Class             11,466  25.28      289,870         233,332
Fidelity VIP Growth Service Class                    11,186  31.88      356,622         325,185
Fidelity VIP Growth Opportunities Service Class       2,691  16.05       43,188          39,020
Fidelity VIP High Income Service Class                9,943   6.97       69,304          62,095
Fidelity VIP Investment Grade Bond                   26,714  13.25      353,954         342,464
Fidelity VIP Overseas Service Class                   6,256  17.44      109,107          90,001
FTVIPT Franklin Small Cap                             7,468  19.66      146,827         118,067
FTVIPT Templeton Foreign Securities                  18,762  14.53      272,619         248,310
FTVIPT Templeton Foreign Securities Class 2           6,378  14.35       91,521          71,187
FTVIPT Templeton Global Asset Allocation              1,650  21.11       34,827          28,448
FTVIPT Templeton Growth Securities                   14,310  12.98      185,745         157,113
FTVIPT Templeton Growth Securities Class 2            3,104  12.83       39,824          33,703
Janus Aspen Series Balanced                          12,442  24.39      303,471         280,436
Janus Aspen Series Balanced Service Shares            7,955  25.24      200,792         181,173
Janus Aspen Series Global Technology Service Shares  10,518   3.55       37,338          39,507
Janus Aspen Series Mid Cap Growth Service Shares      2,384  25.36       60,470          46,787
Janus Aspen Series Worldwide Growth                  11,708  26.78      313,530         308,130
Janus Aspen Series Worldwide Growth Service Shares    2,692  26.62       71,660          64,902
Lincoln VIPT Aggressive Growth                           13   9.86          125             113
Lincoln VIPT Bond                                   112,922  12.97    1,464,142       1,456,190
Lincoln VIPT Capital Appreciation                     2,184  17.68       38,610          35,675
Lincoln VIPT Equity-Income                            4,095  18.02       73,783          65,930
Lincoln VIPT Global Asset Allocation                  3,443  14.18       48,831          40,875
Lincoln VIPT International                            5,762  16.30       93,945          80,006
Lincoln VIPT Money Market                           548,172  10.00    5,481,719       5,481,719
Lincoln VIPT Social Awareness                         1,947  29.03       56,535          51,370
M Fund Brandes International Equity                       2  17.00           35              35
MFS VIT Capital Opportunities                           988  13.57       13,412          11,852
MFS VIT Emerging Growth                              29,988  17.52      525,383         564,190
MFS VIT Total Return                                 40,025  21.43      857,737         743,314
MFS VIT Utilities                                    28,137  20.45      575,402         464,401
NB AMT Mid-Cap Growth                                27,258  17.83      486,003         417,837
NB AMT Partners                                       7,158  18.32      131,137         105,104
NB AMT Regency                                        6,033  14.79       89,233          75,826
PIMCO VIT OPCAP Global Equity                         6,578  15.73      103,470          88,712
PIMCO VIT OPCAP Managed                               1,303  42.73       55,680          49,201
Putnam VT Growth & Income Class IB                    1,321  25.44       33,600          25,618
Putnam VT Health Sciences Class IB                    4,552  11.73       53,398          46,416
Scudder VIT EAFE Equity Index                        15,000   9.54      143,101         113,441
Scudder VIT Equity 500 Index                        124,271  12.73    1,581,976       1,391,397
Scudder VIT Small Cap Index                          25,376  14.35      364,145         278,532

Lincoln Life & Annuity Flexible Premium Variable Life Account M

6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2004 is as follows:

                                                    Units   Units     Net Increase
Subaccount                                          Issued  Redeemed  (Decrease)
----------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                         9,084   (3,969)     5,115
AIM V.I. Diversified Income                           4,724   (2,953)     1,770
AIM V.I. Growth                                      39,751  (28,763)    10,988
AIM V.I. International Growth                         4,217   (1,735)     2,481
AIM V.I. Premier Equity                              46,491  (45,900)       591
ABVPSF Growth and Income Class A                     19,191   (2,927)    16,263
ABVPSF Premier Growth Class A                         2,353     (404)     1,950
ABVPSF Small Cap Value Class A                        3,772     (679)     3,092
ABVPSF Technology Class A                             4,123   (1,382)     2,741
American Century VP Inflation Protection              8,197     (100)     8,097
American Funds Global Growth Class 2                    871      (74)       798
American Funds Global Small Capitalization Class 2    7,874   (2,453)     5,420
American Funds Growth Class 2                        54,176  (21,580)    32,597
American Funds Growth-Income Class 2                 31,912  (11,629)    20,282
American Funds International Class 2                 17,888   (2,019)    15,868
Baron Capital Asset                                   2,348   (2,538)      (190)
Delaware VIPT Diversified Income                        483       (7)       475
Delaware VIPT Emerging Markets                        2,590   (1,154)     1,436
Delaware VIPT High Yield                              9,963   (3,315)     6,649
Delaware VIPT REIT                                   12,191   (4,422)     7,769
Delaware VIPT Small Cap Value                        13,353   (7,180)     6,173
Delaware VIPT Trend                                  17,338  (11,837)     5,501
Delaware VIPT U.S. Growth                             1,889     (252)     1,638
Delaware VIPT Value                                   3,901     (563)     3,338
Fidelity VIP Asset Manager                            4,726   (2,155)     2,572
Fidelity VIP Contrafund Service Class                24,482  (15,408)     9,074
Fidelity VIP Equity-Income                           21,018   (5,246)    15,772
Fidelity VIP Equity-Income Service Class              7,831   (4,072)     3,758
Fidelity VIP Growth Service Class                    14,348   (3,910)    10,438
Fidelity VIP Growth Opportunities Service Class       1,754   (1,611)       142
Fidelity VIP High Income Service Class                2,263   (1,943)       320
Fidelity VIP Investment Grade Bond                    8,415   (5,325)     3,091
Fidelity VIP Overseas Service Class                   5,274   (1,071)     4,203
FTVIPT Franklin Small Cap                             4,831     (609)     4,223
FTVIPT Templeton Foreign Securities                   4,705   (3,843)       862
FTVIPT Templeton Foreign Securities Class 2           2,638   (2,534)       103
FTVIPT Templeton Global Asset Allocation                308     (411)      (104)
FTVIPT Templeton Growth Securities                    5,170   (2,773)     2,397
FTVIPT Templeton Growth Securities Class 2              598     (900)      (302)
Janus Aspen Series Balanced                           4,297   (8,673)    (4,376)
Janus Aspen Series Balanced Service Shares            5,491   (3,633)     1,858
Janus Aspen Series Global Technology Service Shares   5,615   (2,649)     2,965
Janus Aspen Series Mid Cap Growth Service Shares      2,003     (781)     1,222
Janus Aspen Series Worldwide Growth                  13,026  (10,465)     2,562
Janus Aspen Series Worldwide Growth Service Shares    1,387   (1,521)      (133)
Lincoln VIPT Aggressive Growth                           10       (1)         9
Lincoln VIPT Bond                                    42,394  (17,603)    24,791
Lincoln VIPT Capital Appreciation                     2,026     (340)     1,686
Lincoln VIPT Equity-Income                            5,134     (451)     4,682
Lincoln VIPT Global Asset Allocation                    570     (194)       376
Lincoln VIPT International                            5,195     (608)     4,586
Lincoln VIPT Money Market                           318,839 (332,366)   (13,527)
Lincoln VIPT Social Awareness                         4,343     (513)     3,830
M Fund Brandes International Equity                       4       (1)         3
MFS VIT Capital Opportunities                           929      (25)       904
MFS VIT Emerging Growth                              19,983  (16,604)     3,380
MFS VIT Total Return                                 23,218  (12,541)    10,676
MFS VIT Utilities                                    14,398  (10,620)     3,779
NB AMT Mid-Cap Growth                                16,237  (13,282)     2,954
NB AMT Partners                                       4,499   (2,217)     2,282
NB AMT Regency                                        4,837     (423)     4,415
PIMCO VIT OPCAP Global Equity                         1,716   (1,423)       293
PIMCO VIT OPCAP Managed                                   5     (578)      (573)
Putnam VT Growth & Income Class IB                      177   (1,792)    (1,616)
Putnam VT Health Sciences Class IB                    2,272     (589)     1,684
Scudder VIT EAFE Equity Index                         4,866   (1,369)     3,496
Scudder VIT Equity 500 Index                         46,443  (51,492)    (5,049)
Scudder VIT Small Cap Index                          11,372   (7,858)     3,513

Lincoln Life & Annuity Flexible Premium Variable Life Account M

The change in units outstanding for the year ended December 31, 2003 is as follows:

                                                    Units   Units     Net Increase
Subaccount                                          Issued  Redeemed  (Decrease)
----------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                         7,893   (5,017)     2,876
AIM V.I. Diversified Income                           5,811   (4,692)     1,119
AIM V.I. Growth                                      38,578  (37,852)       726
AIM V.I. International Growth                       103,307 (102,522)       785
AIM V.I. Premier Equity                              60,138  (56,596)     3,542
ABVPSF Growth and Income                              5,419   (1,334)     4,085
ABVPSF Premier Growth                                 1,117     (430)       687
ABVPSF Small Cap Value                                5,019     (968)     4,051
ABVPSF Technology                                     3,960   (3,690)       270
American Funds Global Small Capitalization Class 2    2,588   (1,482)     1,106
American Funds Growth Class 2                        54,790  (19,297)    35,493
American Funds Growth-Income Class 2                 33,343   (9,274)    24,069
American Funds International Class 2                  6,456     (608)     5,848
Baron Capital Asset                                   3,927   (4,210)      (283)
Delaware VIPT Emerging Markets                        1,020   (2,458)    (1,438)
Delaware VIPT High Yield                              8,429   (2,551)     5,877
Delaware VIPT Value                                   7,424     (415)     7,009
Delaware VIPT REIT                                    7,472   (4,923)     2,549
Delaware VIPT Small Cap Value                        14,685   (6,483)     8,202
Delaware VIPT Trend                                  13,339  (13,872)      (533)
Delaware VIPT U.S. Growth                               839      (95)       744
Fidelity VIP Asset Manager                            4,738   (1,557)     3,181
Fidelity VIP Contrafund Service Class                16,677  (14,664)     2,013
Fidelity VIP Equity-Income                            9,237   (9,613)      (376)
Fidelity VIP Equity-Income Service Class             12,994     (906)    12,088
Fidelity VIP Growth Service Class                    11,855   (4,245)     7,609
Fidelity VIP Growth Opportunities Service Class       2,061     (971)     1,090
Fidelity VIP High Income Service Class                1,849   (1,510)       339
Fidelity VIP Investment Grade Bond                    9,130   (8,585)       545
Fidelity VIP Overseas Service Class                   1,076     (247)       829
FTVIPT Franklin Small Cap                             4,552     (541)     4,011
FTVIPT Templeton Foreign Securities                   6,044   (4,641)     1,403
FTVIPT Templeton Foreign Securities Class 2          69,722  (69,282)       440
FTVIPT Templeton Global Asset Allocation                624     (913)      (288)
FTVIPT Templeton Growth Securities                    3,929   (1,309)     2,620
FTVIPT Templeton Growth Securities Class 2            1,252   (2,695)    (1,442)
Janus Aspen Series Balanced                           6,560   (8,454)    (1,894)
Janus Aspen Series Balanced Service Shares           13,970   (1,111)    12,859
Janus Aspen Series Global Technology Service Shares   3,204   (2,158)     1,047
Janus Aspen Series Mid Cap Growth Service Shares      1,777     (402)     1,375
Janus Aspen Series Worldwide Growth                  13,786  (11,345)     2,441
Janus Aspen Series Worldwide Growth Service Shares    3,046   (1,506)     1,539
Lincoln VIPT Bond                                    43,677  (29,644)    14,033
Lincoln VIPT Capital Appreciation                       976     (489)       487
Lincoln VIPT Equity-Income                              670     (265)       405
Lincoln VIPT Global Asset Allocation                    694     (197)       497
Lincoln VIPT International                              752     (297)       455
Lincoln VIPT Money Market                           559,635 (389,002)   170,634
Lincoln VIPT Social Awareness                           729     (248)       481
MFS VIT Capital Opportunities                            67      (13)        53
MFS VIT Emerging Growth                              21,716  (19,485)     2,231
MFS VIT Total Return                                 24,883   (7,857)    17,026
MFS VIT Utilities                                    15,145  (11,688)     3,458
NB AMT Mid-Cap Growth                                16,787  (16,718)        70
NB AMT Partners                                       1,912   (1,197)       715
NB AMT Regency                                        1,438      (88)     1,350
PIMCO VIT OPCAP Global Equity                         2,802   (4,264)    (1,462)
PIMCO VIT OPCAP Managed                               1,549   (1,203)       347
Putnam VT Growth & Income Class IB                    1,954     (258)     1,697
Putnam VT Health Sciences Class IB                    1,078     (360)       718
Scudder VIT EAFE Equity Index                       162,013 (156,893)     5,120
Scudder VIT Equity 500 Index                         60,269  (32,782)    27,488
Scudder VIT Small Cap Index                           5,586   (5,459)       128

Lincoln Life & Annuity Flexible Premium Variable Life Account M

December 31, 2004

7. New Investment Funds and Fund Name Changes
During 2003, the Alliance Variable Products Series Fund (AVPSF) family of funds changed its name to the AllianceBernstein Variable Products Series Fund (ABVPSF) and the Lincoln National (LN) fund family changed its name to the Lincoln Variable Insurance Products Trust (Lincoln VIPT).

Also during 2003, the Janus Aspen Series Aggressive Growth Portfolio Service Shares changed its name to the Janus Aspen Series Mid Cap Growth Portfolio Service Shares.

In 2003, the M Fund Brandes International Equity Fund, the M Fund Business Opportunity Value Fund, the M Fund Frontier Capital Appreciation Fund and the M Fund Turner Core Growth Fund became available as investment options to Variable Account contract owners. However, none of the subaccounts had any activity during 2003.

During 2004, the OCC Accumulation Trust (OCC) family of funds changed its name to PIMCO Advisors VIT (fund family of the OPCAP funds).

Also during 2004, the Delaware VIPT Large Cap Value Series changed its name to the Delaware VIPT Value Series.

In 2004, the American Century VP Inflation Protection Fund, the American Funds Global Growth Class 2 Fund and the Delaware VIPT Diversified Income Series became available as investment options to Variable Account contract owners. Accordingly, the 2004 statement of operations and statement of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2004.

8. Fund Closing
In April 2003, the Delaware VIPT Devon Fund ceased to be available as an investment option to Variable Account contract owners.

Report of Independent Registered Public Accounting Firm

Board of Directors of Lincoln Life & Annuity Company of New York
   and
Contract Owners of Lincoln Life & Annuity Flexible Premium Variable Life
  Account M

We have audited the accompanying statement of assets and liabilities of Lincoln Life & Annuity Flexible Premium Variable Life Account M ("Variable Account") comprised of the subaccounts described in Note 1 and Note 8, as of December 31, 2004, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life & Annuity Flexible Premium Variable Life Account M at December 31, 2004, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2005

                  Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Balance Sheets

                                                                        December 31
                                                                     2004        2003
                                                                  ----------  ----------
                                                                      (000s omitted)
                                                                  ----------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2004 -- $1,958,675; 2003 -- $1,908,926)  $2,065,144  $2,019,991
------------------------------------------------------------------
   Equity (cost: 2004 -- $2,515; 2003 -- $2,515)                       2,760       2,607
------------------------------------------------------------------
 Mortgage loans on real estate                                       168,765     145,784
------------------------------------------------------------------
 Policy loans                                                        157,975     161,605
------------------------------------------------------------------
 Other investments                                                     2,047         258
                                                                  ----------  ----------
------------------------------------------------------------------
Total Investments                                                  2,396,691   2,330,245
------------------------------------------------------------------
Cash and invested cash                                                49,757      36,373
------------------------------------------------------------------
Property and equipment                                                   153         494
------------------------------------------------------------------
Deferred acquisition costs                                            81,980      55,745
------------------------------------------------------------------
Premiums and fees receivable                                             297         539
------------------------------------------------------------------
Accrued investment income                                             31,087      30,232
------------------------------------------------------------------
Assets held in separate accounts                                     816,829     523,728
------------------------------------------------------------------
Amounts recoverable from reinsurers                                   87,337      73,198
------------------------------------------------------------------
Goodwill                                                             109,512     109,512
------------------------------------------------------------------
Other intangible assets                                              130,689     144,301
------------------------------------------------------------------
Other assets                                                          31,216      25,357
                                                                  ----------  ----------
------------------------------------------------------------------
Total Assets                                                      $3,735,548  $3,329,724
                                                                  ==========  ==========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                              $1,125,098  $1,099,848
------------------------------------------------------------------
 Contractholder funds                                              1,074,817   1,042,574
------------------------------------------------------------------
 Liabilities related to separate accounts                            816,829     523,728
                                                                  ----------  ----------
------------------------------------------------------------------
Total Insurance and Investment Contract Liabilities                3,016,744   2,666,150
------------------------------------------------------------------
Federal income taxes                                                  45,898      42,127
------------------------------------------------------------------
Other liabilities                                                     90,347      66,849
                                                                  ----------  ----------
------------------------------------------------------------------
Total Liabilities                                                  3,152,989   2,775,126
------------------------------------------------------------------
Shareholder's Equity:
Common stock -- $100 par value,
  authorized, issued and outstanding shares -- 20,000
  (owned by The Lincoln National Life Insurance Company)               2,000       2,000
                                                                  ----------  ----------
------------------------------------------------------------------
Retained earnings                                                    542,990     512,783
------------------------------------------------------------------
Accumulated Other Comprehensive Income:
 Net unrealized gain on securities available-for-sale                 37,613      39,820
------------------------------------------------------------------
 Minimum pension liability adjustment                                    (44)         (5)
                                                                  ----------  ----------
------------------------------------------------------------------
Total Accumulated Other Comprehensive Income                          37,569      39,815
                                                                  ----------  ----------
------------------------------------------------------------------
Total Shareholder's Equity                                           582,559     554,598
                                                                  ----------  ----------
------------------------------------------------------------------
Total Liabilities and Shareholder's Equity                        $3,735,548  $3,329,724
                                                                  ==========  ==========
------------------------------------------------------------------

See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Income

                                                                                  Year Ended December 31
                                                                                 2004      2003      2002
                                                                               --------  --------  --------
                                                                                      (000s omitted)
                                                                               ----------------------------
Revenue:
Insurance premiums                                                             $ 11,281  $ 12,392  $ 13,185
-------------------------------------------------------------------------------
Insurance fees                                                                   69,519    64,087    59,664
-------------------------------------------------------------------------------
Net investment income                                                           138,691   136,654   134,938
-------------------------------------------------------------------------------
Realized gain (loss) on investments                                              (4,643)    7,145   (11,308)
-------------------------------------------------------------------------------
Other revenue and fees                                                              744     2,741       663
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Revenue                                                                   215,592   223,019   197,142
-------------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                        118,203   121,551   118,552
-------------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                          52,148    57,647    48,210
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Benefits and Expenses                                                     170,351   179,198   166,762
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Income before Federal Income Taxes and Cumulative Effect of Accounting Changes   45,241    43,821    30,380
-------------------------------------------------------------------------------
Federal income taxes                                                             15,284    14,286    10,291
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                            29,957    29,535    20,089
-------------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income taxes)                91      (232)       --
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Net Income                                                                     $ 30,048  $ 29,303  $ 20,089
------------------------------------------------------------------------------ ========  ========  ========




See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Shareholder's Equity

                                                                                         Year Ended December 31
                                                                                        2004      2003      2002
                                                                                      --------  --------  --------
                                                                                             (000s omitted)
                                                                                      ----------------------------
Common Stock:
Balance at beginning and end-of-year                                                  $  2,000  $  2,000  $  2,000
--------------------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                                           512,783   483,219   463,099
--------------------------------------------------------------------------------------
Comprehensive income                                                                    27,802    29,276    53,885
--------------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of federal income tax):
 Net unrealized (loss) gain on securities available-for-sale, net of reclassification
   adjustment                                                                           (2,207)      (22)   33,796
--------------------------------------------------------------------------------------
 Minimum pension liability adjustment                                                      (39)       (5)       --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Net Income                                                                              30,048    29,303    20,089
--------------------------------------------------------------------------------------
Stock compensation/issued for benefit plans                                                159       261        31
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                 542,990   512,783   483,219
--------------------------------------------------------------------------------------

Net Unrealized Gain on Securities Available-for-Sale
Balance at beginning-of-year                                                            39,820    39,842     6,046
--------------------------------------------------------------------------------------
Change during the year                                                                  (2,207)      (22)   33,796
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                  37,613    39,820    39,842
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                                                (5)       --        --
--------------------------------------------------------------------------------------
Change during the year                                                                     (39)       (5)       --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Balance at End-of-Year                                                                     (44)       (5)       --
                                                                                      --------  --------  --------
--------------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                             $582,559  $554,598  $525,061
------------------------------------------------------------------------------------- ========  ========  ========


See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Cash Flows

                                                                                       Year Ended December 31
                                                                                     2004       2003       2002
                                                                                  ---------  ---------  ---------
                                                                                           (000s omitted)
                                                                                  -------------------------------
Cash Flows from Operating Activities:
Net income                                                                        $  30,048  $  29,303  $  20,089
----------------------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
 Deferred acquisition costs                                                         (26,183)   (26,459)   (29,152)
----------------------------------------------------------------------------------
 Policy liabilities and accruals                                                    (30,763)   (34,001)   (35,796)
----------------------------------------------------------------------------------
 Contractholder funds                                                                47,112     48,472     49,611
----------------------------------------------------------------------------------
 Amounts recoverable from reinsurers                                                (14,139)      (621)       186
----------------------------------------------------------------------------------
 Federal income taxes                                                                 4,642     20,716      7,491
----------------------------------------------------------------------------------
 Amortization of other intangible assets                                             13,592     12,048     13,030
----------------------------------------------------------------------------------
 Realized loss on investments and derivative instruments                              4,643      2,542     11,308
----------------------------------------------------------------------------------
 Other                                                                               (6,314)    31,530     13,989
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Adjustments                                                                      (7,410)    54,227     30,667
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Provided by Operating Activities                                            22,638     83,530     50,756
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------

Cash Flows from Investing Activities:
Securities-available-for-sale:
 Purchases                                                                         (308,239)  (595,799)  (502,822)
----------------------------------------------------------------------------------
 Sales                                                                               88,488    279,218    180,443
----------------------------------------------------------------------------------
 Maturities                                                                         164,207    177,687    127,618
----------------------------------------------------------------------------------
Purchase of other investments                                                       (54,189)   (56,209)   (36,677)
----------------------------------------------------------------------------------
Sale or maturity of other investments                                                32,957     32,398     81,465
----------------------------------------------------------------------------------
Other                                                                                30,233      9,005    (18,052)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Used in Investing Activities                                               (46,543)  (153,700)  (168,025)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------

Cash Flows from Financing Activities:
Universal life and investment contract deposits                                     246,242    284,899    277,633
----------------------------------------------------------------------------------
Universal life and investment contract withdrawals                                 (165,059)  (148,585)  (145,307)
----------------------------------------------------------------------------------
Investment contract transfers                                                       (43,749)   (45,015)   (15,517)
----------------------------------------------------------------------------------
Common stock issued for benefit plans                                                  (145)        --         --
----------------------------------------------------------------------------------
Nonqualified employee stock option exercise tax benefit                                  --         --         53
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Cash Provided by Financing Activities                                            37,289     91,299    116,862
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Net Increase (Decrease) in Cash and Invested Cash                                    13,384     21,129       (407)
----------------------------------------------------------------------------------
Cash and Invested Cash at Beginning-of-Year                                          36,373     15,244     15,651
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
Cash and Invested Cash at End-of-Year                                             $  49,757  $  36,373  $  15,244
--------------------------------------------------------------------------------- =========  =========  =========


See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation.
Lincoln Life & Annuity Company of New York (the "Company") is a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("LNL"), which is a wholly-owned subsidiary of Lincoln National Corporation ("LNC"). The Company was organized in 1996, under the laws of the State of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

The Company's principal business consists of underwriting annuities and life insurance contracts sold through multiple distribution channels. The Company conducts business only in the State of New York.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the Financial Statements and accompanying notes. Actual results may differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

For the mortgage-backed securities portion of available-for-sale fixed maturity securities portfolio, the Company recognizes investment income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on:
1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; or 3) the fair value of the collateral. The provision for losses is reported as realized gain
(loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments includes realized gains and (losses) from the sale of investments and net gain (loss) on reinsurance embedded derivative. See Note 3 for additional detail. Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of available-for-sale securities carried at fair value are reported as a component of accumulated other comprehensive income, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments.
The Company recognizes all derivative instruments as either assets or liabilities in the Balance Sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. The Company did have derivative instruments that were economic hedges, but were not designated as hedging instruments under Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133").

The Company has certain modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements with embedded derivatives related to the funds withheld assets. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the fair value of these derivatives are recorded in net income as they occur.

Property and Equipment.
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance, bank-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset based

Lincoln Life & Annuity Company of New York fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by the Company and its insurance subsidiaries for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fees revenue.

Deferred Acquisition Costs, Deferred Front End Loads, Deferred Sales
Inducements.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life, variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges, investment, mortality net of reinsurance ceded and expense margins, and actual realized gain (loss) on investments. Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge variable products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs ("DAC") being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads" or "DFEL") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Bonus credits and excess interest credited on dollar cost averaging contracts are considered sales inducement and deferred as a sales inducement asset (referred to as "deferred sales inducements" or "DSI") included in other assets. DSI is amortized as a benefit expense over the expected life of the contract. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in the Company's general account during 2002 through 2004 ranged from 4.0% to 7.0%. For traditional life, group health and disability income products, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies. Benefits and expenses includes the change in reserves for annuity products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB"), and the change in fair values of guarantees for annuity products with guaranteed minimum withdrawal benefits ("GMWB").

Goodwill and Other Intangible Assets.
Goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the

Lincoln Life & Annuity Company of New York

"present value of in-force"). The present value of in-force ("PVIF") is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products acquired, (i.e., variable deferred annuities) and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for PVIF vary depending upon the particular characteristics of the underlying blocks of acquired insurance business. PVIF is amortized in a manner consistent with DAC.

The carrying values of other intangible assets are reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 7.00% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 0.75% to 13.50%.

Beginning January 1, 2004, the liabilities for future claim reserves for variable annuity products containing GMDB features are calculated by multiplying the benefit ratio (present value of total expected GMDB payments over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GMDB payments plus interest. The change in the reserve for a period is then the benefit ratio multiplied by the assessments recorded for the period less GMDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are unlocked to reflect the changes in a manner similar to DAC. Prior to January 1, 2004, the liabilities for future claim reserves for the GMDB feature were a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR was positive.

With respect to its insurance and investment contract liabilities, the Company continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by the Company includes participating life insurance contracts, under which the policyholder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2004 and 2003 participating policies comprised 3.8%, and 4.1% of the face amount of insurance in-force, and dividend expenses were $5.8 million, $4.8 million, and $4.9 million for the years ended December 31, 2004, 2003, and 2002, respectively.

Reinsurance.
The Company enters into reinsurance agreements with other companies in the normal course of its business. All reinsurance agreements, excluding Modco agreements, are reported on a gross basis. Modco agreements are reported net, since there is a right of offset.

Post-retirement Medical and Life Insurance Benefits.
The Company accounts for its post-retirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
Effective January 1, 2003, the Company implemented the provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation," ("FAS 123") to expense the fair value of LNC stock options granted to the Company's employees. On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation.

The Company adopted the retroactive restatement method under FAS 148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. See Note 2 for additional information.

Income Taxes.
The Company has elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Reclassifications.
Certain amounts reported in prior years' Financial Statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholder's equity of the prior years.

Lincoln Life & Annuity Company of New York
Notes to Financial Statements (continued)

--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Changes in Estimates


Statement of Position 03-1.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("the SOP").

The SOP provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as GMDB, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, the SOP addresses the presentation and reporting of separate accounts, the capitalization and amortization of sales inducements, and secondary guarantees on universal-life type contracts. The Company implemented the provisions of the SOP as of January 1, 2004. Adjustments arising from implementation were not material and have been recorded in net income as a cumulative effect of accounting change.

FASB Staff Position No. FAS 97-1 -- Situations in Which Paragraphs of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability.
In June of 2004, the Financial Accounting Standards Board ("FASB") issued Financial Staff Position FAS 97-1 ("FSP 97-1"), which was effective for the third quarter 2004. FSP 97-1 clarifies that the SOP did not restrict the recording of a liability for unearned revenue as defined in accordance with paragraphs 17(b) and 20 of Statement of Accounting Standards No. 97 "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" to only those situations where profits are followed by expected losses. The Company implemented the requirements of FSP 97-1, and they did not have any effect on the Company's results of operations.

Accounting for Share-Based Payment.
In December 2004, the FASB issued Statement No. 123 (revised 2004), Share-Based Payment ("FAS 123(r)"), which is a revision of FAS 123. FAS 123(r) requires all share-based payments to employees to be recognized in the income statement based on their fair values. As discussed in Note 1, the Company had previously adopted the retroactive restatement method under FAS148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994.

LNC currently uses the Black-Scholes formula to estimate the value of stock options granted to employees of the Company and expects to continue to use this acceptable option valuation model upon the required adoption of FAS 123(r) on July 1, 2005. FAS 123(r) also requires that the benefits of tax deductions in excess of recognized compensation cost be reported as financing cash flow, rather than as an operating cash flow as currently required. The Company does not anticipate that adoption for FAS 123(r) will have a material effect on results of operations, operating cash flows or its financial position.

On December 31, 2002, the FASB issued FAS 148, which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation. The Company adopted the fair value method of accounting under FAS 123 with the retroactive restatement method, as amended by FAS 148, as of January 1, 2003 and restated its financial statements for the years 2002, 2001, and 2000.

FASB Financial Staff Position No. FAS -- 106-1 Medicare Prescription Drug Improvement and Modernization Act of 2003 and FASB Staff Position No. FAS -- 106-2 -- Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003.
In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act") became law. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1 ("FSP 106-1"), which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Medicare Act.

There are several uncertainties that exist as to the eventual effects of the Medicare Act on the cost of the prescription drug benefits currently included in LNC's retiree medical benefit plan in which the Company retiree's participate. These uncertainties include various administrative components related to the Medicare Act that have yet to be developed, the potential for significant legislative changes to the Medicare Act prior to its implementation in 2006, and the interrelated effects that the existence of various cost containment measures currently included within LNC's retiree medical benefit plans may have under the new legislation. However, regardless of the outcome of these various uncertainties, the Company does not currently expect that the Medicare Act would have a material affect on future net income due to the cost containment measures already in place under LNC's retiree medical benefit plans for the Company retiree participants.

Due to these uncertainties and expected immaterial impact, the Company elected to defer accounting for the effects of the Medicare Act in 2003. In May 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-2 ("FSP 106-2"), which requires sponsors of a post-retirement health care plan that provides retiree prescription drug benefits to reflect the provisions of the Medicare Act in determining post-retirement benefit cost for the first annual or interim period starting after June 15, 2004.

The Company completed its analysis and incorporated the provisions of the Medicare Act in determining other post-retirement benefit costs and the accumulated post-retirement benefit obligation in third quarter of 2004. The implementation did not have a material effect on the Company's results of operations. For additional information, see Note 7.

Due to uncertainties about how the Company participants in LNC's post-retirement plan will elect to participate in the

Lincoln Life & Annuity Company of New York

Medicare Act's benefits, and the various uncertainties created by the current lack of guidelines for applying the Medicare Act's provisions, the Company's assessment of the effects of the provisions of the Medicare Act could change. Any change would be included in the financial statements in the period the change occurs. Any change is not expected to have a material effect on the Company.

EITF 03-1 -- The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments.
In March 2004, the FASB's Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 established impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also required income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. EITF 03-1 indicated that, although not presumptive, a pattern of selling investments prior to the forecasted recovery may call into question an investor's intent to hold the security until it recovers in value. The application of EITF 03-1 was to be effective for reporting periods beginning after June 15, 2004. However, in September 2004, the FASB directed the FASB staff to develop a staff position ("FSP") providing further guidance on this topic. On September 30, 2004, the FASB issued FSP EITF 03-1-1 delaying the effective date of the accounting and measurement provisions of EITF 03-1 until further guidance is finalized, and it is not known what the effective date of the final FSP will be. The Company will continue to monitor developments concerning EITF 03-1 and is currently unable to estimate the potential effects of implementing EITF 03-1 on its financial condition or results of operations.

Accounting for Variable Interest Entities.
In January 2003, the FASB issued initial guidance under Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. A VIE is an entity in which no equity investors have the characteristics of a controlling financial interest or have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The FASB significantly modified several key aspects of the rules in a revised interpretation issued in December 2003. The Company adopted the final FIN 46 rules on December 31, 2003.

Accounting for Modified Coinsurance.
During the fourth quarter of 2003, the Company implemented the FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements.

The effective date for implementation of DIG B36 for the Company was the October 1, 2003 start date of the fourth quarter. At the time of adoption, the Company recorded a charge to net income of $0.4 million, pre-tax ($0.2 million, after-tax) as a cumulative effect of a change in accounting, representing the fair value of the embedded derivatives included in various Modco and CFW reinsurance agreements. In conjunction with recording the above charge, the Company also recorded an increase in Other Comprehensive Income relating to the fact that prior to the adoption of DIG B36 the net unrealized gains on the underlying available-for-sale securities supporting these reinsurance agreements had been accounted for as gains benefiting the reinsurance companies assuming the risks under these Modco and CFW reinsurance agreements.

Effective with the fourth quarter of 2003 and going forward, changes in the fair value of the embedded derivative as measured by the changes in the fair value of available-for-sale securities supporting these reinsurance arrangements, flows through net income.

Accounting for Costs Associated with Exit or Disposal Activities.
In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. LNC adopted FAS 146 on January 1, 2003, and the adoption affects the timing of when expense is recognized for restructuring activities after December 31, 2002. See Note 12 for information on Restructuring charges.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost Gains  Losses  Fair Value
                                             -------------- ------ ------  ----------
                                                          (in millions)
                                             ----------------------------------------
December 31, 2004:
  Corporate bonds...........................    $1,518.3... $ 91.7 $ (5.6)  $1,604.4.
  U.S. government bonds.....................        11.4...    0.8      --      12.2.
  Foreign government bonds..................        17.6...    2.3      --      19.9.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........        43.9...    1.7   (0.1)      45.5.
    Collateralized mortgage obligations.....       131.9...    2.5   (0.3)     134.1.
    Commercial mortgage backed securities...       199.4...   11.5   (0.5)     210.4.
    Other asset-backed securities...........        12.8...    0.6      --      13.4.
  State and municipal bonds.................        20.8...    1.1      --      21.9.
  Redeemable preferred stocks...............         2.6...    0.7      --       3.3.
                                                --------    ------ ------   --------
Total fixed maturity securities.............     1,958.7...  112.9   (6.5)   2,065.1.
Equity securities...........................         2.5...    0.3      --       2.8.
                                                --------    ------ ------   --------
Total.......................................    $1,961.2... $113.2 $ (6.5)  $2,067.9.
                                                ========    ====== ======   ========
December 31, 2003:
  Corporate bonds...........................    $1,491.1... $ 98.0 $ (9.2)  $1,579.9.
  U.S. government bonds.....................        17.1...    1.2   (0.1)      18.2.
  Foreign government bonds..................        17.5...    2.2   (0.1)      19.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........        32.4...    1.7   (0.1)      34.0.
    Collateralized mortgage obligations.....       148.7...    3.4   (0.2)     151.9.
    Commercial mortgage backed securities...       166.7...   12.6   (0.6)     178.7.
    Other asset-backed securities...........        15.6...    0.6      --      16.2.
  State and municipal bonds.................        17.2...    1.2      --      18.4.
  Redeemable preferred stocks...............         2.6...    0.5      --       3.1.
                                                --------    ------ ------   --------
Total fixed maturity securities.............     1,908.9...  121.4  (10.3)   2,020.0.
Equity securities...........................         2.5...    0.1      --       2.6.
                                                --------    ------ ------   --------
Total.......................................    $1,911.4... $121.5 $(10.3)  $2,022.6.
                                                ========    ====== ======   ========

Lincoln Life & Annuity Company of New York

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2004
           Due in one year or less..........    $   94.7     $   95.7
           Due after one year through five
            years...........................       407.7        427.0
           Due after five years through ten
            years...........................       624.2        657.3
           Due after ten years..............       444.1        481.7
                                                --------     --------
           Subtotal.........................     1,570.7      1,661.7
           Asset and mortgage-backed
            securities......................       388.0        403.4
                                                --------     --------
           Total............................    $1,958.7     $2,065.1
                                                ========     ========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset and mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                               Par Value Amortized Cost Fair Value
                               --------- -------------- ----------
                                          (in millions)
                               -----------------------------------
             December 31, 2004
               Below 5%.......  $ 16.4       $ 16.4       $ 16.3
               5%-6%..........   135.8        135.4        138.0
               6%-7%..........   113.9        114.4        118.5
               Above 7%.......   119.5        121.8        130.6
                                ------       ------       ------
               Total..........  $385.6       $388.0       $403.4
                                ======       ======       ======

The quality ratings of fixed maturity securities available-for-sale are as follows:

            NAIC        Rating Agency            December 31, 2004
            Designation Equivalent Designation Fair Value  % of Total
            ----------- ---------------------- ----------  ----------
                                               (in millions, except %)
                                               ----------------------
                 1        AAA / AA / A........  $1,328.0      64.3%
                 2        BBB.................     673.9      32.6
                 3        BB..................      40.9       2.0
                 4        B...................      14.3       0.7
                 5        CCC and lower.......       2.1       0.1
                 6        In or near default..       5.9       0.3
                                                --------     -----
                          Total...............  $2,065.1     100.0%
                                                ========     =====

The major categories of net investment income are as follows:

                                             Year Ended December 31
                                              2004     2003   2002
                                             ------   ------ ------
                                                (in millions)
                                             --------------------
               Fixed maturity securities
                available-for-sale.......... $120.0   $119.0 $115.2
               Equity securities............    0.2      0.2     --
               Mortgage loans on real estate   10.7      9.7   10.8
               Policy loans.................    9.0      9.3    9.7
               Invested cash................     --       --    0.7
               Other investments............    0.8      0.6    0.1
                                             ------   ------ ------
               Investment revenue...........  140.7    138.8  136.5
               Investment expense...........    2.0      2.1    1.6
                                             ------   ------ ------
               Net investment income........ $138.7   $136.7 $134.9
                                             ======   ====== ======

The detail of the net realized gain (loss) on investments and derivative instruments is as follows:

                                                Year Ended December 31
                                                 2004   2003    2002
                                                -----  ------  ------
                                                    (in millions)
                                                ---------------------
          Fixed maturity securities
           available-for-sale
            Gross gain......................... $ 3.0  $ 24.3  $  4.1
            Gross loss.........................  (5.6)  (12.2)  (21.6)
          Other investments....................   0.1     0.5    (0.4)
          Associated restoration (amortization)
           of deferred acquisition costs and
           provision for policyholder
           commitments.........................  (1.8)   (5.0)    6.7
          Investment expenses..................  (0.3)   (0.3)   (0.3)
                                                -----  ------  ------
          Total realized gain (loss) on
           investments.........................  (4.6)    7.3   (11.5)
          Gain (loss) on derivative instruments
           net of associated (amortization)
           restoration of deferred acquisition
           costs...............................    --    (0.2)    0.2
                                                -----  ------  ------
          Total realized gain (loss) on
           investments and derivative
           instruments......................... $(4.6) $  7.1  $(11.3)
                                                =====  ======  ======

Write-downs for other than temporary declines in fair value of fixed maturity securities and net changes in allowances for loss on mortgage loans, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                              Year Ended December 31
                                               2004    2003   2002
                                               -----   ----   -----
                                                (in millions)
                                              ----------------------
                Fixed maturity securities
                 available-for-sale.......... $ 4.5    $7.8   $11.2
                Mortgage loans on real estate  (0.1)    0.2     0.1
                                               -----    ----  -----
                Total........................ $ 4.4    $8.0   $11.3
                                               =====    ====  =====

Lincoln Life & Annuity Company of New York

The change in net unrealized gains (losses) on investments in fixed maturity securities available-for-sale is as follows:

                                            Year Ended December 31
                                             2004    2003   2002
                                             -----   ----   -----
                                              (in millions)
                                            ----------------------
                  Fixed maturity securities $(4.6)   $8.2   $87.0
                  Equity securities........   0.2     0.1      --
                                             -----    ----  -----
                  Total.................... $(4.4)   $8.3   $87.0
                                             =====    ====  =====

For total traded and private securities held by the Company at December 31, 2004 and 2003 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                                        %               %
                                          %    Amor-  Amor-  Unreal- Unreal-
                                 Fair   Fair   tized  tized   ized    ized
                                 Value  Value  Cost   Cost    Loss    Loss
                                 ------ -----  ------ -----  ------- -------
                                                (in millions)
                                 ------------------------------------------
      2004
   (less or =)90 days........... $131.0  43.0% $132.0  42.4% $ (1.0)   15.4%
   90 days but
    (less or =)180 days.........   21.7   7.1%   22.1   7.1%   (0.4)    6.2%
   180 days but
    (less or =)270 days.........   49.2  16.2%   50.2  16.1%   (1.0)   15.4%
   270 days but
    (less or =)1 year...........   25.1   8.2%   25.7   8.3%   (0.6)    9.2%
   1 year or
    greater.....................   77.6  25.5%   81.1  26.1%   (3.5)   53.8%
                                 ------ -----  ------ -----  ------   -----
     Total...................... $304.6 100.0% $311.1 100.0% $ (6.5)  100.0%
                                 ====== =====  ====== =====  ======   =====
      2003
   (less or =)90 days........... $121.6  44.9% $122.9  43.8% $ (1.3)   12.6%
   90 days but (less or =)180
    days........................   72.5  26.8%   74.6  26.5%   (2.1)   20.4%
   180 days but
    (less or =)270 days.........   25.6   9.5%   26.9   9.6%   (1.3)   12.6%
   270 days but
    (less or =)1 year...........    2.5   0.9%    2.7   1.0%   (0.2)    2.0%
   1 year or
    greater.....................   48.4  17.9%   53.8  19.1%   (5.4)   52.4%
                                 ------ -----  ------ -----  ------   -----
     Total...................... $270.6 100.0% $280.9 100.0% $(10.3)  100.0%
                                 ====== =====  ====== =====  ======   =====

The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors considered by the Company in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline,
2) the Company's ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 9--Fair Value of Financial Instruments to the Financial Statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                       December 31
                                                       2004   2003
                                                      -----  -----
                                                      (in millions)
                                                      ------------
             Impaired loans with allowance for losses $ 1.0  $ 2.7
             Allowance for losses....................  (0.3)  (0.4)
                                                      -----  -----
             Net impaired loans...................... $ 0.7  $ 2.3
                                                      =====  =====

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                            Year Ended December 31
                                             2004     2003   2002
                                            -----    -----  -----
                                               (in millions)
                                            -------------------
               Balance at beginning-of-year $ 0.4    $ 0.2  $ 0.1
               Provisions for losses.......    --      0.3    0.2
               Releases due to principal
                paydowns...................  (0.1)    (0.1)  (0.1)
                                            -----    -----  -----
               Balance at end-of-year...... $ 0.3    $ 0.4  $ 0.2
                                            =====    =====  =====

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                Year Ended December 31
                                                2004    2003    2002
                                                ----    ----    ----
                                                (in millions)
                                                ----------------------
                 Average recorded investment in
                  impaired loans............... $1.3    $2.1    $2.1
                 Interest income recognized on
                  impaired loans...............  0.2     0.1     0.3

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2004 and 2003, the Company had no mortgage loans on non-accrual status and no mortgage loans past due 90 days on which interest was still being accrued.

Lincoln Life & Annuity Company of New York

The Company had restructured mortgage loans of $1.5 million at both December 31, 2004 and 2003. The Company recorded $0.1 million of interest income on these restructured mortgage loans in both 2004 and 2003. Interest income in the amount of $0.1 million would have been recorded in both 2004 and 2003 on these mortgage loans according to their original terms. As of December 31, 2004 and 2003, the Company had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2004 the Company's investment commitments for fixed maturity securities (primarily private placements) and mortgage loans on real estate were $7.9 million. As of December 31, 2004 the Company had no standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $7.4 million and $6.6 million at December 31, 2004 and 2003, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                        Year Ended December 31
                                        2004     2003   2002
                                         -----  -----   -----
                                          (in millions)
                                        ----------------------
                      Current.......... $13.5   $(2.2)  $  --
                      Deferred.........   1.8    16.5    10.3
                                         -----  -----   -----
                      Total tax expense $15.3   $14.3   $10.3
                                         =====  =====   =====

The effective tax rate on pre-tax income from continuing operations is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                             Year Ended December 31
                                              2004     2003   2002
                                             -----    -----  -----
                                                (in millions)
                                             -------------------
               Tax rate times pre-tax income
                from continuing operations.. $15.8    $15.3  $10.6
               Effect of:
                 Tax-preferred investment
                  income....................  (0.4)      --   (0.2)
                 Other items................  (0.1)    (1.0)  (0.1)
                                             -----    -----  -----
               Provision for income taxes... $15.3    $14.3  $10.3
                                             =====    =====  =====
               Effective tax rate...........    34%      33%    34%

The Federal income tax liability is as follows:

                                                    December 31
                                                    2004   2003
                                                    -----  -----
                                                    (in millions)
                                                    -------------
                 Current........................... $ 9.2  $ 5.6
                 Deferred..........................  36.7   36.5
                                                    -----  -----
                 Total Federal income tax liability $45.9  $42.1
                                                    =====  =====

Significant components of the Company's deferred tax assets and liabilities are as follows:

                                                     December 31
                                                     2004   2003
                                                    ------ ------
                                                    (in millions)
                                                    -------------
              Deferred tax assets:
                Insurance and investment contract
                 liabilities....................... $ 62.4 $ 55.0
                Net capital loss carryforwards.....     --    4.5
                Investment related.................    1.6    2.7
                Ceding commission asset............    2.8    3.3
                Compensation related...............    0.5    0.5
                Other..............................     --    0.1
                                                    ------ ------
              Total deferred tax assets               67.3   66.1
                                                    ------ ------
              Deferred tax liabilities:
                Deferred acquisition costs.........   19.2    7.8
                Net unrealized gain on securities
                 available-for-sale................   37.4   38.9
                Present value of business in-force.   45.7   50.5
                Other..............................    1.7    5.4
                                                    ------ ------
              Total deferred tax liabilities.......  104.0  102.6
                                                    ------ ------
              Net deferred tax liability........... $ 36.7 $ 36.5
                                                    ====== ======

In 2002, the Company was able to file as part of a consolidated Federal income tax filing with its common parent, LNC. Prior to 2002, tax laws required the Company to file its tax return on a stand alone basis. Net cash paid to LNC for Federal income taxes in 2004 was $9.7 million. Net cash received for Federal income taxes in 2003 was $5.8 million due to the carry forward of pre-consolidation tax losses and carry back of 2002 tax losses. In 2002, the Company received a $1.3 million refund from the Internal Revenue Service ("IRS") for its 2001 tax return.

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2004 and 2003, the Company concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2004 and 2003.

The LNC consolidated return group is subject to annual tax examinations from the IRS. The audits from tax years through 1995 have been completed and these years are closed. The IRS has examined tax years 1996, 1997 and 1998, with assessments resulting in a payment that was not material to the consolidated results of operations. LNC believes a portion of the assessment is inconsistent with existing law, and is protesting it through the established IRS appeals process. LNC and its affiliates are currently under audit by the IRS for years 1999-2002. The Company does not anticipate that any adjustments that might result from such audits would be material to the Company's results of operations or financial condition.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
5. Supplemental Financial Data

Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees", are as follows:

                                           Year Ended December 31
                                            2004    2003    2002
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
              Insurance assumed........... $   --  $   --  $   --
              Insurance ceded.............  (38.2)  (32.2)  (28.0)
                                           ------  ------  ------
              Net reinsurance premiums and
               fees....................... $(38.2) $(32.2) $(28.0)
                                           ======  ======  ======

The income statement caption, "Benefits," is net of reinsurance recoveries of $57.4 million; $25.0 million and $21.5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

A reconciliation of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                     Year Ended December 31
                                                      2004        2003
                                                       ------      -----
                                                     (in millions)
                                                     ---------------------
            Balance at beginning-of-year............ $ 55.7      $42.9
            Deferral................................   40.9       34.4
            Amortization............................  (14.7)      (9.6)
            Adjustment related to realized losses
             on securities available-for-sale.......   (1.9)      (4.5)
            Adjustment related to unrealized
             (gains) losses on securities available-
             for-sale...............................    1.9       (7.5)
            Cumulative effect of accounting
             change.................................    0.1         --
                                                       ------      -----
            Balance at end-of-year.................. $ 82.0      $55.7
                                                       ======      =====

Realized losses on investments and derivative instruments on the Statements of Income for the years ended December 31, 2004, 2003 and 2002 are net of amounts restored (amortized) against deferred acquisition costs of $(1.9) million, $(4.5) million and $6.3 million, respectively. In addition, realized gains and losses are net of adjustments made to policyholder reserves, which were not material for the year ended December 31, 2004, and were $(0.5) million and $0.4 million in 2003 and 2002, respectively. The Company has either a contractual obligation or has a consistent historical practice of making allocations of investment gains and losses to certain policyholders.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                              Year Ended December 31
                                               2004    2003    2002
                                              ------  ------  ------
                                                   (in millions)
                                              ----------------------
          Commissions........................ $ 23.0  $ 21.4  $ 18.4
          Other volume related expenses......   24.0    20.9     6.9
          Operating and administrative
           expenses..........................   13.2    22.1    29.2
          Deferred acquisition costs net of
           amortization......................  (26.2)  (24.8)  (23.1)
          Restructuring charges..............    0.4     0.5      --
          Other intangibles amortization, net
           of unlocking......................   13.6    12.0    13.0
          Taxes, licenses and fees...........    4.1     5.5     3.8
                                              ------  ------  ------
          Total.............................. $ 52.1  $ 57.6  $ 48.2
                                              ======  ======  ======

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                            2004   2003
                                           ------ ------
                                           (in millions)
                                           -------------
                        Life Insurance.... $ 92.8 $ 92.8
                        Lincoln Retirement   16.7   16.7
                                           ------ ------
                            Total......... $109.5 $109.5
                                           ====== ======

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                                          As of             As of
                                     December 31, 2004 December 31, 2003
                                     ----------------  ----------------
                                               Accumu-           Accumu-
                                      Gross     lated   Gross     lated
                                     Carrying  Amorti- Carrying  Amorti-
                                      Amount   zation   Amount   zation
                                     --------  ------- --------  -------
                                               (in millions)
                                     ---------------------------------
         Amortized Intangible
          Assets:
           Present value of in-force
             Lincoln Retirement.....  $ 48.1    $20.9   $ 48.1    $17.8
             Life Insurance.........   167.3     63.8    167.3     53.3
                                      ------    -----   ------    -----
         Total......................  $215.4    $84.7   $215.4    $71.1
                                      ======    =====   ======    =====

Lincoln Life & Annuity Company of New York

Future estimated amortization of present value of in-force is as follows (in millions):

                     2005-$11.8 2006-$ 9.3      2007-$11.9
                     2008- 12.0 2009- 12.2 Thereafter-73.5

A reconciliation of the present value of insurance business acquired included in other intangible assets is as follows:

                                                  December 31
                                             2004    2003    2002
                                            ------  ------  ------
                                                 (in millions)
                                            ----------------------
            Balance at beginning of year... $144.3  $156.3  $169.3
            Interest accrued on unamortized
             balance (Interest rates range
             from 5% to 7%)................    4.4     5.4     5.9
            Amortization...................  (18.0)  (17.4)  (18.9)
                                            ------  ------  ------
                Balance at end-of-year      $130.7  $144.3  $156.3
                                            ======  ======  ======

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                      December 31
                                                     2004     2003
                                                   -------- --------
                                                     (in millions)
                                                   -----------------
           Premium deposit funds.................. $1,018.7 $  988.6
           Undistributed earnings on participating
            business..............................     10.0     10.8
           Other..................................     46.1     43.2
                                                   -------- --------
               Total.............................. $1,074.8 $1,042.6
                                                   ======== ========

The balance sheet caption "Property and Equipment," includes an allowance for depreciation of $0.1 million and $0.3 million at December 31, 2004 and 2003, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
6. Insurance Benefit Reserves


The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts that include various types of GMDB features and a GMWB feature. The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any partial withdrawals following the contract anniversary.

The following table provides information on the GMDB features outstanding at December 31, 2004 and 2003. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) The net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

                                                   December 31
                                                  2004       2003
                                                  ------     ------
                                                 In the Event of Death
                                                 --------------------
                                                  (in millions)
                                                 --------------------
                Return of net deposit
                  Account value................. $809.0     $659.7
                  Net amount at risk............    0.8        1.9
                  Average attained age of
                   contractholders..............     48         47
                Return of net deposits plus a
                 minimum return
                  Account value................. $  0.2     $  0.3
                  Net amount at risk............    0.1        0.1
                  Average attained age of
                   contractholders..............     74         73
                  Guaranteed minimum return.....      5%         5%
                Highest specified anniversary
                 account value minus withdrawals
                 post anniversary
                  Account value................. $453.9     $307.7
                  Net amount at risk............    5.0        8.3
                  Average attained age of
                   contractholders..............     63         62

Approximately $154.0 million and $17.1 million of separate account values at December 31, 2004 and 2003, respectively, were attributable to variable annuities with a GMWB feature. This GMWB feature offers the contractholder a guarantee equal to the initial deposit adjusted for any subsequent purchase payments or withdrawals. There are one-year and five-year step-up options, which allow the contractholder to step up the guarantee. GMWB features are considered to be derivatives under FAS 133 resulting in the guarantees being recognized at fair value, with changes in fair value being reported in net income.

Separate account balances attributable to variable annuity contracts with guarantees are as follows:

                                                        December 31
                                                       2004    2003
                                                      ------  ------
                                                       (in millions)
                                                      --------------
           Asset Type
             Domestic equity......................... $332.1  $164.4
             International equity....................   44.4    17.6
             Bonds...................................   91.4    52.2
                                                      ------  ------
               Total.................................  467.9   234.2
             Money market............................   62.6    36.8
                                                      ------  ------
               Total................................. $530.5  $271.0
                                                      ======  ======
           Percent of total variable annuity separate
            account values...........................   51.7%   41.3%
                                                      ======  ======

The following summarizes the liabilities for GMDB guarantees on variable contracts reflected in the general account:

                                                            GMDB
                                                         2004   2003
                                                        -----  -----
                                                        (in millions)
                                                        ------------
          Balance at January 1......................... $ 0.3  $ 0.6
            Cumulative effect of implementation of SOP
             03-1......................................  (0.3)    --
            Changes in reserves........................   0.3   (0.1)
            Benefits paid..............................  (0.2)  (0.2)
                                                        -----  -----
          Balance at December 31....................... $ 0.1  $ 0.3
                                                        =====  =====

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
7. Benefit Plans


Pension and Other Post-retirement Benefit Plans

LNC maintains funded defined benefit pension plans for most of its U.S. employees including those of the Company. Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $0.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. The plan is funded by contributions to a tax-exempt trust. The Company's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees (including those of the Company): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plan provides defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full-time U.S. employees who, depending on the plan, have worked for the Company 10 years and attained age 55. Medical and dental benefits are also available to spouses and other dependents of employees. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employee's post-retirement plan was changed such that employees and agents not attaining age 50 by that date are not eligible to receive life insurance benefits when they retire. This amendment to the plan resulted in the immediate recognition at the end of 2003 of a one-time curtailment gain of less than $0.1 million pre tax. Life insurance benefits for retirees are noncontributory for employees that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire.

The Company uses a December 31 measurement date for its pension and post-retirement plans.

Plan Cash Flows.

The Company does not expect to contribute to LNC's defined benefit pension plans in 2005. In addition, the Company's funding requirements for its unfunded not-qualified defined benefit pension plan and post-retirement benefit plan in 2005 thru 2014 are not expected to be material.

401(k) and Profit Sharing Plans.
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees (including those of the Company). The Company's contribution to the 401(k) plans is equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. The Company's expense for the 401 (k) plan amounted to $0.2 million in 2004, 2003 and 2002.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees including those of the Company who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, the Company agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. The Company makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of the Company's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans amounted to $0.1 million in 2004, 2003 and 2002.

The Company's total liabilities associated with these plans were $0.5 million and $0.6 million at December 31, 2004 and 2003, respectively.

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. The Company awarded 1,650 and 2,795 performance share units in 2004 and 2003, respectively, that could result in the issuance of LNC shares. As of December 31, 2004, all awarded

Lincoln Life & Annuity Company of New York performance share units were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of each three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

Total compensation expense for the Company's incentive plans involving performance vesting was less than $0.1 million for 2004 and 2003. All expense calculations for performance shares that were granted in 2004 and 2003 have been based upon the fair value at date of grant and an estimate of performance achievement over the three-year performance measurement periods. The estimated cost for each award cycle is expensed over the performance period. As the three-year performance periods progress, LNC refines its estimate of the expense associated with these awards so that by the end of the three-year performance period, LNC's cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Effective January 1, 2003, LNC adopted the fair value recognition method of accounting for its stock option incentive plans under FAS 123, which is considered the preferable accounting method for stock based compensation. Previously, LNC accounted for its stock option incentive plans using the intrinsic value method of accounting under the recognition and measurement provisions of Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations. For more information, see
Note 2 in the Notes to Financial Statements.

The compensation expense resulting from incentive plans involving stock options granted to the Company employees was not material.



--------------------------------------------------------------------------------
8. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions

Net income as determined in accordance with statutory accounting practices for the Company was $20.8 million, $16.9 million and $16.6 million for 2004, 2003 and 2002, respectively.

Shareholder's equity as determined in accordance with statutory accounting practices for the Company was $266.8 million and $251.0 million for December 31, 2004 and 2003, respectively.

The Company acquired a block of individual life insurance and annuity business from CIGNA Corporation in January 1998 and a block of individual life insurance from Aetna, Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense resulting in a reduction of statutory earned surplus.

The Company is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Dividends cannot be declared by State of New York life insurance companies without 30 day notice to the Superintendent, who may disapprove. Dividends on Company stock are paid as declared by its Board of Directors. No dividends were declared in 2004, 2003 or 2002.

Marketing and Compliance Issues

There continues to be a significant amount of federal and state regulatory activity in the industry relating to numerous issues including, but not limited to, market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. Like others in the industry, the Company has received inquiries including requests for information and/or subpoenas from various authorities including the SEC, NASD, and the New York Attorney General. The Company is in the process of responding to these inquiries and continues to cooperate fully with such authorities.

Regulators also continue to focus on replacement and exchange issues. Under certain circumstances companies have been held responsible for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor compliance procedures to minimize any potential liability. Due to the uncertainty surrounding all of these matters, it is not possible to provide a meaningful estimate of the range of potential outcomes; however it is management's opinion that future developments will not materially affect the financial position of the Company.

Insurance Ceded and Assumed

The Company cedes insurance to other insurance companies. The portion of risks exceeding the company's retention limit is reinsured with other insurers. The Company seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2004, the Company's maximum retention was $0.5 million on a single insured. Portions of the Company's deferred annuity business have been reinsured on a Modco basis with other companies to limit the

Lincoln Life & Annuity Company of New York company's exposure to interest rate risks. At December 31, 2004, the reserves associated with these reinsurance arrangements totaled $15.2 million. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying Financial Statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). The Company remains liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

As a result of indemnity reinsurance transactions entered into by the Company to purchase business from Aetna, Inc. and CIGNA Corporation insurance companies, the Company assumes insurance from these companies. Other amounts of insurance are assumed as a result of smaller purchases made by the Company.

Vulnerability from Concentrations

At December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2004, 25.7% of such mortgages, or $43.5 million, involved properties located in California, Illinois and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $3.9 million. Also at December 31, 2004, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial position. Because the Company sells insurance products only in the State of New York, the Company does have a material concentration of its business in that state. This concentration could make the Company vulnerable to legislative or other risks that might significantly impact the ability to do business in the State of New York. The Company is not aware of any significant risks as a result of this geographic concentration.

Other Contingency Matters

The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2004 and 2003, the Company's derivative instruments consisted principally of the reinsurance related embedded derivative attributable to Modco and CFW arrangements. See Notes 1 and 3 for additional information.

--------------------------------------------------------------------------------
9. Fair Value of Financial Instruments


The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Fixed Maturity and Equity Securities -- Available-for-Sale.

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.
Mortgage Loans on Real Estate.

The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.

The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Lincoln Life & Annuity Company of New York

Derivative Instruments.

Fair values for these contracts are based on current settlement values. These values are based on industry standard models that are commercially available for put options. These models project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present-valued to arrive at the derivatives' current fair market values.

Other Investments, Cash and Invested Cash.

The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.

The balance sheet captions, "Insurance Policy and Claim Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's shareholder's equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Investment Commitments.

Fair values for commitments to make investments in fixed maturity securities (primarily private placements) and mortgage loans on real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.

Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                               Carrying Value Fair Value Carrying Value Fair Value
                                                               -------------- ---------- -------------- ----------
                                                                                   December 31
                                                               --------------------------------------------------
                                                                    2004         2004         2003         2003
                                                               -------------- ---------- -------------- ----------
                                                                                  (in millions)
                                                               --------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................    $2,065.1    $ 2,065.1     $2,020.0     $2,020.0
  Equity securities...........................................         2.8          2.8          2.6          2.6
  Mortgage loans on real estate...............................       168.8        179.2        145.8        155.8
  Policy loans................................................       158.0        167.9        161.6        174.5
  Other investments...........................................         2.0          2.0          0.3          0.3
  Cash and invested cash......................................        49.8         49.8         36.4         36.4
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.      (990.2)    (1,008.0)      (954.4)      (978.8)
  Remaining guaranteed interest and similar contracts.........        (0.2)        (0.2)        (0.2)        (0.2)
Investment commitments........................................          --          0.1           --         (0.1)
Derivative instruments*.......................................         0.3          0.3         (0.3)        (0.3)

--------
*Total derivative instruments for 2004 and 2003 represent reinsurance related embedded derivatives.

As of December 31, 2004 and 2003, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $27.7 million and $33.2 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
10. Segment Information


The Company has two business segments: Lincoln Retirement and Life Insurance.

The Lincoln Retirement segment, headquartered in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in the State of New York. Lincoln Retirement distributes some of its products through LNC's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as LNC's retail unit, Lincoln Financial Advisors ("LFA"). In addition, group fixed and variable annuity products and the Alliance program are distributed to the employer-sponsored retirement market through Lincoln Retirement's Fringe Benefit Division dedicated sales force.

The Life Insurance segment, headquartered in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products in the State of New York. The Life Insurance segment offers, universal life, variable universal life, interest-sensitive whole life, term life and corporate owned life insurance. The segment also offers linked-benefit life (a universal life product with a long-term care benefit). A majority of the Life Insurance segment's products are distributed through LFD and LFA. In the third quarter 2002, the Life Insurance segment entered into a marketing agreement to distribute life insurance products through the M Financial Group, a well-respected and successful nationwide organization of independent firms serving the needs of affluent individuals and corporations.

The Company reports operations not directly related to the business segments, unallocated corporate items (i.e., unallocated overhead expenses), LFA and LFD in "Other Operations".

Financial data by segment for 2002 through 2004 is as follows:

                                            Year Ended December 31
                                             2004    2003    2002
                                            ------  ------  ------
                                                 (in millions)
                                            ----------------------
            Revenue:
              Lincoln Retirement........... $ 77.2  $ 74.1  $ 72.9
              Life Insurance...............  142.4   141.6   135.0
                                            ------  ------  ------
                Segment Operating
                 Revenue...................  219.6   215.7   207.9
              Other Operations.............   12.7     7.1     9.3
              Consolidating
               adjustments.................  (12.1)   (6.9)   (8.8)
              Net realized investment
               results/(1)/................   (4.6)    7.1   (11.3)
                                            ------  ------  ------
                Total......................  215.6   223.0   197.1
                                            ------  ------  ------
            Net Income:
              Lincoln Retirement...........    7.7     3.7     4.8
              Life Insurance...............   22.3    22.2    22.3
                                            ------  ------  ------
                Segment Income from
                 Operations................   30.0    25.9    27.1
              Other Operations.............    3.2    (0.7)    0.3
              Other Items/(2)/.............   (0.3)   (0.3)     --
              Net realized investment
               results/(3)/................   (3.0)    4.6    (7.3)
                                            ------  ------  ------
                Income before cumulative
                 effect of accounting
                 change....................   29.9    29.5    20.1
              Cumulative effect of
               accounting change...........    0.1    (0.2)     --
                                            ------  ------  ------
            Net Income..................... $ 30.0  $ 29.3  $ 20.1
                                            ======  ======  ======

                                             December 31
                                            2004      2003
                                          --------- --------
                                            (in millions)
                                          ------------------
                    Assets:
                      Lincoln Retirement.  $2,034.9 $1,705.3
                      Life Insurance.....   1,628.8  1,556.4
                      Other Operations...      71.8     68.0
                                          --------- --------
                    Total................ $ 3,735.5 $3,329.7
                                          ========= ========

--------
/(1)/Includes realized gains (losses) on investments of $(4.6) million, $7.3 million and $(11.5) million for 2004, 2003 and 2002, respectively; realized gains (losses) on derivative instruments of $(0.2) million and $0.2 million for 2003 and 2002, respectively.
/(2)/Includes restructuring charges.
/(3)/Includes realized gains (losses) on investments of $(3.0) million, $4.7 million and $(7.4) million for 2004, 2003 and 2002, respectively; realized gains (losses) on derivative instruments of $(0.1) million and $0.1 million for 2003 and 2002, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
11. Shareholder's Equity


All of the 20,000 authorized, issued and outstanding shares of $100 par value common stock of the Company are owned by LNL.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                     December 31
                                                   2004      2003
                                                 --------  --------
                                                    (in millions)
                                                 ------------------
           Fair value of securities
            available-for-sale.................. $2,067.9  $2,022.6
           Cost of securities available-for-sale  1,961.2   1,911.4
                                                 --------  --------
           Unrealized gain......................    106.7     111.2
           Adjustments to deferred acquisition
            costs...............................    (42.4)    (44.4)
           Amounts required to satisfy
            policyholder commitments............     (4.2)     (3.6)
           Deferred income taxes................    (22.5)    (23.4)
                                                 --------  --------
           Net unrealized gain on securities
            available-for-sale.................. $   37.6  $   39.8
                                                 ========  ========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the deferred acquisition costs asset line and included within the insurance policy and claim reserve line on the Balance Sheets, respectively.

Details underlying the change in net unrealized gain on securities available-for-sale, net of reclassification adjustment shown on the Statements of Shareholder's Equity are as follows:

                                                Year Ended December 31
                                                 2004   2003    2002
                                                -----   -----  -----
                                                   (in millions)
                                                ---------------------
             Unrealized gains on securities
              available-for-sale arising during
              the year......................... $ 0.8   $20.1  $47.7
             Less:
               Reclassification adjustment for
                gains (losses) included in net
                income/(1)/....................   2.1    19.5   (6.1)
               Federal income tax expense on
                reclassification...............   0.9     0.6   20.0
                                                -----   -----  -----
             Net change in unrealized gain
              (loss) on securities
              available-for-sale, net of
              reclassifications and Federal
              income tax expense............... $(2.2)  $  --  $33.8
                                                =====   =====  =====

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.
--------------------------------------------------------------------------------
12. Restructuring Charges

The following provides details on the Company's restructuring charges.

All restructuring charges recorded by the Company are included in underwriting, acquisition, insurance and other expenses on the Statements of Income in the years incurred.

2003 Restructuring Plan.
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, LNL announced that it was combining its retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. The realigned organization has significantly reduced operating expenses while positioning LNL for future growth. In August 2003, LNL announced additional realignment activities, which impact all of LNL's domestic operations.
The total Life Insurance and Retirement restructuring cost to the Company was $0.4 million and $0.3 million for 2004 and

2003, respectively. Additional amounts expended that do not qualify as restructuring charges were $0.7 million for 2004.

2001 Restructuring Plan.
During the first quarter of 2001, the Company recorded a restructuring charge in its Lincoln Retirement segment of $0.7 million ($1.0 million pre-tax). The objective of this restructuring plan is to consolidate the Syracuse, New York operations of the Company into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine, in order to reduce ongoing operating costs and eliminate redundant facilities. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.8 million related to the elimination of 30 positions and (2) other costs of $0.2 million related primarily to lease payments on abandoned office space. This plan was completed in the first quarter of 2002. Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under this plan. The $0.3 million expended in excess of the restructuring charge was expensed as incurred.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
13. Transactions with Affiliates



The Company's products are primarily distributed through affiliated organizations, LFA and LFD. Revenue is paid to these organizations based on business produced by them, and was $12.9 million, $8.0 million and $8.8 million in 2004, 2003, and 2002, respectively.

Delaware Management Holdings Inc. ("DMH"), a wholly owned subsidiary of LNC, is responsible for the management of the Company's general account investments. The management of these investments is priced on an "at cost" basis. The Company paid fees paid of $2.4 million, $2.6 million and $2.0 million to DMH for investment management services in 2004, 2003 and 2002, respectively.

The Company provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This resulted in net payments of $24.8 million, $16.8 million and $13.5 million in 2004, 2003 and 2002, respectively. The Company's related accounts payable to affiliates was $22.8 million and $32.9 million as of December 31, 2004 and 2003, respectively.

The Company cedes business to one affiliated company, LNL. During the fourth quarter of 2004, the Company entered into an additional arrangement with Lincoln National Reinsurance Company Limited relating to certain risks for certain universal life policies, which resulted from recent actuarial reserving guidelines. The caption insurance premiums, in the accompanying Statements of Income has been reduced by $6.9 million, $5.6 million and $4.9 million for premiums paid on these contracts in 2004, 2003, and 2002, respectively. The captions insurance policy and claim reserves and contractholder funds have been reduced by $7.5 million and $4.9 million related to reserve credits taken on these contracts as of December 31, 2004 and 2003, respectively.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of The Lincoln Life & Annuity Company of New York ("Company") as of December 31, 2004 and 2003, and the related statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln Life & Annuity Company of New York at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 2 to the financial statements, in 2004 the Company changed its method of accounting for certain non-traditional long-duration contracts and for separate accounts. Also, as discussed in Note 2 to the financial statements, in 2003 the Company changed its method of accounting for stock compensation costs, certain reinsurance arrangements and costs associated with exit or disposal activities.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 31, 2005

                          PART C -- OTHER INFORMATION

Item 27.

                                   EXHIBITS

     (1)  Resolution of the Board of Directors of The Lincoln Life & Annuity
          Company of New York and related documents authorizing establishment of the Account./(2)/

     (2)  Not Applicable.

     (3)  (a)  Revised and Amended Principal Underwriting Agreement between
               Lincoln Financial Advisors Corporation and Lincoln Life & Annuity
               Company of New York./(4)/
          (b)  Form of Selling Group Agreement between Lincoln Life & Annuity
               Company of New York and M Holdings Securities, Inc./(12)/

     (4)  (a)  Form of Policy LN 693 NY/(12)/, LR 521 NY/(12)/, LN695 NY

          (b)  Riders./(3)/
          (c)  Accounting Value Rider -- Policy Form LR500 NY/(6)/
          (d)  Change of Insured Rider -- Policy Form LR496 NY/(6)/
          (e)  Estate Tax Repeal Rider -- Policy Form LR511 NY/(9)/

          (f)  No-Lapse Enhancement Rider -- Policy Form LR691 NY/(5)/, LR694
               NY/(14)/

     (5)  (a)  Application -- Policy Form B11 NY/(5)/
          (b)  Addendum to Application -- Policy Form B30 NY -- M/(12)/
     (6)  (a)  Articles of Incorporation of Lincoln Life & Annuity Company of
               New York./(1)/
          (b)  Bylaws of Lincoln Life & Annuity Company of New York./(1)/
     (7)  Form of Reinsurance Contracts/(12)/
     (8)  Fund Participation Agreements, and amendments thereto, between Lincoln
          Life & Annuity Company of New York and:

          (a)  AllianceBernstein Variable Products Series Fund, Inc./(10)/
          (b)  American Funds Insurance Series/(10)/
          (c)  American Century Investments Variable Portfolios, Inc./(10)/
          (d)  Delaware VIP Trust/(10)/
          (e)  Fidelity Variable Insurance Products/(10)/
          (f)  Franklin Templeton Variable Insurance Products Trust/(10)/
          (g)  Janus Aspen Series/(10)/
          (h)  Lincoln Variable Insurance Products Trust/(10)/
          (i)  M Fund, Inc./(10)/
          (j)  MFS Variable Insurance Trust/(10)/
          (k)  Neuberger Berman Advisers Management Trust/(10)/
          (l)  Scudder Investments VIT Funds/(10)/

     (9) (a) Services Agreement/(11)/, and amendments thereto/(8)/, between The Lincoln National Life Insurance Company (and affiliates) and
               Delaware Management Holdings, Inc., Delaware Service Company,
               Inc.
          (b)  Amended and Restated Service Agreement by and between Lincoln
               Life & Annuity Company of New York and The Lincoln National Life
               Insurance Company, effective January 1, 2004./(7)/
     (10) Not applicable.
     (11) Opinion and Consent of Robert O. Sheppard, Esq.
     (12) Not Applicable.
     (13) Not Applicable.

     (14) Consent of Independent Registered Public Accounting Firm.

     (15) Not applicable.
     (16) Not applicable.
     (17) Not applicable.

Item 28.

                     DIRECTORS AND OFFICERS OF THE DEPOSITOR


J. Patrick Barrett                      Director
  Chairman and CEO
  Carpat Investments
  4605 Watergap
  Manlius, NY  13104
Robert D. Bond**                        Director
Jon A. Boscia***                        Director
Donna D. DeRosa****                     Director and Assistant Secretary
Christine S. Frederick****              Second Vice President and Chief
                                        Compliance  Officer
John H. Gotta****                       President, Assistant Secretary and
                                        Director
Barbara S. Kowalczyk***                 Director and Chairperson of the
                                        Investment Committee
M. Leanne Lachman                       Director
  President
  Lachman Associates L.L.C.
  870 United Nations Plaza, #19-E
  New York, NY  10017
Louis G. Marcoccia                      Director
  Senior Vice President
  Syracuse University
  Skytop Office Building
  Skytop Road
  Syracuse, NY 13244-5300
Gary W. Parker ****                     Second Vice President and Director
Ron J. Ponder                           Director
  Executive Vice President and CIO
  WellPoint Health Networks, Inc.
  120 Monument Circle
  Indianapolis, IN 46204
Jill S. Ruckelshaus                     Director
  1015 Evergreen Point Road
  Post Office Box 76
  Medina, WA 98039
Robert O. Sheppard*                     Second Vice President and General
                                        Counsel
Michael S. Smith**                      Director
Eldon J. Summers**                      Treasurer
Rise C. M. Taylor**                     Second Vice President and Assistant
                                        Treasurer
Peter L. Witkewiz**                     Second Vice President, Chief Financial
                                        Officer and Assistant Treasurer
C. Suzanne Womack***                    Secretary

----------
*    Principal business address is 100 Madison Street, Suite 1860, Syracuse,  NY
     13202
**   Principal  business  address is 1300 South Clinton  Street,  Fort Wayne, IN
     46801
*** Principal business address is Center Square West Tower, 1500 Market Street, Suite 3900, Philadelphia, PA 19102-2112
**** Principal business address is 350 Church Street, Hartford, CT 06103

Item 29.

               PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                         THE DEPOSITOR OR THE REGISTRANT


   Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System./(13)/


Item 30.

                                INDEMNIFICATION

(a)  Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.

                             PRINCIPAL UNDERWRITERS

(a) Lincoln Financial Advisors, Inc. is the Principal Underwriter for Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account N; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)  See Item 28.

(c)  N/A

Item 32.

                        LOCATION OF ACCOUNTS AND RECORDS

     Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 33.

                               MANAGEMENT SERVICES

     Not Applicable.

Item 34.

                               FEE REPRESENTATION

     Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

--------
*       To be filed by amendment.
/(1)/ Incorporated by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.
/(2)/ Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.
/(3)/ Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form S-6 (File No. 333-42507) filed on July 2, 1998.
/(4)/ Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File 333-93875) filed on April 27, 2000.
/(5)/ Incorporated by reference to Registration Statement on Form N-6 (File No. 333-112972) filed on February 20, 2004.
/(6)/ Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.
/(7)/ Incorporated by reference to Post-Effective Amendment No. 3 of Form N-6 (File No. 333-84684) filed on April 7, 2004.
/(8)/ Incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-43373) filed April 4, 2002.
/(9)/ Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-52194) filed on November 13, 2001.


/(10)/ Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-118480) filed on April 7, 2005.


/(11)/ Incorporated by reference to Post-Effective Amendment No. 21 on Form N1-A (File No. 2-80741, 811-3211) filed on April 10, 2000.
/(12)/ Incorporated by reference to Registration Statement on Form N-6 (File No. 333-115839) filed on May 25, 2004.


/(13)/ Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-118478) filed on April 5, 2005.
/(14)/ Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-112972) filed on April 12, 2005.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-115839; 811-08559; CIK: 0001051629) on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut, on the 15th day of April, 2005. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

                               Lincoln Life & Annuity Flexible Premium
                               Variable Life Account M
                               (Registrant)


                               By: /s/ Gary W. Parker
                                   ---------------------------------------------
                                   Gary W. Parker
                                   Second Vice President and Director
                                   Lincoln Life & Annuity Company of New York


                               Lincoln Life & Annuity Company of New York
                               (Depositor)


                               By: /s/ Gary W. Parker
                                   ---------------------------------------------
                                   Gary W. Parker
                                   Second Vice President and Director


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-115839; 811-08559; CIK: 0001051629) has been signed below on April 15,
2005 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                              Title
---------                              -----
/s/ John H. Gotta*                     President, Assistant Secretary and Director
----------------------------------     (Principal Executive Officer)
John H. Gotta

/s/ Peter L. Witkewiz*                 Second Vice President, Chief Financial Officer
----------------------------------     and Assistant Treasurer
Peter L. Witkewiz                      (Principal Financial Officer)

/s/ Gary W. Parker*                    Second Vice President and Director
----------------------------------
Gary W. Parker

/s/ Donna D. DeRosa*                   Director and Assistant Secretary
----------------------------------
Donna D. DeRosa

/s/ J. Patrick Barrett*                Director
----------------------------------
J. Patrick Barrett

/s/ Robert D. Bond*                    Director
----------------------------------
Robert D. Bond

/s/ Jon A. Boscia*                     Director
----------------------------------
Jon A. Boscia

/s/ Barbara Steury Kowalczyk*          Director and Chairperson of the
----------------------------------     Investment Committee
Barbara Steury Kowalczyk

/s/ Marguerite Leanne Lachman*         Director
----------------------------------
Marguerite Leanne Lachman

/s/ Louis G. Marcoccia*                Director
----------------------------------
Louis G. Marcoccia

/s/ Ron J. Ponder*                     Director
----------------------------------
Ron J. Ponder

/s/ Jill S. Ruckelshaus*               Director
----------------------------------
Jill S. Ruckelshaus

/s/ Michael S. Smith*                  Director
----------------------------------
Michael S. Smith


*By: /s/ Gary W. Parker
     -----------------------------------------------
     Gary W. Parker, pursuant to a Power of Attorney
     incorporated by reference to Registration
     Statement, Form N-6, File No. 333-118480, filed
     on April 7, 2005

/s/ Jill S. Ruckelshaus             *
______________________________              Director
Jill S. Ruckelshaus

/s/ Michael S. Smith                *
______________________________              Director
Michael S. Smith


                               /s/ Gary W. Parker

*By:  __________________________________________
      Gary W. Parker, pursuant to a Power of Attorney
      incorporated by reference to Registration Statement,
      Form N-6, File No. 333-118480, filed on April 7, 2005